UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Shareholder Expense Example Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Performance: The Bottom Line Management's Discussion of Fund Performance Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Annual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,057.50	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,058.90	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,059.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,059.10	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,046.90	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,047.10	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,047.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,047.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2015	Past 1 year	Life of fund A
Investor Class	13.08%	19.43%
Fidelity Advantage® Class	13.28%	19.61%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed near an all-time high for the 12 months ending April 30, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.98%. Growth stocks in the index strongly outperformed value names. The tech-heavy Nasdaq Composite Index® rose 21.52%, while the small-cap Russell 2000® Index advanced 9.71%, held back by growth and valuation worries early in the period. Among the 10 S&P 500® sectors, all except one notched a gain. Health care (+25%) led the way, driven by strong product innovation. Information technology (+21%) benefited from the rise of technology hardware & equipment stocks (+28%), especially shares of Apple (+51%). Consumer discretionary (+20%) gained amid rising personal spending. Energy (-10%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy, and it rose again in December amid sharply declining oil prices that hit the energy sector hard. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team: For the year, the fund's share classes performed roughly in line with the 13.30% advance of the benchmark, the Russell Midcap® Index. (For specific class-level results, please see the Performance section of this report.) The top individual contributor in absolute terms was Avago Technologies, a semiconductor company that reported strong earnings for its first fiscal quarter of 2015. Also adding value was video-on-demand provider Netflix, as big subscriber gains lifted the company's stock. Various health care stocks further contributed, led by biotechnology company Vertex Pharmaceuticals, health insurance benefits provider Cigna and pharmaceuticals distributor AmerisourceBergen. On the negative side, most of the biggest detractors in absolute terms were energy stocks, which was not surprising given the sharp drop seen in the price of oil during the reporting period. Stocks such as energy exploration companies Noble Energy (-28%) and Southwestern Energy, offshore drilling contractor Seadrill (-61%), and natural gas producer Chesapeake Energy (-41%) all faced meaningful challenges. Elsewhere, the fund was hurt by casino gaming operator Wynn Resorts, which struggled to manage a difficult business environment in the Chinese territory of Macau.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Kroger Co.	0.5	0.5
Cigna Corp.	0.5	0.4
Netflix, Inc.	0.5	0.4
Avago Technologies Ltd.	0.4	0.3
Vertex Pharmaceuticals, Inc.	0.4	0.4
Cardinal Health, Inc.	0.4	0.4
Intuit, Inc.	0.4	0.4
McGraw Hill Financial, Inc.	0.4	0.4
Southwest Airlines Co.	0.4	0.4
Crown Castle International Corp.	0.4	0.4
	4.3
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	20.6
Consumer Discretionary	16.9	16.7
Information Technology	14.7	14.3
Industrials	12.6	12.9
Health Care	12.3	11.5
Materials	5.7	5.7
Consumer Staples	5.7	5.6
Utilities	5.7	6.1
Energy	4.8	5.4
Telecommunication Services	0.6	0.7

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.8%
BorgWarner, Inc.	45,659	$ 2,703,013
Gentex Corp.	57,762	1,002,171
Lear Corp.	15,436	1,713,859
The Goodyear Tire & Rubber Co.	55,008	1,560,302
TRW Automotive Holdings Corp. (a)	21,864	2,297,032
Visteon Corp. (a)	8,739	886,135
		10,162,512
Automobiles - 0.6%
Harley-Davidson, Inc.	43,582	2,449,744
Tesla Motors, Inc. (a)(d)	18,930	4,279,127
Thor Industries, Inc.	9,117	548,570
		7,277,441
Distributors - 0.3%
Genuine Parts Co.	30,633	2,752,375
LKQ Corp. (a)	60,434	1,635,948
		4,388,323
Diversified Consumer Services - 0.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	18,704	313,947
DeVry, Inc.	12,275	371,196
Graham Holdings Co.	689	704,799
H&R Block, Inc.	54,120	1,636,589
Service Corp. International	42,355	1,172,386
ServiceMaster Global Holdings, Inc.	8,245	284,947
		4,483,864
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	8,026	246,639
Brinker International, Inc.	12,944	716,709
Chipotle Mexican Grill, Inc. (a)	6,189	3,845,473
Choice Hotels International, Inc.	7,082	423,999
Darden Restaurants, Inc.	24,852	1,584,812
Domino's Pizza, Inc.	11,094	1,196,488
Dunkin' Brands Group, Inc. (d)	19,284	1,004,889
Hilton Worldwide Holdings, Inc. (a)	26,505	767,585
Hyatt Hotels Corp. Class A (a)	8,013	465,155
Marriott International, Inc. Class A	41,747	3,341,847
MGM Mirage, Inc. (a)	74,467	1,574,977
Norwegian Cruise Line Holdings Ltd. (a)	17,745	860,810
Panera Bread Co. Class A (a)(d)	4,832	881,743
Restaurant Brands International, Inc.	40,134	1,636,665
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	33,106	$ 2,253,194
SeaWorld Entertainment, Inc.	14,004	296,885
Six Flags Entertainment Corp.	14,448	679,345
Starwood Hotels & Resorts Worldwide, Inc.	35,602	3,059,992
Wendy's Co.	53,179	538,171
Wyndham Worldwide Corp.	23,816	2,033,886
Wynn Resorts Ltd.	16,190	1,798,223
		29,207,487
Household Durables - 1.7%
D.R. Horton, Inc.	64,435	1,636,649
Garmin Ltd. (d)	24,401	1,102,681
GoPro, Inc. Class A (d)	4,072	203,926
Harman International Industries, Inc.	13,562	1,768,214
Jarden Corp. (a)	38,262	1,958,249
Leggett & Platt, Inc.	27,584	1,171,492
Lennar Corp. Class A	35,577	1,629,427
Mohawk Industries, Inc. (a)	12,119	2,102,647
Newell Rubbermaid, Inc.	54,956	2,095,472
NVR, Inc. (a)	838	1,111,599
PulteGroup, Inc.	75,765	1,462,265
Taylor Morrison Home Corp. (a)	6,996	129,566
Tempur Sealy International, Inc. (a)	12,074	735,427
Toll Brothers, Inc. (a)	35,659	1,267,321
Tupperware Brands Corp. (d)	10,016	669,670
Whirlpool Corp.	15,475	2,717,410
		21,762,015
Internet & Catalog Retail - 1.2%
Expedia, Inc.	19,950	1,879,889
Groupon, Inc. Class A (a)(d)	95,304	659,504
Liberty Interactive Corp.:
(Venture Group) Series A (a)	28,332	1,180,878
Series A (a)	98,158	2,823,024
Liberty TripAdvisor Holdings, Inc. (a)	14,212	422,239
Netflix, Inc. (a)	11,931	6,639,602
TripAdvisor, Inc. (a)	22,233	1,789,534
zulily, Inc. Class A (a)(d)	2,267	28,258
		15,422,928
Leisure Products - 0.4%
Hasbro, Inc.	23,060	1,632,417
Mattel, Inc.	67,813	1,909,614
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Polaris Industries, Inc. (d)	13,148	$ 1,800,750
Vista Outdoor, Inc. (a)	12,313	538,817
		5,881,598
Media - 2.3%
AMC Networks, Inc. Class A (a)(d)	12,092	912,220
Cablevision Systems Corp. - NY Group Class A (d)	38,905	777,322
Charter Communications, Inc. Class A (a)	15,820	2,959,289
Cinemark Holdings, Inc.	22,992	980,149
Clear Channel Outdoor Holding, Inc. Class A (a)	7,391	84,110
Discovery Communications, Inc.:
Class A (a)(d)	45,361	1,467,882
Class C (non-vtg.) (a)	41,057	1,241,153
DISH Network Corp. Class A (a)	42,474	2,873,791
DreamWorks Animation SKG, Inc. Class A (a)(d)	14,628	381,206
Gannett Co., Inc.	45,404	1,558,265
Interpublic Group of Companies, Inc.	84,881	1,768,920
John Wiley & Sons, Inc. Class A	8,563	487,063
Liberty Broadband Corp.:
Class A (a)	4,617	250,426
Class C (a)	12,456	675,863
Liberty Media Corp.:
Class A (a)	19,194	736,666
Class C (a)	37,860	1,436,787
Lions Gate Entertainment Corp.	15,486	480,221
Live Nation Entertainment, Inc. (a)	28,763	720,801
Morningstar, Inc.	3,612	274,115
News Corp. Class A (a)	100,435	1,584,864
Omnicom Group, Inc.	48,764	3,694,361
Regal Entertainment Group Class A (d)	16,483	362,626
Scripps Networks Interactive, Inc. Class A (d)	19,163	1,338,727
Sirius XM Holdings, Inc. (a)	513,786	2,029,455
Starz Series A (a)(d)	17,475	687,292
The Madison Square Garden Co. Class A (a)	12,089	970,747
		30,734,321
Multiline Retail - 1.5%
Big Lots, Inc.	10,311	469,872
Dillard's, Inc. Class A	4,881	642,291
Dollar General Corp.	61,699	4,486,134
Dollar Tree, Inc. (a)	41,131	3,142,820
Family Dollar Stores, Inc.	18,811	1,469,892
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JC Penney Corp., Inc. (a)(d)	58,723	$ 487,401
Kohl's Corp.	41,562	2,977,917
Macy's, Inc.	67,898	4,388,248
Nordstrom, Inc.	27,762	2,097,697
Sears Holdings Corp. (a)(d)	5,247	209,565
		20,371,837
Specialty Retail - 4.0%
Aarons, Inc. Class A	13,011	442,374
Abercrombie & Fitch Co. Class A (d)	14,316	321,824
Advance Auto Parts, Inc.	14,559	2,081,937
Ascena Retail Group, Inc. (a)	26,099	391,224
AutoNation, Inc. (a)	13,743	845,882
AutoZone, Inc. (a)	6,496	4,369,599
Bed Bath & Beyond, Inc. (a)	34,704	2,445,244
Best Buy Co., Inc.	57,202	1,982,049
Cabela's, Inc. Class A (a)(d)	9,656	509,257
CarMax, Inc. (a)(d)	41,610	2,834,057
Chico's FAS, Inc.	29,760	501,754
CST Brands, Inc.	15,254	636,244
Dick's Sporting Goods, Inc.	18,964	1,028,987
DSW, Inc. Class A	15,016	544,630
Foot Locker, Inc.	29,120	1,731,184
GameStop Corp. Class A (d)	21,409	825,103
Gap, Inc.	50,095	1,985,766
GNC Holdings, Inc.	18,019	775,718
L Brands, Inc.	48,383	4,323,505
Michaels Companies, Inc.	5,602	144,868
Murphy U.S.A., Inc. (a)	9,469	618,610
O'Reilly Automotive, Inc. (a)	21,111	4,598,609
Penske Automotive Group, Inc.	8,465	413,177
Ross Stores, Inc.	42,227	4,175,406
Sally Beauty Holdings, Inc. (a)	32,098	1,001,779
Signet Jewelers Ltd.	16,018	2,148,494
Staples, Inc.	127,613	2,082,644
Tiffany & Co., Inc.	22,516	1,969,700
Tractor Supply Co.	27,643	2,378,957
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,838	1,939,693
Urban Outfitters, Inc. (a)	19,998	800,720
Williams-Sonoma, Inc.	18,490	1,359,570
		52,208,565
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	10,647	$ 1,063,209
Coach, Inc.	54,116	2,067,772
Deckers Outdoor Corp. (a)	6,667	493,358
Fossil Group, Inc. (a)	8,686	729,450
Hanesbrands, Inc.	79,358	2,466,447
Kate Spade & Co. (a)	25,007	817,729
Michael Kors Holdings Ltd. (a)	40,768	2,521,908
PVH Corp.	16,521	1,707,445
Ralph Lauren Corp.	11,794	1,573,438
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	34,508	2,676,095
VF Corp.	68,723	4,977,607
		21,094,458
TOTAL CONSUMER DISCRETIONARY		222,995,349
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	30,736	2,773,309
Coca-Cola Enterprises, Inc.	47,261	2,098,861
Constellation Brands, Inc. Class A (sub. vtg.) (a)	31,906	3,699,182
Dr. Pepper Snapple Group, Inc.	39,064	2,913,393
Molson Coors Brewing Co. Class B	26,801	1,970,142
Monster Beverage Corp. (a)	28,476	3,904,344
		17,359,231
Food & Staples Retailing - 1.0%
Kroger Co.	101,361	6,984,772
Rite Aid Corp. (a)	194,895	1,502,640
Sprouts Farmers Market LLC (a)	19,181	613,504
Whole Foods Market, Inc.	73,227	3,497,322
		12,598,238
Food Products - 2.3%
Bunge Ltd.	29,347	2,534,700
Campbell Soup Co.	34,244	1,531,049
ConAgra Foods, Inc.	83,942	3,034,503
Flowers Foods, Inc.	34,136	762,598
Hormel Foods Corp.	26,727	1,452,612
Ingredion, Inc.	14,810	1,175,914
Keurig Green Mountain, Inc.	28,175	3,278,725
McCormick & Co., Inc. (non-vtg.)	25,782	1,941,385
Mead Johnson Nutrition Co. Class A	40,214	3,857,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Pilgrim's Pride Corp. (d)	11,963	$ 295,486
Pinnacle Foods, Inc.	10,518	426,505
The Hain Celestial Group, Inc. (a)(d)	20,084	1,209,860
The Hershey Co.	29,804	2,739,584
The J.M. Smucker Co.	20,655	2,394,328
Tyson Foods, Inc. Class A	57,698	2,279,071
WhiteWave Foods Co. (a)	34,708	1,526,111
		30,439,758
Household Products - 0.5%
Church & Dwight Co., Inc.	27,240	2,211,071
Clorox Co.	25,492	2,704,701
Energizer Holdings, Inc.	12,388	1,692,449
Spectrum Brands Holdings, Inc.	4,181	382,269
		6,990,490
Personal Products - 0.2%
Avon Products, Inc.	86,145	703,805
Coty, Inc. Class A	12,368	295,719
Herbalife Ltd. (a)(d)	15,088	626,454
Nu Skin Enterprises, Inc. Class A	11,677	660,334
		2,286,312
Tobacco - 0.4%
Lorillard, Inc.	71,973	5,028,034
TOTAL CONSUMER STAPLES		74,702,063
ENERGY - 4.8%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (d)	12,856	429,133
Cameron International Corp. (a)	38,392	2,104,649
Diamond Offshore Drilling, Inc. (d)	13,236	443,009
Dresser-Rand Group, Inc. (a)	15,318	1,266,339
Dril-Quip, Inc. (a)	7,724	615,757
FMC Technologies, Inc. (a)	47,360	2,088,576
Frank's International NV (d)	6,118	127,254
Helmerich & Payne, Inc.	19,134	1,491,878
Nabors Industries Ltd.	58,333	974,161
Oceaneering International, Inc.	19,695	1,085,391
Oil States International, Inc. (a)	9,296	442,397
Patterson-UTI Energy, Inc.	28,544	637,958
Rowan Companies PLC (d)	24,233	513,497
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	12,401	$ 197,300
Seadrill Ltd. (d)	69,139	905,030
Seventy Seven Energy, Inc. (a)	8,186	41,502
Superior Energy Services, Inc.	30,892	787,746
Tidewater, Inc. (d)	9,449	261,643
Unit Corp. (a)	9,954	346,797
		14,760,017
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)(d)	11,348	502,830
Cabot Oil & Gas Corp.	83,244	2,815,312
Cheniere Energy, Inc. (a)	47,412	3,626,544
Chesapeake Energy Corp. (d)	105,444	1,662,852
Cimarex Energy Co.	17,448	2,170,531
Cobalt International Energy, Inc. (a)(d)	68,633	734,373
Concho Resources, Inc. (a)	23,946	3,033,000
CONSOL Energy, Inc. (d)	45,502	1,477,905
Continental Resources, Inc. (a)(d)	17,021	895,815
CVR Energy, Inc.	2,794	111,872
Denbury Resources, Inc. (d)	68,098	599,943
Energen Corp.	14,520	1,033,388
EP Energy Corp. (a)(d)	5,767	85,179
EQT Corp.	30,291	2,724,373
Golar LNG Ltd. (d)	9,811	353,147
Gulfport Energy Corp. (a)	19,130	936,222
HollyFrontier Corp.	39,731	1,540,768
Kosmos Energy Ltd. (a)	20,950	204,891
Laredo Petroleum, Inc. (a)(d)	23,057	364,301
Memorial Resource Development Corp.	10,018	202,263
Murphy Oil Corp.	35,686	1,699,010
Newfield Exploration Co. (a)	32,536	1,276,713
Noble Energy, Inc.	77,382	3,924,815
Oasis Petroleum, Inc. (a)	27,242	488,721
ONEOK, Inc.	41,621	2,001,970
PBF Energy, Inc. Class A	13,646	387,273
Peabody Energy Corp. (d)	51,387	243,061
QEP Resources, Inc.	36,515	821,588
Range Resources Corp.	32,754	2,081,844
Rice Energy, Inc. (a)	10,392	255,955
SandRidge Energy, Inc. (a)(d)	96,888	183,118
SM Energy Co.	13,256	768,450
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)(d)	76,860	$ 2,154,386
Targa Resources Corp.	9,665	1,014,535
Teekay Corp.	9,225	458,575
Tesoro Corp.	25,773	2,212,097
Ultra Petroleum Corp. (a)(d)	29,586	503,850
Whiting Petroleum Corp. (a)	41,194	1,561,665
World Fuel Services Corp.	14,242	790,431
WPX Energy, Inc. (a)	39,882	548,378
		48,451,944
TOTAL ENERGY		63,211,961
FINANCIALS - 20.7%
Banks - 2.9%
Associated Banc-Corp.	29,828	561,065
Bank of Hawaii Corp.	9,524	575,154
BankUnited, Inc.	20,165	662,622
BOK Financial Corp.	5,141	335,142
CIT Group, Inc.	36,182	1,629,275
Citizens Financial Group, Inc.	31,776	827,765
City National Corp.	9,348	871,234
Comerica, Inc.	35,762	1,695,476
Commerce Bancshares, Inc.	17,244	736,491
Cullen/Frost Bankers, Inc. (d)	10,512	766,745
East West Bancorp, Inc.	28,418	1,153,487
Fifth Third Bancorp	169,494	3,389,880
First Horizon National Corp.	46,101	656,939
First Niagara Financial Group, Inc.	69,809	634,913
First Republic Bank	27,443	1,599,652
Fulton Financial Corp.	35,633	433,297
Huntington Bancshares, Inc.	165,887	1,801,533
KeyCorp	176,677	2,552,983
M&T Bank Corp. (d)	26,199	3,135,234
PacWest Bancorp (d)	20,218	911,832
Popular, Inc. (a)	21,005	681,192
Regions Financial Corp.	275,538	2,708,539
Signature Bank (a)	10,117	1,356,589
SunTrust Banks, Inc.	106,054	4,401,241
SVB Financial Group (a)	10,108	1,341,938
Synovus Financial Corp.	27,787	768,588
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TCF Financial Corp.	32,829	$ 514,102
Zions Bancorporation	40,608	1,150,628
		37,853,536
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	10,998	2,486,978
Ameriprise Financial, Inc.	37,779	4,732,953
Artisan Partners Asset Management, Inc.	5,256	235,416
E*TRADE Financial Corp. (a)	57,590	1,658,016
Eaton Vance Corp. (non-vtg.)	23,774	976,636
Federated Investors, Inc. Class B (non-vtg.)	18,205	626,252
Interactive Brokers Group, Inc.	10,808	366,932
Invesco Ltd.	86,102	3,566,345
Lazard Ltd. Class A	24,670	1,308,250
Legg Mason, Inc.	20,383	1,073,165
LPL Financial (d)	17,687	715,793
Northern Trust Corp.	47,014	3,439,074
NorthStar Asset Management Group, Inc.	36,292	763,221
Raymond James Financial, Inc.	24,842	1,404,318
SEI Investments Co.	26,532	1,211,451
T. Rowe Price Group, Inc.	52,145	4,233,131
TD Ameritrade Holding Corp.	53,448	1,937,490
Waddell & Reed Financial, Inc. Class A	16,938	835,382
		31,570,803
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	53,563	1,172,494
Navient Corp.	80,353	1,570,098
Santander Consumer U.S.A. Holdings, Inc.	17,190	424,421
SLM Corp. (a)	84,006	856,021
Synchrony Financial (d)	25,334	789,154
		4,812,188
Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	16,984	955,690
IntercontinentalExchange Group, Inc.	22,913	5,144,656
Leucadia National Corp.	73,880	1,756,128
McGraw Hill Financial, Inc.	54,135	5,646,281
Moody's Corp.	35,517	3,818,788
MSCI, Inc. Class A	23,282	1,424,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ OMX Group, Inc.	23,443	$ 1,140,033
Voya Financial, Inc.	25,769	1,091,059
		20,977,261
Insurance - 4.3%
Alleghany Corp. (a)	3,291	1,558,354
Allied World Assurance Co.	19,519	803,012
American Financial Group, Inc.	14,540	918,928
American National Insurance Co.	1,494	149,490
Aon PLC	55,677	5,357,798
Arch Capital Group Ltd. (a)	25,562	1,551,102
Arthur J. Gallagher & Co.	33,440	1,599,435
Aspen Insurance Holdings Ltd.	12,078	564,405
Assurant, Inc.	14,216	873,715
Assured Guaranty Ltd.	30,699	797,867
Axis Capital Holdings Ltd.	20,030	1,042,762
Brown & Brown, Inc.	23,975	766,001
Cincinnati Financial Corp.	32,362	1,638,812
CNA Financial Corp.	5,315	214,195
Endurance Specialty Holdings Ltd. (d)	8,620	520,476
Erie Indemnity Co. Class A	4,783	395,793
Everest Re Group Ltd.	9,205	1,646,867
FNF Group	55,218	1,987,296
FNFV Group (a)	17,549	262,358
Genworth Financial, Inc. Class A (a)	98,309	864,136
Hanover Insurance Group, Inc.	9,248	634,135
Hartford Financial Services Group, Inc.	84,068	3,427,452
HCC Insurance Holdings, Inc.	19,818	1,128,833
Lincoln National Corp.	52,631	2,973,125
Loews Corp.	64,460	2,684,114
Markel Corp. (a)	2,787	2,064,164
MBIA, Inc. (a)	27,866	243,828
Mercury General Corp.	5,231	287,391
Old Republic International Corp.	54,425	832,158
PartnerRe Ltd.	9,311	1,191,808
Principal Financial Group, Inc.	58,755	3,003,556
ProAssurance Corp.	10,840	487,258
Progressive Corp.	117,652	3,136,602
Reinsurance Group of America, Inc.	13,572	1,243,467
RenaissanceRe Holdings Ltd.	9,071	929,687
StanCorp Financial Group, Inc.	8,587	618,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	26,333	$ 1,477,545
Unum Group	51,646	1,764,227
Validus Holdings Ltd.	17,153	717,510
W.R. Berkley Corp.	19,936	976,665
White Mountains Insurance Group Ltd.	1,224	827,387
XL Group PLC Class A	60,105	2,228,693
		56,391,358
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	14,165	1,308,563
American Campus Communities, Inc.	23,235	932,653
American Capital Agency Corp.	70,289	1,450,414
American Homes 4 Rent Class A	28,856	487,378
American Realty Capital Properties, Inc.	179,297	1,619,052
Annaly Capital Management, Inc.	188,320	1,896,382
Apartment Investment & Management Co. Class A	30,795	1,161,895
AvalonBay Communities, Inc.	25,802	4,240,301
BioMed Realty Trust, Inc.	41,354	858,096
Boston Properties, Inc.	30,482	4,033,073
Brandywine Realty Trust (SBI)	35,017	510,548
Brixmor Property Group, Inc.	10,310	241,770
Camden Property Trust (SBI)	16,826	1,263,296
CBL & Associates Properties, Inc.	33,470	602,795
Chimera Investment Corp.	41,352	628,137
Columbia Property Trust, Inc.	24,638	646,255
Communications Sales & Leasing, Inc. (a)	23,915	719,363
Corporate Office Properties Trust (SBI)	18,124	478,292
Corrections Corp. of America	23,843	877,184
Crown Castle International Corp.	66,316	5,539,375
DDR Corp. (d)	59,861	1,020,630
Digital Realty Trust, Inc.	27,072	1,716,636
Douglas Emmett, Inc.	28,534	813,219
Duke Realty LP	65,348	1,294,544
Equity Commonwealth (a)	25,420	640,838
Equity Lifestyle Properties, Inc.	17,228	909,983
Essex Property Trust, Inc.	12,488	2,771,712
Extra Space Storage, Inc.	22,804	1,503,468
Federal Realty Investment Trust (SBI)	13,305	1,778,479
Gaming & Leisure Properties	16,907	603,580
General Growth Properties, Inc.	112,682	3,087,487
HCP, Inc.	91,337	3,679,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.	69,343	$ 4,994,083
Healthcare Trust of America, Inc.	24,878	644,091
Home Properties, Inc.	11,185	822,769
Hospitality Properties Trust (SBI)	29,678	892,714
Host Hotels & Resorts, Inc.	150,929	3,039,710
Iron Mountain, Inc. (d)	37,043	1,277,613
Kilroy Realty Corp.	17,182	1,219,750
Kimco Realty Corp.	81,221	1,957,426
Lamar Advertising Co. Class A	15,814	916,579
Liberty Property Trust (SBI)	29,410	1,024,644
MFA Financial, Inc.	71,281	553,853
Mid-America Apartment Communities, Inc.	14,890	1,110,943
National Retail Properties, Inc.	26,114	1,002,778
NorthStar Realty Finance Corp.	55,391	1,039,135
Omega Healthcare Investors, Inc.	30,950	1,116,986
Outfront Media, Inc.	26,762	768,605
Paramount Group, Inc.	29,052	532,233
Piedmont Office Realty Trust, Inc. Class A	30,279	529,277
Plum Creek Timber Co., Inc. (d)	34,859	1,471,050
Post Properties, Inc.	11,121	635,788
Prologis, Inc.	99,451	3,997,930
Rayonier, Inc.	25,053	641,106
Realty Income Corp.	46,423	2,180,488
Regency Centers Corp.	18,414	1,156,031
Retail Properties America, Inc.	48,496	732,775
Senior Housing Properties Trust (SBI)	46,585	953,595
SL Green Realty Corp.	19,100	2,337,076
Spirit Realty Capital, Inc.	89,413	1,009,473
Starwood Property Trust, Inc.	47,517	1,140,883
Tanger Factory Outlet Centers, Inc.	18,327	615,421
Taubman Centers, Inc.	12,469	897,893
The Macerich Co.	31,452	2,571,516
Two Harbors Investment Corp.	72,128	757,344
UDR, Inc.	49,629	1,626,342
Urban Edge Properties	19,638	444,408
Ventas, Inc.	64,317	4,431,441
Vornado Realty Trust	37,316	3,861,833
Weingarten Realty Investors (SBI) (d)	24,614	806,355
Weyerhaeuser Co.	104,701	3,299,129
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.	19,721	$ 1,251,889
WP Glimcher, Inc.	35,692	535,380
		110,113,701
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	55,357	2,122,387
Forest City Enterprises, Inc. Class A (a)	32,561	773,649
Howard Hughes Corp. (a)	7,942	1,179,149
Jones Lang LaSalle, Inc.	8,911	1,479,761
Realogy Holdings Corp. (a)	29,274	1,387,880
		6,942,826
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	104,678	973,505
Nationstar Mortgage Holdings, Inc. (a)	5,103	128,085
New York Community Bancorp, Inc. (d)	88,622	1,523,412
Ocwen Financial Corp. (a)(d)	19,943	169,316
People's United Financial, Inc.	61,836	934,342
TFS Financial Corp.	14,341	209,665
		3,938,325
TOTAL FINANCIALS		272,599,998
HEALTH CARE - 12.3%
Biotechnology - 1.8%
Alkermes PLC (a)	28,891	1,599,695
Alnylam Pharmaceuticals, Inc. (a)	14,388	1,465,706
BioMarin Pharmaceutical, Inc. (a)	31,315	3,508,846
Incyte Corp. (a)	28,815	2,799,665
Intercept Pharmaceuticals, Inc. (a)(d)	2,837	717,222
Juno Therapeutics, Inc. (d)	1,944	83,087
Medivation, Inc. (a)	15,106	1,823,898
Myriad Genetics, Inc. (a)(d)	14,406	475,830
Pharmacyclics, Inc. (a)(d)	12,113	3,103,351
Seattle Genetics, Inc. (a)(d)	20,105	690,406
United Therapeutics Corp. (a)	9,587	1,530,948
Vertex Pharmaceuticals, Inc. (a)	47,065	5,802,173
		23,600,827
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	16,387	778,055
Align Technology, Inc. (a)	16,141	949,736
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	263,418	$ 4,694,109
C.R. Bard, Inc.	15,246	2,539,679
DENTSPLY International, Inc.	28,582	1,457,682
Edwards Lifesciences Corp. (a)	21,003	2,660,030
Hill-Rom Holdings, Inc.	11,067	552,686
Hologic, Inc. (a)	47,923	1,616,922
IDEXX Laboratories, Inc. (a)(d)	9,511	1,192,394
Intuitive Surgical, Inc. (a)	7,164	3,553,201
ResMed, Inc. (d)	27,664	1,768,836
Sirona Dental Systems, Inc. (a)	11,389	1,056,330
St. Jude Medical, Inc.	56,640	3,967,632
Teleflex, Inc.	8,164	1,003,845
The Cooper Companies, Inc.	9,424	1,678,132
Varian Medical Systems, Inc. (a)(d)	20,721	1,841,061
Zimmer Holdings, Inc.	33,465	3,675,796
		34,986,126
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	44,819	5,122,812
Brookdale Senior Living, Inc. (a)	33,978	1,231,023
Cardinal Health, Inc.	67,666	5,706,950
Catamaran Corp. (a)	41,168	2,444,489
Centene Corp. (a)	23,017	1,426,824
Cigna Corp.	53,402	6,656,025
Community Health Systems, Inc. (a)(d)	23,061	1,237,914
DaVita HealthCare Partners, Inc. (a)	35,430	2,873,373
Envision Healthcare Holdings, Inc. (a)	15,925	604,513
HCA Holdings, Inc. (a)	65,022	4,812,278
Health Net, Inc. (a)	15,862	835,134
Henry Schein, Inc. (a)	17,050	2,337,555
Humana, Inc.	30,809	5,101,970
Laboratory Corp. of America Holdings (a)	19,970	2,387,613
LifePoint Hospitals, Inc. (a)	8,814	659,992
MEDNAX, Inc. (a)	20,007	1,416,095
Omnicare, Inc.	19,501	1,715,698
Patterson Companies, Inc.	17,717	831,902
Premier, Inc. (a)	6,202	235,056
Quest Diagnostics, Inc.	28,846	2,060,181
Tenet Healthcare Corp. (a)	19,329	925,086
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	17,535	$ 2,050,718
VCA, Inc. (a)	16,392	835,500
		53,508,701
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	35,251	468,838
athenahealth, Inc. (a)(d)	7,485	918,110
Cerner Corp. (a)	59,381	4,264,150
IMS Health Holdings, Inc. (d)	14,640	403,918
Inovalon Holdings, Inc. Class A	4,897	123,649
Veeva Systems, Inc. Class A (a)(d)	7,407	196,656
		6,375,321
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	66,485	2,750,484
Bio-Rad Laboratories, Inc. Class A (a)	4,174	561,194
Bio-Techne Corp.	7,331	703,483
Bruker Corp. (a)	21,658	410,636
Charles River Laboratories International, Inc. (a)	9,586	662,968
Illumina, Inc. (a)	27,740	5,111,095
Mettler-Toledo International, Inc. (a)	5,818	1,844,364
PerkinElmer, Inc.	22,387	1,147,558
QIAGEN NV (a)	46,270	1,101,689
Quintiles Transnational Holdings, Inc. (a)	10,770	709,528
VWR Corp. (d)	5,918	157,064
Waters Corp. (a)	16,885	2,113,833
		17,273,896
Pharmaceuticals - 1.9%
Endo Health Solutions, Inc. (a)	35,439	2,979,180
Hospira, Inc. (a)	33,211	2,898,988
Jazz Pharmaceuticals PLC (a)	11,723	2,094,900
Mallinckrodt PLC (a)	22,573	2,554,812
Mylan N.V. (a)	74,408	5,376,722
Perrigo Co. PLC	28,033	5,137,888
Zoetis, Inc. Class A	99,695	4,428,452
		25,470,942
TOTAL HEALTH CARE		161,215,813
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	21,142	$ 1,264,080
Exelis, Inc.	37,222	912,683
Hexcel Corp.	19,397	972,760
Huntington Ingalls Industries, Inc.	9,855	1,296,819
KLX, Inc. (a)	10,340	433,349
L-3 Communications Holdings, Inc.	17,035	1,957,492
Orbital ATK, Inc.	11,672	853,924
Rockwell Collins, Inc.	26,937	2,621,778
Spirit AeroSystems Holdings, Inc. Class A (a)	24,062	1,224,515
Textron, Inc.	55,836	2,455,667
TransDigm Group, Inc.	10,532	2,234,153
Triumph Group, Inc.	10,278	608,869
Vectrus, Inc. (a)	2,060	52,654
		16,888,743
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	29,293	1,886,176
Expeditors International of Washington, Inc.	39,468	1,808,818
		3,694,994
Airlines - 1.0%
Alaska Air Group, Inc.	27,393	1,754,796
Copa Holdings SA Class A (d)	6,607	732,650
Southwest Airlines Co.	137,334	5,570,267
Spirit Airlines, Inc. (a)	14,489	992,062
United Continental Holdings, Inc. (a)	74,356	4,442,027
		13,491,802
Building Products - 0.6%
A.O. Smith Corp.	15,018	959,650
Allegion PlC	19,163	1,171,817
Armstrong World Industries, Inc. (a)	8,993	492,277
Fortune Brands Home & Security, Inc.	33,379	1,488,703
Lennox International, Inc.	8,738	925,878
Masco Corp.	71,338	1,889,744
Owens Corning	23,344	902,479
USG Corp. (a)	18,065	479,445
		8,309,993
Commercial Services & Supplies - 1.3%
ADT Corp.	34,967	1,314,759
Cintas Corp.	20,105	1,607,395
Clean Harbors, Inc. (a)(d)	12,277	678,304
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Copart, Inc. (a)	23,016	$ 818,679
Covanta Holding Corp.	20,988	425,847
KAR Auction Services, Inc.	27,718	1,031,387
Pitney Bowes, Inc.	40,294	901,377
R.R. Donnelley & Sons Co.	39,459	734,727
Republic Services, Inc.	52,413	2,129,540
Rollins, Inc.	18,639	462,247
Stericycle, Inc. (a)	16,939	2,260,171
Tyco International Ltd.	83,486	3,287,679
Waste Connections, Inc.	24,547	1,163,773
		16,815,885
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	30,148	951,471
Chicago Bridge & Iron Co. NV (d)	19,491	928,746
Fluor Corp.	29,761	1,789,827
Jacobs Engineering Group, Inc. (a)	26,005	1,114,574
KBR, Inc.	29,215	510,386
Quanta Services, Inc. (a)	42,436	1,226,825
		6,521,829
Electrical Equipment - 0.8%
Acuity Brands, Inc.	8,609	1,437,273
AMETEK, Inc.	49,002	2,568,685
Babcock & Wilcox Co.	21,939	709,068
Hubbell, Inc. Class B	11,729	1,276,467
Regal Beloit Corp.	9,015	704,973
Rockwell Automation, Inc.	27,642	3,278,341
SolarCity Corp. (a)(d)	8,357	501,838
		10,476,645
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	12,681	1,223,717
Roper Industries, Inc.	19,892	3,345,238
		4,568,955
Machinery - 3.6%
AGCO Corp.	17,580	905,546
Allison Transmission Holdings, Inc.	26,819	822,807
Colfax Corp. (a)(d)	18,896	937,053
Crane Co.	9,604	586,900
Donaldson Co., Inc.	28,366	1,060,037
Dover Corp.	33,260	2,518,447
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	27,495	$ 1,609,282
Graco, Inc.	12,226	875,626
IDEX Corp.	16,536	1,240,365
Ingersoll-Rand PLC	53,687	3,534,752
ITT Corp.	18,254	723,771
Joy Global, Inc.	20,218	862,096
Kennametal, Inc.	15,842	560,965
Lincoln Electric Holdings, Inc.	15,447	1,032,786
Manitowoc Co., Inc.	26,057	514,105
Middleby Corp. (a)	11,230	1,138,048
Navistar International Corp. (a)(d)	10,843	324,856
Nordson Corp.	12,859	1,024,219
Oshkosh Corp.	15,656	842,919
PACCAR, Inc.	70,599	4,613,645
Pall Corp.	21,686	2,110,482
Parker Hannifin Corp.	29,659	3,540,098
Pentair PLC	36,497	2,268,289
Snap-On, Inc.	11,593	1,733,733
SPX Corp.	8,216	632,632
Stanley Black & Decker, Inc.	30,972	3,056,936
Terex Corp.	21,943	602,555
Timken Co.	16,375	643,374
Toro Co.	11,201	750,915
Trinity Industries, Inc.	30,342	821,965
Valmont Industries, Inc.	4,940	622,539
WABCO Holdings, Inc. (a)	11,323	1,409,147
Wabtec Corp.	19,233	1,808,864
Xylem, Inc.	36,575	1,354,007
		47,083,761
Marine - 0.1%
Kirby Corp. (a)	11,265	884,640
Professional Services - 1.1%
Dun & Bradstreet Corp.	7,396	944,247
Equifax, Inc.	24,271	2,352,588
IHS, Inc. Class A (a)	13,584	1,704,384
Manpower, Inc.	15,894	1,356,235
Nielsen Holdings B.V.	56,173	2,524,415
Robert Half International, Inc.	27,484	1,523,988
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	12,814	$ 1,626,161
Verisk Analytics, Inc. (a)	33,078	2,482,173
		14,514,191
Road & Rail - 0.8%
AMERCO	1,467	472,433
Avis Budget Group, Inc. (a)	21,082	1,141,379
Con-way, Inc.	11,334	465,827
Genesee & Wyoming, Inc. Class A (a)	10,302	957,571
Hertz Global Holdings, Inc. (a)	88,393	1,842,110
J.B. Hunt Transport Services, Inc.	18,392	1,603,782
Kansas City Southern	22,006	2,255,395
Landstar System, Inc.	8,707	542,533
Old Dominion Freight Lines, Inc. (a)	12,327	876,820
Ryder System, Inc.	10,625	1,013,200
		11,171,050
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	20,604	795,933
Fastenal Co.	59,256	2,525,491
GATX Corp.	8,992	489,165
HD Supply Holdings, Inc. (a)	20,944	691,152
MRC Global, Inc. (a)	19,889	290,379
MSC Industrial Direct Co., Inc. Class A	9,203	653,965
Now, Inc. (d)	21,139	505,222
United Rentals, Inc. (a)	19,420	1,875,584
Veritiv Corp. (a)	1,433	56,946
W.W. Grainger, Inc. (d)	11,600	2,881,788
WESCO International, Inc. (a)(d)	8,940	644,932
		11,410,557
TOTAL INDUSTRIALS		165,833,045
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.0%
Arista Networks, Inc. (d)	1,125	72,011
Arris Group, Inc. (a)	24,986	841,404
Brocade Communications Systems, Inc.	86,583	978,388
CommScope Holding Co., Inc. (a)	12,186	359,609
EchoStar Holding Corp. Class A (a)	8,410	420,500
F5 Networks, Inc. (a)	15,120	1,844,942
Harris Corp.	21,288	1,708,149
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	44,795	$ 567,105
Juniper Networks, Inc.	81,252	2,147,490
Motorola Solutions, Inc.	37,296	2,228,436
Palo Alto Networks, Inc. (a)	10,917	1,612,659
		12,780,693
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	62,595	3,465,885
Arrow Electronics, Inc. (a)	19,925	1,189,722
Avnet, Inc.	27,595	1,176,375
AVX Corp.	8,279	114,002
CDW Corp.	17,494	670,370
Dolby Laboratories, Inc. Class A	9,672	389,395
FLIR Systems, Inc.	28,808	889,879
Ingram Micro, Inc. Class A (a)	30,522	767,934
IPG Photonics Corp. (a)(d)	6,717	594,992
Jabil Circuit, Inc.	40,105	903,165
Keysight Technologies, Inc. (a)	32,677	1,093,372
Knowles Corp. (a)(d)	16,714	320,407
National Instruments Corp.	19,930	569,998
Tech Data Corp. (a)(d)	7,499	422,719
Trimble Navigation Ltd. (a)	52,276	1,329,379
Vishay Intertechnology, Inc.	27,583	349,752
Zebra Technologies Corp. Class A (a)	10,028	923,378
		15,170,724
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,586	2,625,535
AOL, Inc. (a)	15,677	625,512
CoStar Group, Inc. (a)	6,337	1,295,473
Equinix, Inc.	11,291	2,889,706
HomeAway, Inc. (a)	18,031	503,966
IAC/InterActiveCorp	14,786	1,032,359
LendingClub Corp. (d)	12,486	217,881
LinkedIn Corp. Class A (a)	20,765	5,235,479
Pandora Media, Inc. (a)(d)	40,675	725,642
Rackspace Hosting, Inc. (a)	23,477	1,265,410
Twitter, Inc. (a)	102,589	3,996,867
VeriSign, Inc. (a)(d)	21,875	1,389,281
Yelp, Inc. (a)(d)	9,793	385,746
Zillow Group, Inc. (a)(d)	9,375	915,375
		23,104,232
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Alliance Data Systems Corp. (a)	11,705	$ 3,480,014
Amdocs Ltd.	31,958	1,759,927
Booz Allen Hamilton Holding Corp. Class A	14,904	409,860
Broadridge Financial Solutions, Inc.	23,698	1,277,796
Computer Sciences Corp.	28,971	1,867,181
CoreLogic, Inc. (a)	18,066	706,561
DST Systems, Inc.	5,482	630,869
Fidelity National Information Services, Inc.	57,390	3,586,301
Fiserv, Inc. (a)	49,396	3,833,130
FleetCor Technologies, Inc. (a)	16,508	2,655,972
Gartner, Inc. Class A (a)	16,939	1,405,598
Genpact Ltd. (a)	32,544	711,412
Global Payments, Inc.	13,604	1,364,209
Jack Henry & Associates, Inc.	16,985	1,129,672
Leidos Holdings, Inc.	12,704	528,995
Paychex, Inc.	64,702	3,130,930
Sabre Corp.	8,803	219,107
Teradata Corp. (a)(d)	29,062	1,278,437
The Western Union Co.	106,375	2,157,285
Total System Services, Inc.	33,566	1,327,871
Vantiv, Inc. (a)	24,734	967,099
VeriFone Systems, Inc. (a)	22,213	794,559
Xerox Corp.	220,447	2,535,141
		37,757,926
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(d)	122,270	276,330
Altera Corp.	62,413	2,601,374
Analog Devices, Inc.	62,534	3,867,103
Applied Materials, Inc.	242,306	4,795,236
Atmel Corp.	83,269	631,179
Avago Technologies Ltd.	49,701	5,809,053
Broadcom Corp. Class A	106,461	4,706,109
Cree, Inc. (a)(d)	22,061	698,892
First Solar, Inc. (a)	14,474	863,664
Freescale Semiconductor, Inc. (a)	20,742	810,805
KLA-Tencor Corp.	33,082	1,945,222
Lam Research Corp.	32,301	2,441,310
Linear Technology Corp.	47,424	2,187,669
Marvell Technology Group Ltd.	81,191	1,137,486
Maxim Integrated Products, Inc.	55,784	1,831,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. (d)	40,150	$ 1,913,348
NVIDIA Corp.	111,206	2,468,217
ON Semiconductor Corp. (a)	87,173	1,004,233
Skyworks Solutions, Inc.	37,672	3,475,242
SunEdison, Inc. (a)(d)	53,413	1,352,417
SunPower Corp. (a)(d)	8,838	284,495
Teradyne, Inc.	40,938	747,119
Xilinx, Inc.	53,543	2,321,624
		48,169,516
Software - 3.3%
Activision Blizzard, Inc.	98,700	2,251,841
ANSYS, Inc. (a)	18,647	1,600,658
Autodesk, Inc. (a)	45,376	2,578,718
CA Technologies, Inc.	63,986	2,032,835
Cadence Design Systems, Inc. (a)(d)	57,424	1,070,958
Citrix Systems, Inc. (a)	32,780	2,201,505
Electronic Arts, Inc. (a)	62,589	3,635,795
FactSet Research Systems, Inc.	8,458	1,331,205
FireEye, Inc. (a)(d)	17,982	742,657
Fortinet, Inc. (a)	27,256	1,028,641
Informatica Corp. (a)	20,771	998,462
Intuit, Inc.	56,486	5,667,240
NetSuite, Inc. (a)(d)	8,439	806,515
Nuance Communications, Inc. (a)	51,585	790,798
Parametric Technology Corp. (a)	23,407	897,424
Red Hat, Inc. (a)	37,694	2,836,850
Rovi Corp. (a)(d)	18,928	350,357
ServiceNow, Inc. (a)	28,743	2,151,701
SolarWinds, Inc. (a)	12,895	629,018
Solera Holdings, Inc.	13,571	658,465
Splunk, Inc. (a)	25,014	1,659,554
Symantec Corp.	138,020	3,440,149
Synopsys, Inc. (a)	31,089	1,457,452
Tableau Software, Inc. (a)	7,544	738,105
Workday, Inc. Class A (a)(d)	18,765	1,711,556
Zynga, Inc. (a)	140,083	343,203
		43,611,662
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp. (a)(d)	21,192	531,707
Diebold, Inc.	12,587	437,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Lexmark International, Inc. Class A (d)	11,994	$ 532,414
NCR Corp. (a)	33,397	916,414
NetApp, Inc.	62,474	2,264,683
SanDisk Corp.	42,460	2,842,272
Stratasys Ltd. (a)(d)	9,519	356,487
Western Digital Corp.	44,426	4,342,197
		12,223,824
TOTAL INFORMATION TECHNOLOGY		192,818,577
MATERIALS - 5.7%
Chemicals - 2.7%
Airgas, Inc.	14,872	1,506,236
Albemarle Corp. U.S.	22,841	1,363,608
Ashland, Inc.	13,837	1,748,443
Axalta Coating Systems	11,413	350,151
Cabot Corp.	13,028	556,817
Celanese Corp. Class A	31,075	2,062,137
CF Industries Holdings, Inc.	9,545	2,743,901
Cytec Industries, Inc.	14,479	800,544
Eastman Chemical Co.	30,081	2,292,774
FMC Corp.	26,199	1,553,863
Huntsman Corp.	40,208	926,794
International Flavors & Fragrances, Inc.	16,254	1,865,147
NewMarket Corp.	1,816	811,570
Platform Specialty Products Corp. (a)	18,368	494,834
Rayonier Advanced Materials, Inc. (d)	7,346	122,752
RPM International, Inc.	26,146	1,242,981
Sherwin-Williams Co.	15,965	4,438,270
Sigma Aldrich Corp.	23,398	3,250,450
The Mosaic Co.	66,772	2,937,968
The Scotts Miracle-Gro Co. Class A	8,909	574,720
Valspar Corp.	16,980	1,377,078
W.R. Grace & Co. (a)	15,253	1,475,270
Westlake Chemical Corp.	8,283	645,908
		35,142,216
Construction Materials - 0.3%
Eagle Materials, Inc.	9,972	831,565
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	12,199	$ 1,740,187
Vulcan Materials Co.	26,089	2,231,131
		4,802,883
Containers & Packaging - 1.2%
Aptargroup, Inc.	12,869	798,779
Avery Dennison Corp.	18,931	1,052,374
Ball Corp.	27,527	2,020,757
Bemis Co., Inc.	19,813	891,585
Crown Holdings, Inc. (a)	27,748	1,505,606
Greif, Inc. Class A	6,184	252,060
MeadWestvaco Corp.	33,156	1,618,013
Owens-Illinois, Inc. (a)	33,527	801,631
Packaging Corp. of America	19,703	1,363,251
Rock-Tenn Co. Class A	28,312	1,783,090
Sealed Air Corp.	42,598	1,942,469
Silgan Holdings, Inc.	8,382	451,538
Sonoco Products Co.	20,527	917,352
		15,398,505
Metals & Mining - 1.1%
Alcoa, Inc.	233,665	3,135,784
Allegheny Technologies, Inc.	21,336	725,211
Carpenter Technology Corp.	10,480	453,260
Cliffs Natural Resources, Inc. (d)	31,007	184,182
Compass Minerals International, Inc.	6,755	596,669
Newmont Mining Corp.	99,302	2,630,510
Nucor Corp.	63,653	3,110,086
Reliance Steel & Aluminum Co.	15,670	1,014,162
Royal Gold, Inc.	12,746	822,499
Steel Dynamics, Inc.	47,852	1,058,965
Tahoe Resources, Inc.	30,649	433,125
TimkenSteel Corp.	7,965	232,498
United States Steel Corp. (d)	28,716	689,758
		15,086,709
Paper & Forest Products - 0.4%
Domtar Corp.	12,392	535,582
International Paper Co.	86,459	4,644,577
		5,180,159
TOTAL MATERIALS		75,610,472
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.	201,249	$ 1,380,568
Level 3 Communications, Inc. (a)	55,215	3,088,727
Windstream Holdings, Inc.	19,929	232,771
Zayo Group Holdings, Inc.	4,249	112,811
		4,814,877
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	25,705	2,977,153
Telephone & Data Systems, Inc.	16,994	453,910
U.S. Cellular Corp. (a)(d)	2,532	93,507
		3,524,570
TOTAL TELECOMMUNICATION SERVICES		8,339,447
UTILITIES - 5.7%
Electric Utilities - 2.2%
Edison International	64,906	3,955,372
Entergy Corp.	35,799	2,762,967
Eversource Energy	63,187	3,080,998
FirstEnergy Corp.	83,736	3,006,960
Great Plains Energy, Inc.	30,890	808,700
Hawaiian Electric Industries, Inc.	21,482	672,387
ITC Holdings Corp.	31,222	1,123,992
OGE Energy Corp.	39,491	1,290,566
Pepco Holdings, Inc.	49,278	1,280,242
Pinnacle West Capital Corp.	21,703	1,328,224
PPL Corp.	132,306	4,502,373
Westar Energy, Inc.	26,501	997,763
Xcel Energy, Inc.	100,166	3,396,629
		28,207,173
Gas Utilities - 0.4%
AGL Resources, Inc.	23,418	1,177,223
Atmos Energy Corp.	19,867	1,072,818
National Fuel Gas Co.	16,712	1,077,088
Questar Corp.	36,334	851,669
UGI Corp.	33,919	1,180,720
		5,359,518
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	76,886	1,676,884
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
NRG Energy, Inc.	67,499	$ 1,703,675
The AES Corp.	142,982	1,894,512
		5,275,071
Multi-Utilities - 2.5%
Alliant Energy Corp.	22,351	1,351,565
Ameren Corp.	48,427	1,982,601
CenterPoint Energy, Inc.	86,038	1,804,217
CMS Energy Corp.	53,205	1,805,246
Consolidated Edison, Inc.	58,142	3,578,640
DTE Energy Co.	35,111	2,795,889
Integrys Energy Group, Inc.	15,821	1,156,515
MDU Resources Group, Inc.	38,031	847,711
NiSource, Inc.	62,601	2,718,135
Public Service Enterprise Group, Inc.	100,687	4,182,538
SCANA Corp.	27,864	1,476,235
Sempra Energy	48,628	5,162,835
TECO Energy, Inc.	48,384	916,877
Vectren Corp.	16,053	693,008
Wisconsin Energy Corp.	45,061	2,213,396
		32,685,408
Water Utilities - 0.2%
American Water Works Co., Inc.	35,315	1,925,374
Aqua America, Inc.	35,374	948,731
		2,874,105
TOTAL UTILITIES		74,401,275
TOTAL COMMON STOCKS (Cost $1,140,397,978)		1,311,728,000
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $998,415)	$ 1,000,000	998,876
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	14,107,795	$ 14,107,795
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	72,130,382	72,130,382
TOTAL MONEY MARKET FUNDS (Cost $86,238,177)		86,238,177
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $1,227,634,570)		1,398,965,053
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(83,390,808)
NET ASSETS - 100%		$ 1,315,574,245
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 3,441,950	$ 45,068

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $711,117.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,569
Fidelity Securities Lending Cash Central Fund	407,278
Total	$ 419,847
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 222,995,349	$ 222,995,349	$ -	$ -
Consumer Staples	74,702,063	74,702,063	-	-
Energy	63,211,961	63,211,961	-	-
Financials	272,599,998	272,599,998	-	-
Health Care	161,215,813	161,215,813	-	-
Industrials	165,833,045	165,833,045	-	-
Information Technology	192,818,577	192,818,577	-	-
Materials	75,610,472	75,610,472	-	-
Telecommunication Services	8,339,447	8,339,447	-	-
Utilities	74,401,275	74,401,275	-	-
U.S. Government and Government Agency Obligations	998,876	-	998,876	-
Money Market Funds	86,238,177	86,238,177	-	-
Total Investments in Securities:	$ 1,398,965,053	$ 1,397,966,177	$ 998,876	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,068	$ 45,068	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 45,068	$ -
Total Value of Derivatives	$ 45,068	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $69,818,282) - See accompanying schedule: Unaffiliated issuers (cost $1,141,396,393)	$ 1,312,726,876
Fidelity Central Funds (cost $86,238,177)	86,238,177
Total Investments (cost $1,227,634,570)		$ 1,398,965,053
Receivable for investments sold		1,269,544
Receivable for fund shares sold		3,361,078
Dividends receivable		552,889
Distributions receivable from Fidelity Central Funds		53,801
Receivable from investment adviser for expense reductions		121,797
Other receivables		1,177
Total assets		1,404,325,339

Liabilities
Payable for investments purchased	$ 15,402,769
Payable for fund shares redeemed	845,917
Accrued management fee	131,267
Payable for daily variation margin for derivative instruments	164,328
Other affiliated payables	76,431
Collateral on securities loaned, at value	72,130,382
Total liabilities		88,751,094

Net Assets		$ 1,315,574,245
Net Assets consist of:
Paid in capital		$ 1,136,128,424
Undistributed net investment income		4,508,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,561,605
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,375,547
Net Assets		$ 1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($35,791,023 ÷ 1,993,817 shares)	$ 17.95

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($986,563,927 ÷ 54,884,338 shares)	$ 17.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($268,052,414 ÷ 14,908,938 shares)	$ 17.98

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($25,166,881 ÷ 1,399,800 shares)	$ 17.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Operations

	Year ended April 30, 2015

Investment Income
Dividends		$ 13,439,175
Interest		513
Income from Fidelity Central Funds (including $407,278 from security lending)		419,847
Total income		13,859,535

Expenses
Management fee	$ 1,086,944
Transfer agent fees	661,340
Independent trustees' compensation	3,584
Miscellaneous	1,261
Total expenses before reductions	1,753,129
Expense reductions	(1,028,308)	724,821
Net investment income (loss)		13,134,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,835,411
Foreign currency transactions	(488)
Futures contracts	129,168
Total net realized gain (loss)		15,964,091
Change in net unrealized appreciation (depreciation) on: Investment securities	74,849,160
Assets and liabilities in foreign currencies	(4)
Futures contracts	154
Total change in net unrealized appreciation (depreciation)		74,849,310
Net gain (loss)		90,813,401
Net increase (decrease) in net assets resulting from operations		$ 103,948,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2015	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,134,714	$ 6,577,922
Net realized gain (loss)	15,964,091	3,526,115
Change in net unrealized appreciation (depreciation)	74,849,310	68,898,450
Net increase (decrease) in net assets resulting from operations	103,948,115	79,002,487
Distributions to shareholders from net investment income	(10,372,608)	(4,447,495)
Distributions to shareholders from net realized gain	(12,190,163)	(3,210,300)
Total distributions	(22,562,771)	(7,657,795)
Share transactions - net increase (decrease)	606,761,699	308,161,972
Redemption fees	23,788	40,938
Total increase (decrease) in net assets	688,170,831	379,547,602

Net Assets
Beginning of period	627,403,414	247,855,812
End of period (including undistributed net investment income of $4,508,669 and undistributed net investment income of $2,402,433, respectively)	$ 1,315,574,245	$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.20	.18	.09
Net realized and unrealized gain (loss)	1.88	2.65	1.99	1.64
Total from investment operations	2.11	2.85	2.17	1.73
Distributions from net investment income	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.42)J	(.25)K	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.95	$ 16.26	$ 13.66	$ 11.68
Total ReturnB, C	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33%	.33%	.33%A
Expenses net of fee waivers, if any	.22%	.22%	.25%	.26%A
Expenses net of all reductions	.22%	.22%	.25%	.26%A
Net investment income (loss)	1.31%	1.35%	1.56%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,791	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.23	.21	.10
Net realized and unrealized gain (loss)	1.89	2.64	1.98	1.64
Total from investment operations	2.14	2.87	2.19	1.74
Distributions from net investment income	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.44)J	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.28	$ 13.68	$ 11.69
Total ReturnB, C	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20%	.20%A
Expenses net of fee waivers, if any	.08%	.08%	.09%	.12%A
Expenses net of all reductions	.08%	.08%	.09%	.12%A
Net investment income (loss)	1.45%	1.49%	1.72%	1.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 986,564	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.23	.21	.10
Net realized and unrealized gain (loss)	1.88	2.65	1.98	1.65
Total from investment operations	2.14	2.88	2.19	1.75
Distributions from net investment income	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.45)	(.27)	(.21)J	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.29	$ 13.68	$ 11.70
Total ReturnB, C	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14%	.14%	.14%A
Expenses net of fee waivers, if any	.06%	.06%	.07%	.08%A
Expenses net of all reductions	.06%	.06%	.07%	.08%A
Net investment income (loss)	1.47%	1.51%	1.74%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,052	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.23	.22	.10
Net realized and unrealized gain (loss)	1.88	2.65	1.97	1.65
Total from investment operations	2.14	2.88	2.19	1.75
Distributions from net investment income	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.45)J	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.29	$ 13.68	$ 11.70
Total ReturnB, C	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12%	.12%	.12%A
Expenses net of fee waivers, if any	.04%	.04%	.05%	.06%A
Expenses net of all reductions	.04%	.04%	.05%	.06%A
Net investment income (loss)	1.49%	1.53%	1.77%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,167	$ 4,263	$ 996	$ 109
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2015	Past 1 year	Life of fund A
Investor Class	9.82%	18.22%
Fidelity Advantage Class	9.96%	18.38%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed near an all-time high for the 12 months ending April 30, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.98%. Growth stocks in the index strongly outperformed value names. The tech-heavy Nasdaq Composite Index® rose 21.52%, while the small-cap Russell 2000® Index advanced 9.71%, held back by growth and valuation worries early in the period. Among the 10 S&P 500® sectors, all except one notched a gain. Health care (+25%) led the way, driven by strong product innovation. Information technology (+21%) benefited from the rise of technology hardware & equipment stocks (+28%), especially shares of Apple (+51%). Consumer discretionary (+20%) gained amid rising personal spending. Energy (-10%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy, and it rose again in December amid sharply declining oil prices that hit the energy sector hard. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team: For the year, the fund's share classes performed roughly in line with the benchmark Russell 2000® Index. (For specific class-level results, please see the performance section of this report.) The strongest-performing industry in the index was pharmaceuticals, biotechnology & life sciences. Accordingly, many of the top contributors in absolute terms came from that group, including Intermune (+131%), Isis Pharmaceuticals (+113%), Dyax (+262%), Puma Biotechnology (+139%) and Bluebird Bio (+573%). Elsewhere, JetBlue Airways gained steadily amid a favorable backdrop for the airline industry, while office products retailer Office Depot saw its shares rise on media reports that the company could be acquired by its competitor Staples - a plan that was finally announced in February. In contrast, the biggest absolute detractor by far was GT Advanced Technologies, which filed for bankruptcy protection last fall and saw its shares return about -93% for the 12 months. Many of the biggest absolute detractors were energy stocks, which was not surprising given the sharp decline in the price of oil. Companies such as oil and gas producers Stone Energy (-65%) and Energy XXI (-81%) faced meaningful challenges.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Qorvo, Inc.	0.5	0.4
Isis Pharmaceuticals, Inc.	0.4	0.3
JetBlue Airways Corp.	0.3	0.2
DexCom, Inc.	0.3	0.2
Office Depot, Inc.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.3
Brunswick Corp.	0.3	0.3
Graphic Packaging Holding Co.	0.3	0.2
Puma Biotechnology, Inc.	0.3	0.4
Cypress Semiconductor Corp.	0.3	0.1
	3.3
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	24.2
Information Technology	17.9	17.6
Health Care	15.2	13.9
Consumer Discretionary	13.7	13.0
Industrials	13.4	13.9
Materials	4.3	4.8
Energy	3.9	4.6
Utilities	3.5	3.5
Consumer Staples	3.1	3.1
Telecommunication Services	0.8	0.8

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	49,597	$ 1,236,453
Cooper Tire & Rubber Co.	42,666	1,812,878
Cooper-Standard Holding, Inc. (a)	10,070	614,471
Dana Holding Corp.	124,599	2,687,600
Dorman Products, Inc. (a)(d)	19,817	928,030
Drew Industries, Inc.	17,398	985,945
Federal-Mogul Corp. Class A (a)	24,057	310,335
Fox Factory Holding Corp. (a)	8,056	122,612
Fuel Systems Solutions, Inc. (a)	10,300	114,330
Gentherm, Inc. (a)	25,948	1,368,238
Metaldyne Performance Group, Inc.	8,377	151,289
Modine Manufacturing Co. (a)	34,588	425,087
Motorcar Parts of America, Inc. (a)	13,101	382,942
Remy International, Inc.	22,796	507,211
Shiloh Industries, Inc. (a)	5,647	65,675
Spartan Motors, Inc.	25,117	118,301
Standard Motor Products, Inc.	14,575	550,935
Stoneridge, Inc. (a)	21,005	252,900
Strattec Security Corp.	2,565	192,555
Superior Industries International, Inc.	17,038	316,907
Tenneco, Inc. (a)	44,707	2,613,124
Tower International, Inc. (a)	15,210	393,331
		16,151,149
Automobiles - 0.0%
Winnebago Industries, Inc. (d)	20,125	416,789
Distributors - 0.3%
Core-Mark Holding Co., Inc.	16,904	891,010
Pool Corp.	33,131	2,149,871
VOXX International Corp. (a)(d)	14,099	134,363
Weyco Group, Inc.	5,041	143,669
		3,318,913
Diversified Consumer Services - 0.9%
2U, Inc. (a)(d)	7,366	196,009
American Public Education, Inc. (a)(d)	12,937	360,813
Ascent Capital Group, Inc. (a)(d)	10,064	402,963
Bridgepoint Education, Inc. (a)	12,768	111,975
Bright Horizons Family Solutions, Inc. (a)	21,521	1,082,076
Capella Education Co.	8,081	436,616
Career Education Corp. (a)	48,553	203,923
Carriage Services, Inc. (d)	11,672	275,926
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Chegg, Inc. (a)(d)	54,617	$ 405,804
Collectors Universe, Inc.	5,207	119,917
Grand Canyon Education, Inc. (a)	34,313	1,553,693
Houghton Mifflin Harcourt Co. (a)	80,233	1,834,126
ITT Educational Services, Inc. (a)(d)	16,211	85,594
K12, Inc. (a)	25,140	406,514
Liberty Tax, Inc.	2,561	70,940
LifeLock, Inc. (a)(d)	59,116	863,685
Regis Corp. (a)	32,535	537,478
Sotheby's Class A (Ltd. vtg.) (d)	44,800	1,913,408
Steiner Leisure Ltd. (a)	9,868	476,032
Strayer Education, Inc. (a)	8,073	409,463
Universal Technical Institute, Inc.	15,749	133,079
Weight Watchers International, Inc. (a)(d)	20,088	171,752
		12,051,786
Hotels, Restaurants & Leisure - 3.2%
Belmond Ltd. Class A (a)	71,152	876,593
Biglari Holdings, Inc. (a)	1,260	460,543
BJ's Restaurants, Inc. (a)(d)	15,919	745,009
Bloomin' Brands, Inc.	56,791	1,286,884
Bob Evans Farms, Inc. (d)	18,062	777,027
Boyd Gaming Corp. (a)	57,292	756,254
Bravo Brio Restaurant Group, Inc. (a)	11,307	166,552
Buffalo Wild Wings, Inc. (a)(d)	13,896	2,213,633
Caesars Acquisition Co. (a)(d)	33,801	212,270
Caesars Entertainment Corp. (a)(d)	37,379	354,727
Carrols Restaurant Group, Inc. (a)	25,575	231,198
Churchill Downs, Inc.	9,874	1,176,685
Chuy's Holdings, Inc. (a)(d)	11,892	268,997
ClubCorp Holdings, Inc.	16,219	355,034
Cracker Barrel Old Country Store, Inc.	14,032	1,858,959
Dave & Buster's Entertainment, Inc.	4,873	153,597
Del Frisco's Restaurant Group, Inc. (a)	17,506	353,096
Denny's Corp. (a)	63,968	665,907
Diamond Resorts International, Inc. (a)	25,847	827,362
DineEquity, Inc.	12,178	1,174,325
El Pollo Loco Holdings, Inc. (a)(d)	5,907	154,645
Empire Resorts, Inc. (a)(d)	11,695	63,387
Famous Dave's of America, Inc. (a)(d)	3,405	96,021
Fiesta Restaurant Group, Inc. (a)(d)	19,597	990,628
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Habit Restaurants, Inc. Class A	4,259	$ 141,058
Ignite Restaurant Group, Inc. (a)	4,521	15,914
International Speedway Corp. Class A	20,525	746,289
Interval Leisure Group, Inc.	29,141	722,405
Intrawest Resorts Holdings, Inc. (a)	10,181	102,624
Isle of Capri Casinos, Inc. (a)	15,595	221,761
Jack in the Box, Inc.	29,432	2,553,815
Jamba, Inc. (a)(d)	13,108	206,582
Krispy Kreme Doughnuts, Inc. (a)(d)	47,906	852,727
La Quinta Holdings, Inc.	32,685	787,055
Life Time Fitness, Inc. (a)	30,026	2,146,859
Marcus Corp.	13,180	255,297
Marriott Vacations Worldwide Corp.	19,662	1,616,413
Monarch Casino & Resort, Inc. (a)	6,664	121,951
Morgans Hotel Group Co. (a)	21,100	144,535
Nathan's Famous, Inc. (a)	2,367	97,378
Noodles & Co. (a)(d)	7,846	157,077
Papa John's International, Inc.	22,539	1,383,218
Papa Murphy's Holdings, Inc. (d)	4,597	78,287
Penn National Gaming, Inc. (a)(d)	58,002	932,672
Pinnacle Entertainment, Inc. (a)	43,614	1,603,251
Popeyes Louisiana Kitchen, Inc. (a)	17,343	965,658
Potbelly Corp. (a)(d)	10,795	162,033
Red Robin Gourmet Burgers, Inc. (a)	10,509	789,121
Ruby Tuesday, Inc. (a)(d)	44,340	322,795
Ruth's Hospitality Group, Inc.	26,762	389,387
Scientific Games Corp. Class A (a)(d)	37,397	473,820
Shake Shack, Inc. Class A (d)	4,301	295,694
Sonic Corp.	40,006	1,146,172
Speedway Motorsports, Inc.	8,525	195,223
Texas Roadhouse, Inc. Class A	51,259	1,722,302
The Cheesecake Factory, Inc. (d)	36,754	1,842,478
Vail Resorts, Inc.	26,575	2,636,506
Zoe's Kitchen, Inc. (d)	4,220	129,259
		42,176,949
Household Durables - 1.2%
Beazer Homes U.S.A., Inc. (a)	19,824	347,118
Cavco Industries, Inc. (a)	6,449	422,861
Century Communities, Inc. (d)	2,645	50,572
CSS Industries, Inc.	6,671	189,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dixie Group, Inc. (a)(d)	10,454	$ 102,763
Ethan Allen Interiors, Inc. (d)	18,516	448,458
Flexsteel Industries, Inc.	3,649	131,400
Helen of Troy Ltd. (a)	20,992	1,839,109
Hovnanian Enterprises, Inc. Class A (a)(d)	84,950	265,044
Installed Building Products, Inc. (a)	6,015	125,172
iRobot Corp. (a)(d)	21,691	703,222
KB Home	61,505	891,207
La-Z-Boy, Inc.	38,426	1,007,145
LGI Homes, Inc. (a)(d)	10,335	170,217
Libbey, Inc.	15,801	621,769
Lifetime Brands, Inc.	7,782	113,228
M.D.C. Holdings, Inc.	29,032	779,219
M/I Homes, Inc. (a)(d)	18,161	409,712
Meritage Homes Corp. (a)(d)	28,808	1,232,118
NACCO Industries, Inc. Class A	3,435	168,246
New Home Co. LLC (a)(d)	6,084	90,287
Ryland Group, Inc.	34,558	1,424,481
Skullcandy, Inc. (a)	14,441	156,107
Standard Pacific Corp. (a)(d)	106,444	862,196
TRI Pointe Homes, Inc. (a)	107,905	1,540,883
Turtle Beach Corp. (a)(d)	6,708	14,758
UCP, Inc. (a)	5,835	50,531
Universal Electronics, Inc. (a)	11,703	631,260
WCI Communities, Inc. (a)	8,682	201,857
William Lyon Homes, Inc. (a)(d)	12,670	274,306
		15,264,302
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	18,398	194,467
Blue Nile, Inc. (a)(d)	8,750	238,088
EVINE Live, Inc. (a)	30,869	183,979
FTD Companies, Inc. (a)(d)	13,988	399,218
Gaiam, Inc. Class A (a)	10,577	69,385
HSN, Inc.	24,394	1,522,673
Lands' End, Inc. (a)(d)	12,031	353,471
NutriSystem, Inc.	21,249	404,793
Orbitz Worldwide, Inc. (a)	37,840	443,485
Overstock.com, Inc. (a)(d)	8,370	179,704
PetMed Express, Inc. (d)	14,502	229,567
Shutterfly, Inc. (a)	28,376	1,270,110
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Travelport Worldwide Ltd. (d)	22,070	$ 349,368
Wayfair LLC Class A (d)	9,320	299,358
		6,137,666
Leisure Products - 0.5%
Arctic Cat, Inc.	9,548	338,859
Black Diamond, Inc. (a)(d)	16,465	148,350
Brunswick Corp.	68,047	3,405,072
Callaway Golf Co. (d)	57,381	555,448
Escalade, Inc.	7,143	128,503
JAKKS Pacific, Inc. (a)(d)	14,067	93,827
Johnson Outdoors, Inc. Class A	3,821	120,362
Leapfrog Enterprises, Inc. Class A (a)(d)	49,800	112,548
Malibu Boats, Inc. Class A (a)	6,033	127,719
Marine Products Corp.	8,528	60,549
Nautilus, Inc. (a)	22,916	385,218
Smith & Wesson Holding Corp. (a)	40,429	600,977
Sturm, Ruger & Co., Inc.	14,248	780,933
		6,858,365
Media - 1.4%
A.H. Belo Corp. Class A	15,055	100,718
AMC Entertainment Holdings, Inc. Class A	15,494	465,750
Carmike Cinemas, Inc. (a)	17,849	538,683
Central European Media Enterprises Ltd. Class A (a)(d)	52,972	145,673
Cinedigm Corp. (a)	52,016	43,173
Crown Media Holdings, Inc. Class A (a)	24,973	93,649
Cumulus Media, Inc. Class A (a)(d)	104,539	238,349
Daily Journal Corp. (a)(d)	787	158,195
Dex Media, Inc. (a)	11,861	31,194
E.W. Scripps Co. Class A (d)	40,129	934,604
Entercom Communications Corp. Class A (a)(d)	18,109	215,135
Entravision Communication Corp. Class A	41,677	272,568
Eros International PLC (a)(d)	16,071	284,296
Global Eagle Entertainment, Inc. (a)(d)	29,965	382,653
Gray Television, Inc. (a)	36,347	481,961
Harte-Hanks, Inc.	35,825	243,252
Hemisphere Media Group, Inc. (a)(d)	5,990	75,714
Journal Media Group, Inc. (a)	12,574	116,812
Lee Enterprises, Inc. (a)(d)	40,870	122,610
Loral Space & Communications Ltd. (a)	9,642	665,298
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,568	118,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	31,362	$ 656,720
Media General, Inc. (a)(d)	58,623	990,142
Meredith Corp. (d)	26,400	1,373,856
National CineMedia, Inc.	44,814	682,965
New Media Investment Group, Inc.	32,743	757,346
Nexstar Broadcasting Group, Inc. Class A	22,536	1,317,455
Radio One, Inc. Class D (non-vtg.) (a)(d)	16,243	57,988
ReachLocal, Inc. (a)(d)	7,875	22,050
Reading International, Inc. Class A (a)	12,456	165,914
Rentrak Corp. (a)(d)	7,334	347,632
Saga Communications, Inc. Class A	2,635	105,374
Salem Communications Corp. Class A	8,263	40,323
Scholastic Corp.	19,524	793,455
SFX Entertainment, Inc. (a)(d)	32,816	143,406
Sinclair Broadcast Group, Inc. Class A	50,528	1,548,178
Sizmek, Inc. (a)	16,547	115,167
The McClatchy Co. Class A (a)	43,705	60,750
The New York Times Co. Class A	101,904	1,364,495
Time, Inc.	81,092	1,851,330
Townsquare Media, Inc.	6,563	89,651
World Wrestling Entertainment, Inc. Class A (d)	21,455	287,926
		18,501,034
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	21,016	1,083,795
Fred's, Inc. Class A	27,206	458,965
The Bon-Ton Stores, Inc. (d)	10,523	75,450
Tuesday Morning Corp. (a)(d)	32,053	507,078
		2,125,288
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	56,035	173,148
America's Car Mart, Inc. (a)(d)	5,613	288,171
American Eagle Outfitters, Inc.	142,926	2,273,953
ANN, Inc. (a)	34,490	1,305,791
Asbury Automotive Group, Inc. (a)	20,245	1,701,187
Barnes & Noble, Inc. (a)(d)	30,246	662,387
bebe stores, Inc.	21,338	70,629
Big 5 Sporting Goods Corp.	13,344	182,012
Boot Barn Holdings, Inc.	4,192	104,045
Brown Shoe Co., Inc.	32,078	952,717
Build-A-Bear Workshop, Inc. (a)(d)	8,948	164,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Christopher & Banks Corp. (a)	26,286	$ 156,139
Citi Trends, Inc. (a)	11,262	256,548
Conn's, Inc. (a)	20,310	568,071
Destination Maternity Corp.	9,985	117,723
Destination XL Group, Inc. (a)(d)	28,362	138,123
Express, Inc. (a)	61,854	1,008,220
Finish Line, Inc. Class A	35,389	868,092
Five Below, Inc. (a)(d)	39,911	1,345,799
Francesca's Holdings Corp. (a)	31,156	527,471
Genesco, Inc. (a)	17,578	1,188,097
Group 1 Automotive, Inc.	17,820	1,407,424
Guess?, Inc. (d)	45,280	829,077
Haverty Furniture Companies, Inc.	14,767	316,900
hhgregg, Inc. (a)(d)	8,437	48,260
Hibbett Sports, Inc. (a)(d)	19,059	891,961
Kirkland's, Inc. (a)	10,602	251,691
Lithia Motors, Inc. Class A (sub. vtg.)	16,804	1,675,863
Lumber Liquidators Holdings, Inc. (a)(d)	20,123	553,181
MarineMax, Inc. (a)	18,155	400,862
Mattress Firm Holding Corp. (a)(d)	11,015	650,766
Monro Muffler Brake, Inc. (d)	23,160	1,387,052
New York & Co., Inc. (a)	23,103	58,451
Office Depot, Inc. (a)	392,988	3,623,349
Outerwall, Inc. (d)	13,867	921,185
Pacific Sunwear of California, Inc. (a)	36,206	76,033
Pier 1 Imports, Inc.	69,360	877,404
Rent-A-Center, Inc.	38,753	1,147,089
Restoration Hardware Holdings, Inc. (a)(d)	22,847	1,968,726
Sears Hometown & Outlet Stores, Inc. (a)(d)	9,276	64,283
Select Comfort Corp. (a)	39,948	1,231,197
Shoe Carnival, Inc.	11,150	291,127
Sonic Automotive, Inc. Class A (sub. vtg.)	29,541	689,782
Sportsman's Warehouse Holdings, Inc. (d)	6,922	66,659
Stage Stores, Inc.	23,430	452,433
Stein Mart, Inc.	20,072	237,452
Systemax, Inc. (a)	8,556	89,410
The Buckle, Inc. (d)	20,737	929,018
The Cato Corp. Class A (sub. vtg.)	20,146	792,544
The Children's Place Retail Stores, Inc.	15,268	926,157
The Container Store Group, Inc. (a)(d)	12,430	226,972
The Men's Wearhouse, Inc.	35,273	1,996,099
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack (a)(d)	38,426	$ 351,982
Tile Shop Holdings, Inc. (a)(d)	20,250	262,643
Tilly's, Inc. (a)	7,648	102,024
Vitamin Shoppe, Inc. (a)(d)	22,651	948,624
West Marine, Inc. (a)	13,201	132,670
Winmark Corp.	1,733	155,987
Zumiez, Inc. (a)(d)	15,331	486,146
		41,571,718
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	20,087	1,259,455
Crocs, Inc. (a)(d)	58,183	768,016
Culp, Inc.	6,624	171,230
G-III Apparel Group Ltd. (a)	14,097	1,567,304
Iconix Brand Group, Inc. (a)(d)	35,360	930,322
Movado Group, Inc.	13,456	393,992
Oxford Industries, Inc.	10,691	849,400
Perry Ellis International, Inc. (a)(d)	8,984	214,897
Quiksilver, Inc. (a)(d)	99,846	165,744
Sequential Brands Group, Inc. (a)(d)	12,216	151,478
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	28,730	2,583,402
Steven Madden Ltd. (a)	42,868	1,672,709
Tumi Holdings, Inc. (a)(d)	37,304	872,541
Unifi, Inc. (a)	10,862	383,320
Vera Bradley, Inc. (a)	15,705	223,639
Vince Holding Corp. (a)	8,057	148,491
Wolverine World Wide, Inc.	74,584	2,291,966
		14,647,906
TOTAL CONSUMER DISCRETIONARY		179,221,865
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	6,129	1,518,766
Coca-Cola Bottling Co. Consolidated	3,423	386,799
Craft Brew Alliance, Inc. (a)(d)	7,990	105,069
National Beverage Corp. (a)	8,313	185,796
		2,196,430
Food & Staples Retailing - 0.9%
Andersons, Inc.	20,792	887,610
Casey's General Stores, Inc.	28,272	2,323,393
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)(d)	12,877	$ 234,490
Diplomat Pharmacy, Inc. (d)	12,802	458,568
Fairway Group Holdings Corp. (a)(d)	13,318	70,719
Fresh Market, Inc. (a)(d)	31,491	1,106,594
Ingles Markets, Inc. Class A	8,672	363,010
Liberator Medical Holdings, Inc.	22,471	63,368
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,480	170,554
PriceSmart, Inc. (d)	13,784	1,109,061
Roundy's, Inc. (a)(d)	29,232	147,329
Smart & Final Stores, Inc.	9,694	167,900
SpartanNash Co.	27,891	841,471
SUPERVALU, Inc. (a)	149,238	1,311,802
United Natural Foods, Inc. (a)(d)	36,413	2,456,421
Village Super Market, Inc. Class A	5,012	160,033
Weis Markets, Inc.	8,105	359,457
		12,231,780
Food Products - 1.5%
Alico, Inc.	2,093	97,890
B&G Foods, Inc. Class A	39,431	1,198,702
Boulder Brands, Inc. (a)(d)	45,038	429,663
Cal-Maine Foods, Inc. (d)	22,735	1,016,482
Calavo Growers, Inc.	10,582	535,978
Darling International, Inc. (a)	121,045	1,653,475
Dean Foods Co.	68,636	1,115,335
Diamond Foods, Inc. (a)	16,058	450,266
Farmer Brothers Co. (a)(d)	5,504	137,215
Fresh Del Monte Produce, Inc. (d)	25,367	936,803
Freshpet, Inc. (d)	8,812	191,044
Inventure Foods, Inc. (a)	10,549	102,853
J&J Snack Foods Corp.	10,908	1,138,032
John B. Sanfilippo & Son, Inc.	6,081	316,273
Lancaster Colony Corp.	13,540	1,213,996
Landec Corp. (a)(d)	20,158	286,445
Lifeway Foods, Inc. (a)	3,379	68,290
Limoneira Co. (d)	8,295	190,287
Omega Protein Corp. (a)	14,887	190,256
Post Holdings, Inc. (a)	38,336	1,799,492
Sanderson Farms, Inc. (d)	16,980	1,275,538
Seaboard Corp. (a)	209	752,400
Seneca Foods Corp. Class A (a)	6,902	198,916
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Snyders-Lance, Inc.	34,971	$ 1,032,694
Tootsie Roll Industries, Inc. (d)	14,090	436,508
TreeHouse Foods, Inc. (a)	30,902	2,511,097
		19,275,930
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,159	305,358
HRG Group, Inc. (a)	61,404	769,392
Oil-Dri Corp. of America	3,533	115,953
Orchids Paper Products Co.	6,260	134,527
WD-40 Co.	11,038	893,636
		2,218,866
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	18,757	263,911
Inter Parfums, Inc.	12,247	369,614
MediFast, Inc. (a)(d)	8,763	262,890
Nature's Sunshine Products, Inc.	8,345	108,568
Nutraceutical International Corp. (a)	6,295	122,753
Revlon, Inc. (a)	8,366	327,194
Synutra International, Inc. (a)	12,442	90,329
The Female Health Co. (d)	15,902	46,434
USANA Health Sciences, Inc. (a)	4,200	477,708
		2,069,401
Tobacco - 0.2%
22nd Century Group, Inc. (a)(d)	31,852	32,171
Alliance One International, Inc. (a)	66,233	87,428
Universal Corp. (d)	17,071	802,849
Vector Group Ltd. (d)	55,205	1,222,791
		2,145,239
TOTAL CONSUMER STAPLES		40,137,646
ENERGY - 3.9%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (a)	3,621	23,681
Basic Energy Services, Inc. (a)(d)	22,984	234,207
Bristow Group, Inc. (d)	26,296	1,633,770
C&J Energy Services Ltd. (a)(d)	33,854	590,752
Carbo Ceramics, Inc. (d)	14,620	646,643
Era Group, Inc. (a)	14,750	327,155
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc.	43,229	$ 1,602,499
FMSA Holdings, Inc. (d)	18,083	158,950
Forum Energy Technologies, Inc. (a)	44,169	1,027,371
Geospace Technologies Corp. (a)(d)	9,513	205,481
Glori Energy, Inc. (a)(d)	10,694	17,752
Gulf Island Fabrication, Inc.	10,486	138,310
Gulfmark Offshore, Inc. Class A (d)	18,498	277,655
Helix Energy Solutions Group, Inc. (a)	77,881	1,283,479
Hercules Offshore, Inc. (a)(d)	121,139	97,529
Hornbeck Offshore Services, Inc. (a)(d)	27,000	616,950
Independence Contract Drilling, Inc. (d)	7,473	57,243
ION Geophysical Corp. (a)	93,416	212,988
Key Energy Services, Inc. (a)	94,873	231,490
Matrix Service Co. (a)	19,165	421,055
McDermott International, Inc. (a)(d)	174,749	917,432
Mitcham Industries, Inc. (a)(d)	9,074	44,463
Natural Gas Services Group, Inc. (a)	9,034	229,012
Newpark Resources, Inc. (a)(d)	63,671	653,264
Nordic American Offshore Ltd. (d)	13,209	124,561
North Atlantic Drilling Ltd. (d)	53,627	82,586
Nuverra Environmental Solutions, Inc. (a)(d)	10,975	44,559
Parker Drilling Co. (a)(d)	88,037	330,139
PHI, Inc. (non-vtg.) (a)	9,190	287,923
Pioneer Energy Services Corp. (a)	45,347	337,835
Profire Energy, Inc. (a)	7,940	13,101
RigNet, Inc. (a)(d)	8,714	326,426
SEACOR Holdings, Inc. (a)(d)	13,648	991,664
Tesco Corp.	25,019	321,744
TETRA Technologies, Inc. (a)	57,867	417,800
U.S. Silica Holdings, Inc. (d)	39,589	1,478,649
Vantage Drilling Co. (a)(d)	150,163	59,840
Willbros Group, Inc. (a)	27,267	68,168
		16,534,126
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)	68,924	261,911
Adams Resources & Energy, Inc.	1,558	72,603
Alon U.S.A. Energy, Inc. (d)	18,924	304,487
Alpha Natural Resources, Inc. (a)(d)	160,419	129,939
American Eagle Energy Corp. (a)(d)	18,113	3,081
Amyris, Inc. (a)(d)	19,070	43,098
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	28,512	$ 250,050
Arch Coal, Inc. (a)(d)	153,804	149,836
Ardmore Shipping Corp.	13,587	163,452
Bill Barrett Corp. (a)(d)	35,990	417,484
Bonanza Creek Energy, Inc. (a)	29,018	799,736
Callon Petroleum Co. (a)	48,957	437,676
Carrizo Oil & Gas, Inc. (a)	37,810	2,107,151
Clayton Williams Energy, Inc. (a)(d)	4,361	242,777
Clean Energy Fuels Corp. (a)(d)	50,886	502,245
Cloud Peak Energy, Inc. (a)(d)	44,316	287,611
Comstock Resources, Inc. (d)	35,528	190,785
Contango Oil & Gas Co. (a)(d)	12,633	316,709
Delek U.S. Holdings, Inc.	43,753	1,615,361
DHT Holdings, Inc.	68,380	547,040
Diamondback Energy, Inc. (a)	32,423	2,677,167
Dorian Lpg Ltd.	5,948	78,870
Eclipse Resources Corp. (d)	22,042	139,526
Emerald Oil, Inc. (a)(d)	54,124	34,639
Energy XXI (Bermuda) Ltd. (d)	69,509	303,754
Evolution Petroleum Corp.	14,439	99,340
EXCO Resources, Inc. (d)	109,491	225,551
Frontline Ltd. (NY Shares) (a)(d)	52,412	134,175
FX Energy, Inc. (a)(d)	40,652	54,880
GasLog Ltd. (d)	30,809	686,733
Gastar Exploration, Inc. (a)	51,073	185,395
Goodrich Petroleum Corp. (a)	32,342	125,164
Green Plains, Inc.	27,563	858,312
Halcon Resources Corp. (a)(d)	188,385	280,694
Hallador Energy Co.	7,536	86,589
Harvest Natural Resources, Inc. (a)(d)	38,272	24,502
Isramco, Inc. (a)	605	74,748
Jones Energy, Inc. (a)(d)	10,760	110,398
Magnum Hunter Resources Corp. (a)(d)	147,484	322,990
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(d)	5,763	9
Matador Resources Co. (a)(d)	58,133	1,611,447
Midstates Petroleum Co., Inc. (a)(d)	22,141	25,462
Miller Energy Resources, Inc. (a)(d)	17,792	12,901
Navios Maritime Acquisition Corp.	59,510	226,733
Nordic American Tanker Shipping Ltd.	65,677	803,230
Northern Oil & Gas, Inc. (a)(d)	44,878	396,722
Pacific Ethanol, Inc. (a)(d)	17,359	207,614
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panhandle Royalty Co. Class A	10,154	$ 231,511
Parsley Energy, Inc. Class A (d)	39,222	680,109
PDC Energy, Inc. (a)(d)	29,267	1,660,610
Penn Virginia Corp. (a)(d)	48,639	324,909
Petroquest Energy, Inc. (a)(d)	44,341	118,834
Renewable Energy Group, Inc. (a)(d)	26,147	240,814
Resolute Energy Corp. (a)(d)	58,719	72,812
Rex American Resources Corp. (a)(d)	4,528	286,260
Rex Energy Corp. (a)(d)	35,728	178,640
Ring Energy, Inc. (a)(d)	14,894	180,813
Rosetta Resources, Inc. (a)(d)	54,349	1,240,788
RSP Permian, Inc. (a)(d)	18,604	539,888
Sanchez Energy Corp. (a)(d)	37,199	546,453
Scorpio Tankers, Inc.	120,304	1,123,639
SemGroup Corp. Class A	31,283	2,633,716
Ship Finance International Ltd. (NY Shares) (d)	43,403	684,031
Solazyme, Inc. (a)(d)	55,058	211,973
Stone Energy Corp. (a)	41,137	702,209
Swift Energy Co. (a)(d)	30,427	91,890
Synergy Resources Corp. (a)(d)	59,737	715,649
Teekay Tankers Ltd. (d)	59,410	374,283
TransAtlantic Petroleum Ltd. (a)	17,368	100,734
Triangle Petroleum Corp. (a)(d)	49,792	297,258
VAALCO Energy, Inc. (a)	34,766	85,872
Vertex Energy, Inc. (a)(d)	10,729	23,175
W&T Offshore, Inc. (d)	25,143	161,669
Warren Resources, Inc. (a)	54,082	58,409
Western Refining, Inc.	36,465	1,606,283
Westmoreland Coal Co. (a)	11,775	334,646
		34,138,454
TOTAL ENERGY		50,672,580
FINANCIALS - 23.7%
Banks - 7.9%
1st Source Corp.	11,026	343,129
American National Bankshares, Inc.	6,102	137,356
Ameris Bancorp	22,247	555,953
Ames National Corp.	6,959	173,557
Arrow Financial Corp.	8,042	209,575
Banc of California, Inc.	24,144	299,386
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BancFirst Corp.	5,215	$ 301,010
Banco Latinoamericano de Comercio Exterior SA Series E (d)	21,914	696,208
Bancorp, Inc., Delaware (a)	24,235	236,049
BancorpSouth, Inc.	70,791	1,713,850
Bank of Kentucky Financial Corp.	4,591	219,863
Bank of Marin Bancorp	4,222	212,873
Bank of the Ozarks, Inc.	62,476	2,421,570
Banner Bank	15,467	699,418
BBCN Bancorp, Inc.	59,052	837,948
Berkshire Hills Bancorp, Inc.	21,444	600,646
Blue Hills Bancorp, Inc. (a)	21,059	282,612
BNC Bancorp	14,619	266,797
Boston Private Financial Holdings, Inc.	59,078	776,876
Bridge Bancorp, Inc.	8,412	212,571
Bridge Capital Holdings (a)	7,310	197,736
Bryn Mawr Bank Corp.	12,072	363,246
C1 Financial, Inc.	2,112	39,537
Camden National Corp.	5,394	206,698
Capital Bank Financial Corp. Series A (a)	16,909	458,572
Capital City Bank Group, Inc.	7,888	110,984
Cardinal Financial Corp.	23,426	483,278
Cascade Bancorp (a)	22,535	108,619
Cathay General Bancorp	58,569	1,673,902
Centerstate Banks of Florida, Inc.	26,681	324,441
Central Pacific Financial Corp.	12,343	282,655
Century Bancorp, Inc. Class A (non-vtg.)	2,586	99,897
Chemical Financial Corp.	24,708	763,477
Citizens & Northern Corp.	8,818	174,949
City Holding Co. (d)	11,573	532,011
CNB Financial Corp., Pennsylvania	10,458	179,668
CoBiz, Inc.	26,710	320,787
Columbia Banking Systems, Inc.	42,050	1,248,885
Community Bank System, Inc.	30,240	1,056,888
Community Trust Bancorp, Inc.	11,304	362,632
CommunityOne Bancorp (a)	8,372	82,464
ConnectOne Bancorp, Inc.	16,787	322,646
CU Bancorp (a)	7,534	156,104
Customers Bancorp, Inc. (d)	18,731	472,209
CVB Financial Corp.	77,470	1,212,406
Eagle Bancorp, Inc. (a)	21,356	787,182
Enterprise Bancorp, Inc.	5,410	116,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Enterprise Financial Services Corp.	14,566	$ 299,040
FCB Financial Holdings, Inc. Class A	5,808	155,422
Fidelity Southern Corp.	11,842	198,946
Financial Institutions, Inc.	10,378	244,402
First Bancorp, North Carolina	14,527	235,773
First Bancorp, Puerto Rico (a)	76,129	457,535
First Busey Corp.	53,772	335,537
First Business Finance Services, Inc.	2,834	128,720
First Citizen Bancshares, Inc.	7,054	1,695,358
First Commonwealth Financial Corp.	69,373	625,744
First Community Bancshares, Inc.	11,982	200,818
First Connecticut Bancorp, Inc.	11,977	177,020
First Financial Bancorp, Ohio	42,487	733,326
First Financial Bankshares, Inc. (d)	47,216	1,367,375
First Financial Corp., Indiana	8,409	285,486
First Interstate Bancsystem, Inc.	13,236	358,166
First Merchants Corp.	26,380	595,397
First Midwest Bancorp, Inc., Delaware	55,491	948,896
First NBC Bank Holding Co. (a)	10,840	381,351
First of Long Island Corp.	8,670	216,923
FirstMerit Corp.	121,648	2,356,322
Flushing Financial Corp.	22,397	429,127
FNB Corp., Pennsylvania	128,355	1,703,271
German American Bancorp, Inc.	9,915	283,668
Glacier Bancorp, Inc.	54,849	1,444,723
Great Southern Bancorp, Inc.	7,691	303,179
Great Western Bancorp, Inc. (d)	13,377	292,555
Green Bancorp, Inc.	3,007	35,934
Guaranty Bancorp	10,896	171,503
Hampton Roads Bankshares, Inc. (a)	24,860	44,251
Hancock Holding Co.	60,692	1,766,744
Hanmi Financial Corp.	23,490	499,867
Heartland Financial U.S.A., Inc.	11,657	401,117
Heritage Commerce Corp.	14,900	132,759
Heritage Financial Corp., Washington	21,921	370,465
Heritage Oaks Bancorp	16,288	129,815
Hilltop Holdings, Inc. (a)	54,997	1,105,990
Home Bancshares, Inc.	39,817	1,309,183
HomeTrust Bancshares, Inc. (a)	15,464	241,857
Horizon Bancorp Industries	6,855	160,064
Hudson Valley Holding Corp.	10,818	267,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
IBERIABANK Corp.	23,127	$ 1,441,043
Independent Bank Corp.	16,446	217,745
Independent Bank Corp., Massachusetts	18,941	790,219
Independent Bank Group, Inc.	6,601	254,139
International Bancshares Corp.	39,750	1,032,705
Investors Bancorp, Inc.	262,207	3,104,531
Lakeland Bancorp, Inc.	28,296	321,160
Lakeland Financial Corp.	12,127	473,559
LegacyTexas Financial Group, Inc.	30,831	784,649
Macatawa Bank Corp.	18,834	98,879
MainSource Financial Group, Inc.	14,857	285,997
MB Financial, Inc.	48,881	1,472,785
Mercantile Bank Corp.	12,069	239,208
Merchants Bancshares, Inc.	3,997	117,752
Metro Bancorp, Inc.	10,253	262,887
Midsouth Bancorp, Inc.	6,414	83,190
MidWestOne Financial Group, Inc.	4,959	145,051
National Bank Holdings Corp.	25,636	487,084
National Bankshares, Inc. (d)	5,178	150,214
National Penn Bancshares, Inc.	90,974	946,130
NBT Bancorp, Inc.	33,335	805,040
NewBridge Bancorp	25,159	202,530
Northrim Bancorp, Inc.	4,949	123,329
OFG Bancorp	33,072	465,984
Old Line Bancshares, Inc.	6,009	96,505
Old National Bancorp, Indiana	86,739	1,184,855
Opus Bank	3,559	111,397
Pacific Continental Corp.	13,890	179,181
Pacific Premier Bancorp, Inc. (a)	14,884	233,083
Palmetto Bancshares, Inc.	3,351	60,821
Park National Corp. (d)	9,302	767,973
Park Sterling Corp.	31,944	214,025
Peapack-Gladstone Financial Corp.	10,833	226,735
Penns Woods Bancorp, Inc.	3,481	151,737
Peoples Bancorp, Inc.	11,236	260,563
Peoples Financial Services Corp.	5,448	214,052
Pinnacle Financial Partners, Inc.	26,199	1,248,382
Preferred Bank, Los Angeles	8,695	245,025
PrivateBancorp, Inc.	52,649	1,951,698
Prosperity Bancshares, Inc.	51,306	2,736,662
Renasant Corp.	23,184	688,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Republic Bancorp, Inc., Kentucky Class A	7,451	$ 177,185
Republic First Bancorp, Inc. (a)(d)	21,897	78,829
S&T Bancorp, Inc.	24,260	652,594
Sandy Spring Bancorp, Inc.	18,386	479,139
Seacoast Banking Corp., Florida (a)	13,815	192,857
ServisFirst Bancshares, Inc.	1,302	45,388
Sierra Bancorp	9,060	148,403
Simmons First National Corp. Class A	16,895	739,156
South State Corp.	17,639	1,194,513
Southside Bancshares, Inc.	18,687	510,529
Southwest Bancorp, Inc., Oklahoma	14,295	246,303
Square 1 Financial, Inc. Class A (a)	4,951	128,033
State Bank Financial Corp.	26,033	520,920
Sterling Bancorp (d)	66,870	867,973
Stock Yards Bancorp, Inc.	10,589	368,497
Stonegate Bank	7,310	209,358
Suffolk Bancorp	8,298	198,820
Sun Bancorp, Inc. (a)	6,438	121,871
Susquehanna Bancshares, Inc.	137,767	1,851,588
Talmer Bancorp, Inc. Class A	13,087	201,278
Texas Capital Bancshares, Inc. (a)	33,652	1,772,114
The First Bancorp, Inc.	6,717	112,040
Tompkins Financial Corp.	10,919	569,426
TowneBank	31,461	520,680
Trico Bancshares	16,645	388,161
TriState Capital Holdings, Inc. (a)	16,915	211,438
Triumph Bancorp, Inc.	5,276	70,804
Trustmark Corp.	49,443	1,176,743
UMB Financial Corp.	27,803	1,384,311
Umpqua Holdings Corp.	121,985	2,074,965
Union Bankshares Corp.	34,171	743,561
United Bankshares, Inc., West Virginia (d)	50,568	1,900,345
United Community Bank, Inc.	37,150	691,362
Univest Corp. of Pennsylvania	12,193	237,885
Valley National Bancorp (d)	166,003	1,565,408
Washington Trust Bancorp, Inc.	10,812	400,260
Webster Financial Corp.	66,312	2,375,959
WesBanco, Inc.	24,169	761,565
West Bancorp., Inc.	11,894	225,510
Westamerica Bancorp.	19,515	849,878
Western Alliance Bancorp. (a)	55,290	1,709,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Wilshire Bancorp, Inc.	51,665	$ 545,066
Wintrust Financial Corp.	34,094	1,661,742
Yadkin Financial Corp. (a)	14,724	289,768
		102,475,578
Capital Markets - 1.5%
Arlington Asset Investment Corp.	16,448	356,593
Ashford, Inc. (a)	582	58,055
BGC Partners, Inc. Class A	128,201	1,286,497
Calamos Asset Management, Inc. Class A	12,206	150,988
CIFI Corp.	3,577	26,828
Cohen & Steers, Inc.	14,236	538,975
Cowen Group, Inc. Class A (a)(d)	85,031	475,323
Diamond Hill Investment Group, Inc.	2,083	379,523
Evercore Partners, Inc. Class A	24,362	1,175,223
FBR & Co. (a)	5,936	127,387
Fifth Street Asset Management, Inc. Class A	4,149	45,763
Financial Engines, Inc. (d)	37,711	1,590,273
FXCM, Inc. Class A (d)	30,500	61,305
GAMCO Investors, Inc. Class A	4,678	361,656
Greenhill & Co., Inc.	20,848	824,538
HFF, Inc.	24,116	945,106
INTL FCStone, Inc. (a)	11,391	365,651
Investment Technology Group, Inc. (a)	25,575	728,632
Janus Capital Group, Inc.	109,945	1,968,016
KCG Holdings, Inc. Class A (a)	33,100	425,004
Ladenburg Thalmann Financial Services, Inc. (a)(d)	73,051	246,182
Manning & Napier, Inc. Class A	10,341	109,925
Medley Management, Inc. (d)	4,377	50,160
Moelis & Co. Class A	5,306	143,527
OM Asset Management Ltd.	17,767	343,969
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,354	175,687
Piper Jaffray Companies (a)	12,029	606,863
Pzena Investment Management, Inc.	8,186	75,311
RCS Capital Corp. Class A (d)	7,031	60,396
Safeguard Scientifics, Inc. (a)(d)	15,399	277,028
Silvercrest Asset Management Group Class A	4,004	62,422
Stifel Financial Corp. (a)	48,113	2,542,291
Virtus Investment Partners, Inc.	5,220	697,496
Walter Investment Management Corp. (a)(d)	27,413	482,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	5,282	$ 309,472
WisdomTree Investments, Inc. (d)	78,801	1,500,371
		19,575,179
Consumer Finance - 0.7%
Cash America International, Inc.	20,751	537,866
Consumer Portfolio Services, Inc. (a)	15,287	97,684
Credit Acceptance Corp. (a)(d)	4,718	1,114,392
Encore Capital Group, Inc. (a)(d)	19,010	768,764
Enova International, Inc. (a)(d)	18,803	348,044
EZCORP, Inc. (non-vtg.) Class A (a)(d)	37,121	341,513
First Cash Financial Services, Inc. (a)(d)	21,254	1,027,418
Green Dot Corp. Class A (a)(d)	22,879	368,352
J.G. Wentworth Co. (a)(d)	7,989	80,369
Nelnet, Inc. Class A	15,265	683,414
Nicholas Financial, Inc. (a)	7,372	93,108
PRA Group, Inc. (a)(d)	36,794	2,015,391
Regional Management Corp. (a)	7,928	128,037
Springleaf Holdings, Inc. (a)(d)	17,962	898,100
World Acceptance Corp. (a)(d)	5,799	490,711
		8,993,163
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	16,681	164,808
MarketAxess Holdings, Inc.	27,729	2,380,535
Marlin Business Services Corp.	6,002	119,860
NewStar Financial, Inc. (a)	19,425	223,388
On Deck Capital, Inc. (d)	8,471	163,067
PHH Corp. (a)(d)	37,389	939,212
PICO Holdings, Inc. (a)	16,677	300,353
Resource America, Inc. Class A	11,240	95,990
Tiptree Financial, Inc.	5,797	39,072
		4,426,285
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	33,179	763,449
American Equity Investment Life Holding Co.	54,614	1,471,847
Amerisafe, Inc.	13,640	616,392
AmTrust Financial Services, Inc. (d)	22,074	1,312,741
Argo Group International Holdings, Ltd.	21,070	1,032,219
Atlas Financial Holdings, Inc. (a)	8,442	155,755
Baldwin & Lyons, Inc. Class B	6,547	148,551
Citizens, Inc. Class A (a)(d)	32,007	180,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	151,004	$ 2,567,068
Crawford & Co. Class B	20,397	166,643
Donegal Group, Inc. Class A	6,021	90,977
eHealth, Inc. (a)(d)	12,886	157,982
EMC Insurance Group	3,660	126,782
Employers Holdings, Inc.	23,170	565,580
Enstar Group Ltd. (a)	6,226	884,341
FBL Financial Group, Inc. Class A	7,107	414,125
Federated National Holding Co.	10,110	291,168
Fidelity & Guaranty Life	8,126	181,860
First American Financial Corp.	78,477	2,730,215
Global Indemnity PLC (a)	6,272	172,166
Greenlight Capital Re, Ltd. (a)	20,825	632,872
Hallmark Financial Services, Inc. (a)	10,785	119,498
HCI Group, Inc.	6,338	276,210
Heritage Insurance Holdings, Inc.	4,748	95,197
Horace Mann Educators Corp.	29,860	1,014,344
Independence Holding Co.	5,497	68,383
Infinity Property & Casualty Corp.	8,553	634,205
James River Group Holdings Ltd.	7,899	186,732
Kansas City Life Insurance Co.	2,718	121,984
Kemper Corp.	32,019	1,206,156
Maiden Holdings Ltd.	36,872	535,750
Meadowbrook Insurance Group, Inc.	36,315	310,130
Montpelier Re Holdings Ltd.	26,770	1,020,205
National General Holdings Corp.	26,050	503,807
National Interstate Corp.	5,015	140,520
National Western Life Insurance Co. Class A	1,649	395,117
Navigators Group, Inc. (a)	7,723	602,780
OneBeacon Insurance Group Ltd.	16,673	251,429
Patriot National, Inc.	6,181	83,258
Phoenix Companies, Inc. (a)(d)	4,192	142,989
Primerica, Inc.	38,063	1,759,272
RLI Corp.	31,627	1,570,597
Safety Insurance Group, Inc.	9,610	558,822
Selective Insurance Group, Inc.	41,241	1,111,033
State Auto Financial Corp.	11,283	266,504
State National Companies, Inc.	19,058	181,813
Stewart Information Services Corp.	15,892	580,058
Symetra Financial Corp.	55,480	1,317,650
Third Point Reinsurance Ltd. (a)	41,653	561,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Fire Group, Inc.	15,089	$ 450,708
United Insurance Holdings Corp.	12,203	202,936
Universal Insurance Holdings, Inc.	22,885	549,698
		31,482,519
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	49,815	1,539,284
AG Mortgage Investment Trust, Inc.	21,180	407,080
Agree Realty Corp.	12,852	395,585
Alexanders, Inc.	1,547	667,097
Altisource Residential Corp. Class B	41,975	803,821
American Assets Trust, Inc.	26,329	1,047,894
American Capital Mortgage Investment Corp.	37,115	650,997
American Residential Properties, Inc. (a)(d)	23,741	445,381
Anworth Mortgage Asset Corp.	80,664	409,773
Apollo Commercial Real Estate Finance, Inc.	42,432	725,163
Apollo Residential Mortgage, Inc.	22,988	364,590
Ares Commercial Real Estate Corp.	21,193	240,541
Armada Hoffler Properties, Inc.	18,371	188,670
Armour Residential REIT, Inc.	261,194	783,582
Ashford Hospitality Prime, Inc.	18,819	294,706
Ashford Hospitality Trust, Inc.	58,491	529,928
Associated Estates Realty Corp.	42,148	1,201,218
Campus Crest Communities, Inc. (d)	47,934	303,422
Capstead Mortgage Corp. (d)	68,981	803,629
CareTrust (REIT), Inc.	20,447	255,383
CatchMark Timber Trust, Inc.	13,608	157,853
Cedar Shopping Centers, Inc.	62,734	438,511
Chambers Street Properties	174,377	1,307,828
Chatham Lodging Trust	28,083	776,214
Chesapeake Lodging Trust	43,849	1,392,206
Colony Financial, Inc.	78,813	2,042,045
CorEnergy Infrastructure Trust, Inc. (d)	33,677	228,667
Coresite Realty Corp.	15,466	743,605
Cousins Properties, Inc.	161,936	1,577,257
CubeSmart	119,015	2,745,676
CyrusOne, Inc.	33,391	1,084,540
CYS Investments, Inc.	118,571	1,057,653
DCT Industrial Trust, Inc.	60,337	1,993,534
DiamondRock Hospitality Co.	143,820	1,950,199
DuPont Fabros Technology, Inc.	46,929	1,461,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.	40,531	$ 324,248
Easterly Government Properties, Inc.	10,126	159,485
EastGroup Properties, Inc.	22,932	1,311,710
Education Realty Trust, Inc.	34,133	1,147,551
Empire State Realty Trust, Inc.	66,992	1,205,856
EPR Properties	41,938	2,418,564
Equity One, Inc.	48,198	1,187,117
Excel Trust, Inc.	44,645	707,623
FelCor Lodging Trust, Inc.	105,672	1,174,016
First Industrial Realty Trust, Inc.	81,008	1,598,288
First Potomac Realty Trust (d)	42,725	458,012
Franklin Street Properties Corp.	65,786	776,933
Getty Realty Corp.	18,571	322,578
Gladstone Commercial Corp.	14,654	260,988
Government Properties Income Trust	50,256	1,047,335
Gramercy Property Trust, Inc.	42,097	1,150,932
Great Ajax Corp.	3,090	43,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,440	369,360
Hatteras Financial Corp.	70,380	1,271,063
Healthcare Realty Trust, Inc.	70,542	1,805,875
Hersha Hospitality Trust	148,068	952,077
Highwoods Properties, Inc. (SBI) (d)	66,016	2,841,329
Hudson Pacific Properties, Inc.	53,235	1,605,568
InfraReit, Inc.	16,929	528,016
Inland Real Estate Corp.	64,610	664,837
Invesco Mortgage Capital, Inc.	89,940	1,385,076
Investors Real Estate Trust	83,251	596,910
iStar Financial, Inc. (a)	62,582	847,360
Kite Realty Group Trust	24,224	634,669
LaSalle Hotel Properties (SBI)	82,122	3,013,056
Lexington Corporate Properties Trust	151,106	1,400,753
LTC Properties, Inc.	25,583	1,111,837
Mack-Cali Realty Corp.	65,204	1,170,412
Medical Properties Trust, Inc. (d)	152,750	2,135,445
Monmouth Real Estate Investment Corp. Class A	40,804	421,505
National Health Investors, Inc.	27,436	1,830,530
New Residential Investment Corp.	146,202	2,491,282
New York (REIT), Inc.	119,020	1,175,918
New York Mortgage Trust, Inc. (d)	76,621	598,410
One Liberty Properties, Inc.	9,167	206,074
Owens Realty Mortgage, Inc. (d)	7,787	104,969
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	58,273	$ 948,102
Pebblebrook Hotel Trust	52,405	2,250,271
Pennsylvania Real Estate Investment Trust (SBI) (d)	50,648	1,145,151
PennyMac Mortgage Investment Trust	54,134	1,134,107
Physicians Realty Trust	51,359	852,559
Potlatch Corp.	29,754	1,098,220
PS Business Parks, Inc. (d)	14,389	1,098,600
QTS Realty Trust, Inc. Class A	10,643	386,022
RAIT Financial Trust	60,274	390,576
Ramco-Gershenson Properties Trust (SBI)	57,466	1,004,506
Redwood Trust, Inc.	61,103	1,050,361
Resource Capital Corp.	95,232	419,973
Retail Opportunity Investments Corp.	66,496	1,115,803
Rexford Industrial Realty, Inc.	42,129	626,037
RLJ Lodging Trust	96,193	2,854,046
Rouse Properties, Inc.	27,440	479,377
Ryman Hospitality Properties, Inc.	31,826	1,834,451
Sabra Health Care REIT, Inc. (d)	43,429	1,297,659
Saul Centers, Inc.	7,189	361,750
Select Income (REIT)	27,080	627,985
Silver Bay Realty Trust Corp.	27,147	419,964
Sovran Self Storage, Inc.	26,025	2,273,024
Stag Industrial, Inc.	41,988	912,399
Starwood Waypoint Residential	28,732	739,562
Store Capital Corp.	23,296	489,216
Strategic Hotel & Resorts, Inc. (a)	196,304	2,296,757
Summit Hotel Properties, Inc.	63,247	832,963
Sun Communities, Inc.	35,231	2,186,436
Sunstone Hotel Investors, Inc.	150,889	2,350,851
Terreno Realty Corp.	31,683	674,214
The GEO Group, Inc.	53,350	2,080,650
Trade Street Residential, Inc.	13,577	94,632
UMH Properties, Inc.	17,410	175,319
Universal Health Realty Income Trust (SBI)	8,933	443,613
Urstadt Biddle Properties, Inc. Class A	20,651	428,508
Washington REIT (SBI)	49,289	1,218,424
Western Asset Mortgage Capital Corp.	30,624	447,417
Whitestone REIT Class B	17,940	263,718
		114,775,976
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	35,862	$ 1,451,694
Altisource Asset Management Corp. (a)(d)	1,019	228,256
Altisource Portfolio Solutions SA (a)(d)	9,620	233,285
AV Homes, Inc. (a)	8,227	129,822
Consolidated-Tomoka Land Co.	3,088	169,037
Forestar Group, Inc. (a)(d)	25,577	377,517
FRP Holdings, Inc. (a)	4,811	167,038
Kennedy-Wilson Holdings, Inc.	57,853	1,433,597
Marcus & Millichap, Inc. (a)	5,920	209,450
RE/MAX Holdings, Inc.	7,672	259,237
Tejon Ranch Co. (a)(d)	10,153	250,779
The St. Joe Co. (a)(d)	46,641	813,885
		5,723,597
Thrifts & Mortgage Finance - 1.7%
Anchor BanCorp Wisconsin, Inc.	4,746	171,615
Astoria Financial Corp.	64,359	847,608
Bank Mutual Corp.	33,486	240,764
BankFinancial Corp.	13,461	172,301
BBX Capital Corp. (a)	5,800	106,314
Beneficial Bancorp, Inc. (a)	23,535	273,006
BofI Holding, Inc. (a)(d)	11,075	1,016,796
Brookline Bancorp, Inc., Delaware	52,193	562,119
Capitol Federal Financial, Inc.	104,866	1,258,392
Charter Financial Corp.	12,478	149,362
Clifton Bancorp, Inc. (d)	19,414	265,001
Dime Community Bancshares, Inc.	25,456	405,260
Essent Group Ltd. (a)	32,628	814,069
EverBank Financial Corp.	67,064	1,245,378
Farmer Mac Class C (non-vtg.)	7,559	237,655
First Defiance Financial Corp.	7,134	249,690
First Financial Northwest, Inc.	9,644	114,764
Flagstar Bancorp, Inc. (a)	14,676	252,134
Fox Chase Bancorp, Inc.	9,740	161,976
HomeStreet, Inc. (a)	16,112	333,196
Kearny Financial Corp. (a)	10,070	134,334
Ladder Capital Corp. Class A	11,013	193,168
Lendingtree, Inc. (a)(d)	4,686	257,871
Meridian Bancorp, Inc. (a)	14,613	187,777
Meta Financial Group, Inc.	4,403	180,127
MGIC Investment Corp. (a)(d)	248,834	2,592,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NMI Holdings, Inc. (a)	36,961	$ 294,949
Northfield Bancorp, Inc.	34,818	502,424
Northwest Bancshares, Inc.	69,530	855,914
OceanFirst Financial Corp.	9,721	163,118
Oritani Financial Corp.	34,147	508,790
PennyMac Financial Services, Inc. (a)	9,578	180,833
Provident Financial Services, Inc.	44,772	805,896
Radian Group, Inc.	140,307	2,505,883
Stonegate Mortgage Corp. (a)(d)	10,773	115,702
Territorial Bancorp, Inc.	6,199	143,197
Trustco Bank Corp., New York	69,525	463,732
United Community Financial Corp.	38,451	207,251
United Financial Bancorp, Inc. New	35,771	456,080
Walker & Dunlop, Inc. (a)	12,721	243,480
Washington Federal, Inc. (d)	69,854	1,508,846
Waterstone Financial, Inc.	24,785	315,761
WSFS Financial Corp. (d)	6,537	465,238
		22,160,621
TOTAL FINANCIALS		309,612,918
HEALTH CARE - 15.2%
Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	57,936	1,979,673
Acceleron Pharma, Inc. (a)(d)	12,080	334,012
Achillion Pharmaceuticals, Inc. (a)(d)	83,729	732,629
Acorda Therapeutics, Inc. (a)(d)	30,572	919,300
Actinium Pharmaceuticals, Inc. (a)(d)	17,603	44,360
Adamas Pharmaceuticals, Inc.	2,073	35,801
Aegerion Pharmaceuticals, Inc. (a)(d)	21,766	506,277
Agenus, Inc. (a)(d)	44,919	296,915
Agios Pharmaceuticals, Inc. (a)(d)	10,742	991,916
Akebia Therapeutics, Inc. (a)	8,251	63,285
Alder Biopharmaceuticals, Inc.	7,274	185,487
AMAG Pharmaceuticals, Inc. (a)(d)	19,081	972,559
Anacor Pharmaceuticals, Inc. (a)	24,234	1,276,889
Applied Genetic Technologies Corp. (a)	4,092	78,321
Ardelyx, Inc.	3,572	37,506
Arena Pharmaceuticals, Inc. (a)	177,947	775,849
ARIAD Pharmaceuticals, Inc. (a)(d)	120,778	1,047,145
Array BioPharma, Inc. (a)(d)	102,549	640,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Arrowhead Research Corp. (a)(d)	40,472	$ 279,257
Atara Biotherapeutics, Inc. (d)	4,993	206,960
Auspex Pharmaceuticals, Inc. (a)	7,626	769,387
Avalanche Biotechnologies, Inc. (a)	5,553	176,919
Bellicum Pharmaceuticals, Inc.	6,113	146,590
BioCryst Pharmaceuticals, Inc. (a)(d)	51,718	480,460
Biospecifics Technologies Corp. (a)	2,730	104,586
BioTime, Inc. (a)(d)	37,568	192,724
bluebird bio, Inc. (a)	18,152	2,417,665
Calithera Biosciences, Inc.	5,774	57,798
Cara Therapeutics, Inc. (a)	3,965	42,624
Celldex Therapeutics, Inc. (a)(d)	71,745	1,721,880
Cellular Dynamics International, Inc. (a)	6,964	115,045
Cepheid, Inc. (a)(d)	51,269	2,876,191
ChemoCentryx, Inc. (a)(d)	19,659	131,519
Chimerix, Inc. (a)	22,235	755,990
Clovis Oncology, Inc. (a)(d)	18,169	1,460,061
Coherus BioSciences, Inc.	5,682	123,697
CTI BioPharma Corp. (a)(d)	114,149	203,185
Cytokinetics, Inc. (a)	24,989	157,181
Cytori Therapeutics, Inc. (a)(d)	65,825	57,597
CytRx Corp. (a)(d)	40,270	176,785
Dicerna Pharmaceuticals, Inc. (a)	2,739	54,972
Dyax Corp. (a)	106,744	2,552,249
Dynavax Technologies Corp. (a)(d)	21,291	428,268
Eleven Biotherapeutics, Inc. (a)	4,678	55,388
Emergent BioSolutions, Inc. (a)(d)	21,646	642,670
Enanta Pharmaceuticals, Inc. (a)(d)	7,653	262,039
Epizyme, Inc. (a)(d)	11,284	184,042
Esperion Therapeutics, Inc. (a)	4,928	468,801
Exact Sciences Corp. (a)(d)	65,226	1,363,223
Exelixis, Inc. (a)(d)	142,643	366,593
FibroGen, Inc.	6,712	156,054
Five Prime Therapeutics, Inc. (a)	15,083	302,565
Flexion Therapeutics, Inc. (a)(d)	4,372	70,039
Foundation Medicine, Inc. (a)(d)	10,293	468,434
Galectin Therapeutics, Inc. (a)(d)	14,958	44,724
Galena Biopharma, Inc. (a)(d)	108,251	146,139
Genocea Biosciences, Inc. (a)	3,955	40,499
Genomic Health, Inc. (a)	12,521	338,943
Geron Corp. (a)(d)	114,893	415,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	75,793	$ 1,127,042
Heron Therapeutics, Inc. (a)	16,649	179,809
Hyperion Therapeutics, Inc. (a)	10,032	461,071
Idera Pharmaceuticals, Inc. (a)(d)	62,154	174,653
Immune Design Corp. (a)	5,308	119,058
ImmunoGen, Inc. (a)(d)	63,092	521,771
Immunomedics, Inc. (a)(d)	59,703	214,931
Infinity Pharmaceuticals, Inc. (a)(d)	35,982	455,892
Inovio Pharmaceuticals, Inc. (a)(d)	43,801	357,416
Insmed, Inc. (a)(d)	45,334	908,493
Insys Therapeutics, Inc. (a)	7,370	387,441
Intrexon Corp. (a)(d)	27,737	1,077,028
Invitae Corp. (d)	5,457	59,754
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	87,486	1,195,059
Isis Pharmaceuticals, Inc. (a)(d)	86,443	4,903,047
Karyopharm Therapeutics, Inc. (a)	10,968	297,891
Keryx Biopharmaceuticals, Inc. (a)(d)	74,566	794,874
Kindred Biosciences, Inc. (a)	9,074	61,885
Kite Pharma, Inc. (d)	6,930	349,133
KYTHERA Biopharmaceuticals, Inc. (a)(d)	14,539	635,209
Lexicon Pharmaceuticals, Inc. (a)(d)	180,208	180,208
Ligand Pharmaceuticals, Inc. Class B (a)(d)	14,419	1,119,491
Loxo Oncology, Inc.	2,976	33,807
Macrogenics, Inc. (a)	14,622	418,335
MannKind Corp. (a)(d)	167,835	720,012
Merrimack Pharmaceuticals, Inc. (a)(d)	72,100	800,310
MiMedx Group, Inc. (a)(d)	68,500	643,900
Mirati Therapeutics, Inc. (a)(d)	6,185	171,881
Momenta Pharmaceuticals, Inc. (a)(d)	37,565	655,509
NanoViricides, Inc. (a)(d)	34,107	58,664
Navidea Biopharmaceuticals, Inc. (a)(d)	108,697	146,741
Neuralstem, Inc. (a)(d)	49,886	84,307
Neurocrine Biosciences, Inc. (a)	62,097	2,116,887
NewLink Genetics Corp. (a)	14,537	648,350
Northwest Biotherapeutics, Inc. (a)(d)	32,251	253,493
Novavax, Inc. (a)(d)	197,083	1,523,452
Ohr Pharmaceutical, Inc. (a)(d)	17,007	47,790
OncoMed Pharmaceuticals, Inc. (a)(d)	9,120	218,698
Oncothyreon, Inc. (a)	65,289	97,934
Ophthotech Corp. (a)	10,115	458,007
Opko Health, Inc. (a)(d)	144,897	1,993,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. (a)(d)	90,105	$ 591,990
Organovo Holdings, Inc. (a)(d)	45,235	205,367
Osiris Therapeutics, Inc. (a)(d)	14,472	219,540
Otonomy, Inc.	5,781	151,693
OvaScience, Inc. (a)(d)	12,641	312,802
PDL BioPharma, Inc. (d)	118,187	788,307
Peregrine Pharmaceuticals, Inc. (a)(d)	136,932	179,381
Portola Pharmaceuticals, Inc. (a)(d)	33,883	1,209,284
Progenics Pharmaceuticals, Inc. (a)(d)	51,418	254,519
Prothena Corp. PLC (a)(d)	22,612	732,855
PTC Therapeutics, Inc. (a)(d)	17,922	1,052,918
Puma Biotechnology, Inc. (a)	18,097	3,267,956
Radius Health, Inc. (a)	6,505	233,139
Raptor Pharmaceutical Corp. (a)	58,884	595,906
Receptos, Inc. (a)	16,132	2,376,889
Regado Biosciences, Inc. (a)	14,760	17,417
Regulus Therapeutics, Inc. (a)	11,115	139,493
Repligen Corp. (a)(d)	23,607	696,643
Retrophin, Inc. (a)	20,216	435,453
Rigel Pharmaceuticals, Inc. (a)	63,084	268,738
Sage Therapeutics, Inc.	4,706	249,418
Sangamo Biosciences, Inc. (a)(d)	50,004	618,549
Sarepta Therapeutics, Inc. (a)(d)	29,799	363,548
Spark Therapeutics, Inc.	5,899	337,836
Spectrum Pharmaceuticals, Inc. (a)(d)	48,002	271,211
Stemline Therapeutics, Inc. (a)(d)	11,279	156,665
Sunesis Pharmaceuticals, Inc. (a)	40,113	93,864
Synageva BioPharma Corp. (a)(d)	17,091	1,571,688
Synergy Pharmaceuticals, Inc. (a)(d)	73,672	257,852
Synta Pharmaceuticals Corp. (a)	59,306	133,439
T2 Biosystems, Inc.	4,332	67,016
TESARO, Inc. (a)(d)	15,679	854,035
TG Therapeutics, Inc. (a)	21,503	300,182
Threshold Pharmaceuticals, Inc. (a)(d)	42,585	150,751
Tokai Pharmaceuticals, Inc. (d)	4,568	45,680
Ultragenyx Pharmaceutical, Inc. (a)	5,709	322,159
Vanda Pharmaceuticals, Inc. (a)(d)	27,332	250,088
Verastem, Inc. (a)(d)	20,335	168,781
Versartis, Inc. (a)	5,814	99,303
Vitae Pharmaceuticals, Inc.	4,867	64,877
Vital Therapies, Inc. (d)	4,074	99,039
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Xencor, Inc. (a)	13,832	$ 196,691
XOMA Corp. (a)(d)	67,265	201,795
Zafgen, Inc.	5,666	176,326
ZIOPHARM Oncology, Inc. (a)(d)	66,663	587,301
		79,975,911
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc. (d)	16,456	1,053,184
Abiomed, Inc. (a)	29,349	1,855,444
Accuray, Inc. (a)(d)	56,317	457,857
Analogic Corp.	9,122	770,809
Angiodynamics, Inc. (a)	17,831	297,599
Anika Therapeutics, Inc. (a)(d)	10,663	363,822
Antares Pharma, Inc. (a)(d)	89,291	218,763
Atricure, Inc. (a)(d)	20,258	445,879
Atrion Corp.	1,101	357,660
Cantel Medical Corp.	24,847	1,112,897
Cardiovascular Systems, Inc. (a)	20,342	636,705
Cerus Corp. (a)(d)	70,289	312,083
CONMED Corp.	20,045	1,006,860
Cryolife, Inc.	21,281	217,066
Cyberonics, Inc. (a)(d)	19,653	1,197,064
Cynosure, Inc. Class A (a)(d)	16,504	551,564
Derma Sciences, Inc. (a)(d)	15,828	125,041
DexCom, Inc. (a)	55,081	3,721,823
Endologix, Inc. (a)(d)	49,572	771,340
Entellus Medical, Inc.	3,937	108,346
Exactech, Inc. (a)	7,046	153,955
Genmark Diagnostics, Inc. (a)(d)	30,760	295,296
Globus Medical, Inc. (a)	48,221	1,152,000
Greatbatch, Inc. (a)	18,436	994,069
Haemonetics Corp. (a)	38,283	1,551,610
HeartWare International, Inc. (a)(d)	12,462	943,498
ICU Medical, Inc. (a)	9,847	830,791
Inogen, Inc. (a)	3,695	135,754
Insulet Corp. (a)	40,687	1,214,507
Integra LifeSciences Holdings Corp. (a)(d)	18,304	1,075,909
Invacare Corp.	23,608	473,813
K2M Group Holdings, Inc.	6,811	143,099
LDR Holding Corp. (a)(d)	12,344	417,844
Masimo Corp. (a)	32,830	1,108,341
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	30,800	$ 545,776
Merit Medical Systems, Inc. (a)	31,602	613,395
Natus Medical, Inc. (a)	23,604	890,107
Neogen Corp. (a)(d)	26,890	1,197,681
Nevro Corp. (d)	5,888	265,078
NuVasive, Inc. (a)	34,300	1,534,239
NxStage Medical, Inc. (a)(d)	45,124	827,123
Ocular Therapeutix, Inc. (d)	4,071	89,358
OraSure Technologies, Inc. (a)	40,466	254,936
Orthofix International NV (a)	13,577	438,673
Oxford Immunotec Global PLC (a)(d)	12,094	160,487
PhotoMedex, Inc. (a)(d)	7,749	15,963
Quidel Corp. (a)	21,028	489,952
Rockwell Medical Technologies, Inc. (a)(d)	34,608	336,044
Roka Bioscience, Inc. (a)	3,328	9,751
RTI Biologics, Inc. (a)	41,203	230,737
Second Sight Medical Products, Inc. (d)	2,803	32,571
Sientra, Inc.	4,461	77,978
Staar Surgical Co. (a)(d)	27,762	245,694
Steris Corp.	43,356	2,883,174
SurModics, Inc. (a)	9,510	239,842
Symmetry Surgical, Inc. (a)	6,925	53,530
Tandem Diabetes Care, Inc. (a)	7,934	105,919
The Spectranetics Corp. (a)(d)	30,530	783,095
Thoratec Corp. (a)	39,460	1,582,741
Tornier NV (a)	26,094	675,052
TransEnterix, Inc. (a)(d)	19,505	73,339
TriVascular Technologies, Inc.	5,214	38,062
Unilife Corp. (a)(d)	92,285	309,155
Utah Medical Products, Inc.	2,913	157,040
Vascular Solutions, Inc. (a)	12,619	404,565
Veracyte, Inc. (a)(d)	4,858	44,451
West Pharmaceutical Services, Inc.	51,899	2,765,179
Wright Medical Group, Inc. (a)(d)	36,744	932,195
Zeltiq Aesthetics, Inc. (a)(d)	21,407	657,195
		46,032,369
Health Care Providers & Services - 2.6%
AAC Holdings, Inc.	4,154	143,978
Acadia Healthcare Co., Inc. (a)(d)	31,430	2,152,955
Aceto Corp.	21,406	414,848
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Addus HomeCare Corp. (a)	4,760	$ 127,758
Adeptus Health, Inc. Class A (d)	4,184	265,558
Air Methods Corp. (a)(d)	28,712	1,312,138
Alliance Healthcare Services, Inc. (a)	3,601	76,593
Almost Family, Inc. (a)	6,187	267,773
Amedisys, Inc. (a)(d)	20,113	559,343
AMN Healthcare Services, Inc. (a)	34,136	778,642
AmSurg Corp. (a)(d)	31,130	1,952,474
Bio-Reference Laboratories, Inc. (a)(d)	18,084	598,942
BioScrip, Inc. (a)(d)	49,356	231,973
BioTelemetry, Inc. (a)	19,170	153,552
Capital Senior Living Corp. (a)	21,600	565,272
Chemed Corp. (d)	12,875	1,483,844
Civitas Solutions, Inc.	8,408	157,650
Corvel Corp. (a)	8,052	287,778
Cross Country Healthcare, Inc. (a)(d)	22,514	249,905
ExamWorks Group, Inc. (a)(d)	27,057	1,107,984
Five Star Quality Care, Inc. (a)	31,240	132,770
Genesis HealthCare, Inc. Class A (a)	16,517	114,132
Hanger, Inc. (a)(d)	25,999	580,818
HealthEquity, Inc. (a)	7,556	198,043
HealthSouth Corp.	64,743	2,927,678
Healthways, Inc. (a)(d)	22,711	395,171
IPC The Hospitalist Co., Inc. (a)(d)	12,653	618,985
Kindred Healthcare, Inc.	57,498	1,319,579
Landauer, Inc.	6,950	224,207
LHC Group, Inc. (a)	8,904	285,462
Magellan Health Services, Inc. (a)	20,175	1,277,078
Molina Healthcare, Inc. (a)(d)	22,205	1,315,202
National Healthcare Corp.	7,537	477,092
National Research Corp. Class A	7,074	102,007
NeoStem, Inc. (a)(d)	17,429	50,196
Owens & Minor, Inc.	46,270	1,560,224
PharMerica Corp. (a)	22,123	634,045
Providence Service Corp. (a)	8,529	362,653
RadNet, Inc. (a)	23,548	197,332
Select Medical Holdings Corp.	57,983	843,653
Surgical Care Affiliates, Inc. (a)	9,271	349,517
Team Health Holdings, Inc. (a)	51,606	3,074,169
The Ensign Group, Inc.	16,639	700,668
Triple-S Management Corp. (a)	18,385	344,167
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Trupanion, Inc. (d)	6,124	$ 45,379
U.S. Physical Therapy, Inc.	9,088	428,590
Universal American Spin Corp. (a)	31,016	309,850
Wellcare Health Plans, Inc. (a)	32,244	2,496,653
		34,254,280
Health Care Technology - 0.6%
Castlight Health, Inc. Class B (a)(d)	8,847	66,618
Computer Programs & Systems, Inc. (d)	8,201	429,158
Connecture, Inc.	4,940	54,933
HealthStream, Inc. (a)	15,601	451,493
HMS Holdings Corp. (a)(d)	64,492	1,097,009
Imprivata, Inc.	4,303	64,244
MedAssets, Inc. (a)	45,004	910,881
Medidata Solutions, Inc. (a)(d)	39,766	2,124,697
Merge Healthcare, Inc. (a)	50,998	253,460
Omnicell, Inc. (a)	26,995	959,132
Quality Systems, Inc.	36,490	569,062
Vocera Communications, Inc. (a)	17,350	197,617
		7,178,304
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	16,751	381,923
Affymetrix, Inc. (a)(d)	56,840	689,469
Albany Molecular Research, Inc. (a)(d)	17,356	313,449
Cambrex Corp. (a)	22,467	864,755
Enzo Biochem, Inc. (a)	24,646	69,009
Fluidigm Corp. (a)(d)	20,646	773,399
Furiex Pharmaceuticals, Inc. rights	4,241	41,435
INC Research Holdings, Inc. Class A	6,878	230,688
Luminex Corp. (a)(d)	27,564	427,793
Nanostring Technologies, Inc. (a)(d)	6,959	83,090
Pacific Biosciences of California, Inc. (a)	45,202	233,242
PAREXEL International Corp. (a)	41,787	2,656,609
PRA Health Sciences, Inc.	14,353	408,773
Sequenom, Inc. (a)(d)	85,511	379,669
		7,553,303
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)(d)	17,697	70,611
Achaogen, Inc. (a)	5,627	31,455
Aerie Pharmaceuticals, Inc. (a)	7,606	73,322
Akorn, Inc. (a)(d)	45,844	1,908,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alimera Sciences, Inc. (a)(d)	17,936	$ 78,201
Amphastar Pharmaceuticals, Inc. (a)	6,941	100,367
Ampio Pharmaceuticals, Inc. (a)(d)	29,548	71,211
ANI Pharmaceuticals, Inc. (a)(d)	5,076	309,534
Aratana Therapeutics, Inc. (a)	21,241	274,221
AstraZeneca PLC rights (a)	1,000	0
Bio Path Holdings, Inc. (a)(d)	57,805	89,887
Biodelivery Sciences International, Inc. (a)	31,055	250,303
Catalent, Inc. (a)	35,929	1,033,677
Cempra, Inc. (a)(d)	21,990	692,465
Corcept Therapeutics, Inc. (a)	38,512	222,214
DepoMed, Inc. (a)(d)	42,566	990,085
Dermira, Inc.	5,338	78,736
Egalet Corp. (a)(d)	2,748	25,172
Endocyte, Inc. (a)(d)	26,932	156,206
Flex Pharma, Inc. (d)	3,995	66,796
Horizon Pharma PLC (a)	54,616	1,535,802
IGI Laboratories, Inc. (a)(d)	23,142	117,561
Impax Laboratories, Inc. (a)	51,503	2,331,026
Intersect ENT, Inc.	4,061	101,911
Intra-Cellular Therapies, Inc. (a)	14,736	301,351
Lannett Co., Inc. (a)(d)	18,917	1,087,728
Nektar Therapeutics (a)(d)	93,275	887,978
Omeros Corp. (a)(d)	27,661	556,539
Pacira Pharmaceuticals, Inc. (a)(d)	26,127	1,789,177
Pain Therapeutics, Inc. (a)	27,138	55,362
Pernix Therapeutics Holdings, Inc. (a)(d)	24,008	153,171
Phibro Animal Health Corp. Class A	10,838	344,215
Pozen, Inc. (a)	20,364	159,246
Prestige Brands Holdings, Inc. (a)	38,119	1,496,171
Relypsa, Inc. (a)(d)	15,228	440,546
Repros Therapeutics, Inc. (a)(d)	17,599	135,336
Revance Therapeutics, Inc. (a)(d)	6,216	122,300
Sagent Pharmaceuticals, Inc. (a)(d)	16,210	377,855
SciClone Pharmaceuticals, Inc. (a)(d)	37,175	303,720
Sucampo Pharmaceuticals, Inc. Class A (a)	12,793	227,204
Supernus Pharmaceuticals, Inc. (a)	24,167	309,338
Tetraphase Pharmaceuticals, Inc. (a)	22,504	793,941
The Medicines Company (a)(d)	47,875	1,226,079
TherapeuticsMD, Inc. (a)	87,715	568,393
Theravance Biopharma, Inc. (a)	17,014	272,224
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Theravance, Inc. (d)	60,538	$ 983,743
VIVUS, Inc. (a)(d)	65,564	146,208
XenoPort, Inc. (a)	42,942	254,646
Zogenix, Inc. (a)(d)	92,659	128,796
ZS Pharma, Inc.	6,065	230,895
		23,961,869
TOTAL HEALTH CARE		198,956,036
INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
AAR Corp.	29,080	879,379
Aerojet Rocketdyne Holdings, Inc. (a)	43,992	864,883
AeroVironment, Inc. (a)(d)	13,825	353,920
American Science & Engineering, Inc.	5,326	199,299
Astronics Corp. (a)	13,836	931,301
Cubic Corp.	15,174	752,327
Curtiss-Wright Corp.	35,429	2,588,443
DigitalGlobe, Inc. (a)(d)	55,253	1,777,489
Ducommun, Inc. (a)	7,924	240,890
Engility Holdings, Inc.	12,934	360,471
Erickson Air-Crane, Inc. (a)	5,213	18,506
Esterline Technologies Corp. (a)	23,401	2,604,297
HEICO Corp.	48,905	2,730,855
KEYW Holding Corp. (a)(d)	23,713	228,830
Kratos Defense & Security Solutions, Inc. (a)(d)	32,457	177,540
LMI Aerospace, Inc. (a)	7,423	83,806
Moog, Inc. Class A (a)	30,431	2,126,518
National Presto Industries, Inc.	3,530	220,907
SIFCO Industries, Inc.	1,874	27,304
Sparton Corp. (a)	7,568	195,027
Taser International, Inc. (a)(d)	39,492	1,192,263
Teledyne Technologies, Inc. (a)	25,914	2,720,193
		21,274,448
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	37,965	353,834
Atlas Air Worldwide Holdings, Inc. (a)(d)	18,574	905,297
Echo Global Logistics, Inc. (a)(d)	17,386	502,455
Forward Air Corp.	22,904	1,153,674
Hub Group, Inc. Class A (a)	26,967	1,075,983
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp.	6,497	$ 301,006
UTi Worldwide, Inc. (a)(d)	67,232	607,105
XPO Logistics, Inc. (a)(d)	38,642	1,874,137
		6,773,491
Airlines - 0.6%
Allegiant Travel Co.	10,143	1,559,588
CHC Group Ltd. (a)(d)	26,506	31,542
Hawaiian Holdings, Inc. (a)(d)	32,947	760,417
JetBlue Airways Corp. (a)(d)	192,741	3,956,973
Republic Airways Holdings, Inc. (a)	36,586	447,813
SkyWest, Inc.	37,401	510,524
Virgin America, Inc. (d)	11,292	324,532
		7,591,389
Building Products - 0.9%
AAON, Inc.	31,365	751,819
Advanced Drain Systems, Inc. Del	11,151	312,228
American Woodmark Corp. (a)	9,052	458,936
Apogee Enterprises, Inc.	21,344	1,123,121
Builders FirstSource, Inc. (a)	34,298	437,642
Continental Building Products, Inc. (a)	8,443	185,830
Gibraltar Industries, Inc. (a)	22,341	369,967
Griffon Corp.	29,157	490,129
Insteel Industries, Inc.	13,234	268,121
Masonite International Corp. (a)	21,637	1,432,369
NCI Building Systems, Inc. (a)	20,590	318,733
Norcraft Companies, Inc. (a)	5,354	138,240
Nortek, Inc. (a)	6,788	574,401
Patrick Industries, Inc. (a)	5,946	357,117
PGT, Inc. (a)	34,959	395,736
Ply Gem Holdings, Inc. (a)	15,687	213,029
Quanex Building Products Corp.	26,196	505,583
Simpson Manufacturing Co. Ltd.	30,204	990,087
Trex Co., Inc. (a)(d)	24,753	1,161,411
Universal Forest Products, Inc.	14,734	815,085
		11,299,584
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	40,968	1,313,024
ACCO Brands Corp. (a)	84,350	663,835
ARC Document Solutions, Inc. (a)	30,763	262,716
Brady Corp. Class A	35,563	947,043
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	28,536	$ 156,377
CECO Environmental Corp. (d)	15,316	180,576
Cenveo, Inc. (a)(d)	37,640	74,527
Civeo Corp.	67,924	317,205
Deluxe Corp.	36,806	2,383,189
Ennis, Inc.	19,125	294,143
G&K Services, Inc. Class A	14,662	1,035,137
Healthcare Services Group, Inc.	51,703	1,565,050
Heritage-Crystal Clean, Inc. (a)	7,387	86,576
Herman Miller, Inc.	43,598	1,195,021
HNI Corp.	33,164	1,546,769
InnerWorkings, Inc. (a)(d)	25,375	160,624
Interface, Inc.	48,758	1,059,511
Kimball International, Inc. Class B	25,340	256,441
Knoll, Inc.	35,606	810,749
Matthews International Corp. Class A	21,931	1,064,311
McGrath RentCorp.	19,259	637,665
Mobile Mini, Inc.	34,392	1,325,468
Msa Safety, Inc.	21,775	995,989
Multi-Color Corp.	9,138	573,684
NL Industries, Inc. (a)	5,068	37,351
Performant Financial Corp. (a)	21,685	64,404
Quad/Graphics, Inc.	20,598	443,681
Quest Resource Holding Corp. (a)	14,929	18,064
SP Plus Corp. (a)(d)	11,307	257,347
Steelcase, Inc. Class A	60,627	1,065,216
Team, Inc. (a)	15,163	592,570
Tetra Tech, Inc.	45,221	1,225,941
The Brink's Co. (d)	35,666	944,079
U.S. Ecology, Inc.	15,853	743,664
UniFirst Corp.	10,794	1,222,205
United Stationers, Inc.	29,005	1,177,893
Viad Corp.	15,068	400,357
West Corp. (d)	28,371	878,082
		27,976,484
Construction & Engineering - 0.7%
Aegion Corp. (a)	27,901	513,936
Ameresco, Inc. Class A (a)	15,262	102,561
Argan, Inc.	9,254	298,997
Comfort Systems U.S.A., Inc.	27,714	573,403
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Dycom Industries, Inc. (a)	24,920	$ 1,145,822
EMCOR Group, Inc.	46,176	2,060,835
Furmanite Corp. (a)	27,242	198,867
Granite Construction, Inc.	29,032	1,007,701
Great Lakes Dredge & Dock Corp. (a)	44,564	258,471
Layne Christensen Co. (a)(d)	14,833	99,678
MasTec, Inc. (a)	48,222	865,103
MYR Group, Inc. (a)	15,693	460,119
Northwest Pipe Co. (a)	7,113	172,419
Orion Marine Group, Inc. (a)	19,935	167,853
Primoris Services Corp.	27,794	534,479
Sterling Construction Co., Inc. (a)	12,774	56,078
Tutor Perini Corp. (a)	27,469	582,343
		9,098,665
Electrical Equipment - 1.0%
AZZ, Inc.	18,982	880,575
Capstone Turbine Corp. (a)(d)	238,864	150,054
Encore Wire Corp.	15,222	685,142
EnerSys	32,446	2,203,083
Enphase Energy, Inc. (a)(d)	13,486	169,519
Franklin Electric Co., Inc.	35,126	1,270,156
FuelCell Energy, Inc. (a)(d)	169,190	208,104
Generac Holdings, Inc. (a)(d)	50,588	2,109,014
General Cable Corp. (d)	35,856	584,811
Global Power Equipment Group, Inc.	12,525	152,179
GrafTech International Ltd. (a)(d)	87,503	423,515
LSI Industries, Inc.	16,463	147,508
Plug Power, Inc. (a)(d)	120,736	306,669
Polypore International, Inc. (a)	33,104	1,938,570
Powell Industries, Inc.	6,742	223,767
Power Solutions International, Inc. (a)(d)	3,309	211,114
PowerSecure International, Inc. (a)	16,173	212,028
Preformed Line Products Co.	2,025	84,949
Revolution Lighting Technologies, Inc. (a)(d)	26,555	31,069
TCP International Holdings Ltd.	4,698	17,524
Thermon Group Holdings, Inc. (a)(d)	23,427	545,146
Vicor Corp. (a)	12,155	185,364
		12,739,860
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	27,097	540,314
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.9%
Accuride Corp. (a)	27,954	$ 114,052
Actuant Corp. Class A	45,344	1,080,094
Alamo Group, Inc.	4,899	302,660
Albany International Corp. Class A	20,852	817,398
Altra Industrial Motion Corp.	20,101	530,063
American Railcar Industries, Inc. (d)	6,821	361,786
ARC Group Worldwide, Inc. (a)	2,525	17,549
Astec Industries, Inc.	13,865	583,439
Barnes Group, Inc.	39,827	1,597,063
Blount International, Inc.	36,352	482,028
Briggs & Stratton Corp.	35,066	685,540
Chart Industries, Inc. (a)	22,529	913,551
CIRCOR International, Inc.	13,013	711,030
CLARCOR, Inc.	36,859	2,395,835
Columbus McKinnon Corp. (NY Shares)	14,320	363,155
Commercial Vehicle Group, Inc. (a)	19,896	114,601
Douglas Dynamics, Inc.	16,441	357,592
Dynamic Materials Corp.	10,191	136,457
Energy Recovery, Inc. (a)(d)	28,834	85,637
EnPro Industries, Inc.	16,617	1,063,654
ESCO Technologies, Inc.	19,611	719,724
ExOne Co. (a)(d)	7,195	98,643
Federal Signal Corp.	46,535	731,530
FreightCar America, Inc.	8,686	226,618
Global Brass & Copper Holdings, Inc.	15,386	234,483
Gorman-Rupp Co.	13,906	376,992
Graham Corp.	7,361	172,247
Greenbrier Companies, Inc. (d)	20,227	1,166,896
Harsco Corp.	59,262	952,933
Hillenbrand, Inc.	45,958	1,350,706
Hurco Companies, Inc.	4,695	151,930
Hyster-Yale Materials Handling Class A	7,599	557,311
John Bean Technologies Corp.	21,429	826,945
Kadant, Inc.	8,484	432,345
L.B. Foster Co. Class A	7,678	328,081
Lindsay Corp. (d)	8,998	712,552
Lydall, Inc. (a)	12,557	337,030
Manitex International, Inc. (a)(d)	10,204	101,122
Meritor, Inc. (a)	72,068	945,532
Miller Industries, Inc.	8,374	187,410
Mueller Industries, Inc.	41,480	1,453,459
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class A	116,622	$ 1,091,582
NN, Inc. (d)	13,158	331,055
Omega Flex, Inc.	1,956	58,269
Proto Labs, Inc. (a)(d)	16,589	1,161,230
RBC Bearings, Inc.	17,022	1,242,436
Rexnord Corp. (a)	55,203	1,462,327
Standex International Corp.	9,372	757,914
Sun Hydraulics Corp.	16,408	638,435
Tennant Co.	13,669	878,780
Titan International, Inc. (d)	32,890	341,727
TriMas Corp. (a)	33,299	938,033
Twin Disc, Inc.	6,368	114,560
Wabash National Corp. (a)(d)	50,566	708,935
Watts Water Technologies, Inc. Class A	20,896	1,139,877
Woodward, Inc.	48,673	2,290,065
Xerium Technologies, Inc. (a)	7,859	139,733
		38,072,631
Marine - 0.2%
Baltic Trading Ltd. (d)	34,937	49,611
Golden Ocean Group Ltd. (d)	51,202	254,986
International Shipholding Corp.	4,076	44,754
Matson, Inc.	31,440	1,273,320
Navios Maritime Holdings, Inc. (d)	59,817	226,706
Safe Bulkers, Inc. (d)	28,325	101,404
Scorpio Bulkers, Inc. (a)(d)	97,396	234,724
Ultrapetrol (Bahamas) Ltd. (a)	12,724	15,778
		2,201,283
Professional Services - 1.4%
Acacia Research Corp.	36,949	407,178
Advisory Board Co. (a)	30,791	1,597,745
Barrett Business Services, Inc.	5,295	235,469
CBIZ, Inc. (a)(d)	31,820	287,653
CDI Corp.	10,461	142,688
Corporate Executive Board Co.	24,830	2,081,499
CRA International, Inc. (a)	6,871	200,633
Exponent, Inc.	9,644	854,555
Franklin Covey Co. (a)	7,862	146,548
FTI Consulting, Inc. (a)(d)	29,994	1,233,053
GP Strategies Corp. (a)	9,775	318,567
Heidrick & Struggles International, Inc.	13,758	331,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hill International, Inc. (a)	21,760	$ 83,776
Huron Consulting Group, Inc. (a)	17,280	1,047,514
ICF International, Inc. (a)	14,651	564,064
Insperity, Inc.	16,622	800,516
Kelly Services, Inc. Class A (non-vtg.)	19,724	323,868
Kforce, Inc.	18,486	420,372
Korn/Ferry International	36,463	1,149,678
MISTRAS Group, Inc. (a)	11,881	213,383
Navigant Consulting, Inc. (a)	36,174	523,076
On Assignment, Inc. (a)	38,306	1,288,997
Paylocity Holding Corp. (a)(d)	6,056	170,476
Pendrell Corp. (a)	118,318	128,967
Resources Connection, Inc.	28,544	449,853
RPX Corp. (a)	39,055	607,696
TriNet Group, Inc. (a)	11,615	406,757
TrueBlue, Inc. (a)	30,505	877,934
VSE Corp.	3,065	218,044
WageWorks, Inc. (a)(d)	25,736	1,297,094
		18,408,670
Road & Rail - 0.6%
ArcBest Corp.	19,191	685,119
Celadon Group, Inc.	15,483	400,081
Heartland Express, Inc.	39,760	831,779
Knight Transportation, Inc.	43,713	1,263,306
Marten Transport Ltd.	17,611	392,021
P.A.M. Transportation Services, Inc. (a)	2,259	132,355
Patriot Transportation Holding, Inc. (a)	1,818	46,923
Quality Distribution, Inc. (a)	20,623	204,580
Roadrunner Transportation Systems, Inc. (a)	20,442	500,216
Saia, Inc. (a)	18,158	739,939
Swift Transporation Co. (a)	62,532	1,513,274
U.S.A. Truck, Inc. (a)	4,477	109,955
Universal Truckload Services, Inc.	4,541	96,451
Werner Enterprises, Inc.	32,767	880,449
YRC Worldwide, Inc. (a)	23,185	361,686
		8,158,134
Trading Companies & Distributors - 0.8%
Aircastle Ltd. (d)	47,572	1,140,777
Applied Industrial Technologies, Inc.	30,637	1,279,707
Beacon Roofing Supply, Inc. (a)	36,192	1,075,626
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
CAI International, Inc. (a)(d)	11,817	$ 281,481
DXP Enterprises, Inc. (a)(d)	9,652	434,823
General Finance Corp. (a)(d)	7,863	61,017
H&E Equipment Services, Inc.	23,089	570,760
Houston Wire & Cable Co.	12,960	122,342
Kaman Corp.	20,043	835,994
Neff Corp.	7,624	89,963
Rush Enterprises, Inc. Class A (a)	25,396	663,851
Stock Building Supply Holdings, Inc. (a)	10,840	199,131
TAL International Group, Inc. (d)	25,051	965,466
Textainer Group Holdings Ltd. (d)	15,871	480,891
Titan Machinery, Inc. (a)(d)	12,572	184,180
Watsco, Inc.	18,953	2,279,856
		10,665,865
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)(d)	38,371	601,657
TOTAL INDUSTRIALS		175,402,475
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.6%
ADTRAN, Inc.	39,756	660,347
Aerohive Networks, Inc. (a)(d)	6,891	41,966
Alliance Fiber Optic Products, Inc. (d)	9,046	166,085
Applied Optoelectronics, Inc. (a)(d)	11,034	157,566
Aruba Networks, Inc. (a)	78,446	1,930,556
Bel Fuse, Inc. Class B (non-vtg.)	7,498	153,934
Black Box Corp.	11,291	224,691
CalAmp Corp. (a)(d)	26,397	520,285
Calix Networks, Inc. (a)	29,877	220,791
Ciena Corp. (a)(d)	77,299	1,646,469
Clearfield, Inc. (a)(d)	7,915	107,248
Comtech Telecommunications Corp.	11,260	325,414
Digi International, Inc. (a)	17,858	180,366
Emulex Corp. (a)	51,742	414,971
Extreme Networks, Inc. (a)	68,773	173,308
Finisar Corp. (a)(d)	76,154	1,548,211
Harmonic, Inc. (a)	64,472	451,949
Infinera Corp. (a)(d)	94,949	1,785,041
InterDigital, Inc.	27,368	1,497,577
Ixia (a)(d)	42,732	511,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
KVH Industries, Inc. (a)	12,963	$ 174,871
Mitel Networks Corp. (a)	15,244	141,617
NETGEAR, Inc. (a)(d)	25,428	769,706
NumereX Corp. Class A (a)(d)	10,532	115,747
Oclaro, Inc. (a)(d)	67,587	129,767
Parkervision, Inc. (a)(d)	67,607	45,973
Plantronics, Inc.	31,275	1,666,019
Polycom, Inc. (a)	101,077	1,319,055
Procera Networks, Inc. (a)	14,896	171,453
Ruckus Wireless, Inc. (a)	47,845	558,830
ShoreTel, Inc. (a)	46,412	323,028
Sonus Networks, Inc. (a)	36,481	288,930
Tessco Technologies, Inc.	4,123	104,188
Ubiquiti Networks, Inc. (d)	21,860	624,540
ViaSat, Inc. (a)(d)	30,415	1,828,550
		20,980,978
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	10,701	100,696
Anixter International, Inc. (a)	19,875	1,403,175
Badger Meter, Inc.	10,751	668,927
Belden, Inc.	32,059	2,691,353
Benchmark Electronics, Inc. (a)	39,601	931,812
Checkpoint Systems, Inc.	30,431	315,265
Cognex Corp. (a)	63,868	2,867,035
Coherent, Inc. (a)	18,293	1,097,580
Control4 Corp. (a)	8,287	97,124
CTS Corp.	24,673	442,634
CUI Global, Inc. (a)(d)	14,030	77,305
Daktronics, Inc.	27,207	291,931
DTS, Inc. (a)	12,443	446,082
Electro Rent Corp.	12,480	135,283
Electro Scientific Industries, Inc.	16,856	96,079
Fabrinet (a)(d)	25,857	468,270
FARO Technologies, Inc. (a)(d)	12,700	505,841
FEI Co.	31,081	2,345,372
GSI Group, Inc. (a)	22,268	295,719
II-VI, Inc. (a)	38,581	686,356
Insight Enterprises, Inc. (a)	30,145	862,750
InvenSense, Inc. (a)(d)	52,221	779,137
Itron, Inc. (a)	29,014	1,040,442
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
KEMET Corp. (a)	32,091	$ 138,633
Kimball Electronics, Inc. (a)	18,986	242,831
Littelfuse, Inc.	16,555	1,622,224
Maxwell Technologies, Inc. (a)(d)	21,634	121,150
Mercury Systems, Inc. (a)	24,010	331,578
Mesa Laboratories, Inc.	2,018	171,308
Methode Electronics, Inc. Class A	27,885	1,183,997
MTS Systems Corp.	11,159	787,602
Multi-Fineline Electronix, Inc. (a)	6,685	156,295
Newport Corp. (a)	29,582	564,129
OSI Systems, Inc. (a)	14,633	983,484
Park Electrochemical Corp.	15,464	335,878
PC Connection, Inc.	6,929	168,305
Plexus Corp. (a)	24,926	1,073,064
RealD, Inc. (a)	29,791	365,833
Rofin-Sinar Technologies, Inc. (a)	20,553	486,284
Rogers Corp. (a)	13,297	966,825
Sanmina Corp. (a)	60,546	1,230,900
ScanSource, Inc. (a)	21,021	837,687
Speed Commerce, Inc. (a)(d)	34,432	10,388
SYNNEX Corp.	20,968	1,604,052
TTM Technologies, Inc. (a)(d)	40,024	374,224
Universal Display Corp. (a)(d)	29,829	1,314,564
Viasystems Group, Inc. (a)	3,693	65,662
Vishay Precision Group, Inc. (a)	9,058	129,258
		33,912,323
Internet Software & Services - 2.3%
Actua Corp. (a)(d)	30,448	440,583
Amber Road, Inc. (a)(d)	6,935	60,751
Angie's List, Inc. (a)(d)	31,530	185,081
Bankrate, Inc. (a)(d)	49,483	613,589
Bazaarvoice, Inc. (a)(d)	35,939	193,352
Benefitfocus, Inc. (a)(d)	3,627	125,313
Blucora, Inc. (a)(d)	31,287	427,693
Borderfree, Inc. (a)	3,558	22,487
Box, Inc. Class A (d)	8,991	153,836
Brightcove, Inc. (a)	23,334	161,471
Carbonite, Inc. (a)	12,763	130,693
Care.com, Inc. (a)	4,940	31,715
ChannelAdvisor Corp. (a)(d)	15,021	153,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cimpress NV (a)	24,471	$ 2,054,096
comScore, Inc. (a)	25,426	1,331,305
Constant Contact, Inc. (a)(d)	23,112	805,453
Cornerstone OnDemand, Inc. (a)(d)	39,077	1,118,775
Coupons.com, Inc. (a)(d)	9,292	116,429
Cvent, Inc. (a)(d)	13,221	355,380
DealerTrack Holdings, Inc. (a)(d)	39,454	1,550,937
Demand Media, Inc. (a)	6,428	41,203
Demandware, Inc. (a)(d)	22,116	1,362,346
DHI Group, Inc. (a)(d)	27,910	212,116
EarthLink Holdings Corp.	73,991	349,977
Endurance International Group Holdings, Inc. (a)(d)	22,114	405,571
Envestnet, Inc. (a)	25,061	1,284,627
Everyday Health, Inc. (a)	5,181	63,519
Five9, Inc.	8,799	47,779
Global Sources Ltd. (a)	10,581	58,619
Gogo, Inc. (a)(d)	41,179	870,524
GrubHub, Inc.	6,643	273,492
GTT Communications, Inc. (a)(d)	11,773	214,975
Hortonworks, Inc. (d)	5,185	104,581
Internap Network Services Corp. (a)	40,365	379,431
IntraLinks Holdings, Inc. (a)	29,055	284,739
j2 Global, Inc.	34,961	2,425,245
Limelight Networks, Inc. (a)	45,004	166,515
Liquidity Services, Inc. (a)	18,098	169,397
LivePerson, Inc. (a)	40,149	377,401
LogMeIn, Inc. (a)	17,877	1,147,346
Marchex, Inc. Class B	23,948	101,779
Marin Software, Inc. (a)	19,284	116,475
Marketo, Inc. (a)(d)	19,068	542,485
Millennial Media, Inc. (a)(d)	51,695	80,127
Monster Worldwide, Inc. (a)(d)	66,663	392,645
New Relic, Inc.	4,182	135,873
NIC, Inc.	48,120	818,040
Opower, Inc. (d)	6,020	60,200
Perficient, Inc. (a)	25,542	526,931
Q2 Holdings, Inc. (a)(d)	7,750	157,713
QuinStreet, Inc. (a)	25,161	136,624
RealNetworks, Inc. (a)	17,520	115,106
Reis, Inc.	5,967	135,630
RetailMeNot, Inc. (a)(d)	22,869	420,332
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rightside Group Ltd. (a)(d)	6,372	$ 51,868
Rocket Fuel, Inc. (a)(d)	13,325	106,733
SciQuest, Inc. (a)(d)	19,851	305,110
Shutterstock, Inc. (a)(d)	11,203	756,090
SPS Commerce, Inc. (a)(d)	11,962	780,640
Stamps.com, Inc. (a)	10,406	644,027
TechTarget, Inc. (a)	11,986	129,689
Textura Corp. (a)(d)	13,773	360,439
Travelzoo, Inc. (a)(d)	5,810	76,343
Tremor Video, Inc. (a)(d)	27,641	69,103
TrueCar, Inc.	5,641	86,984
Unwired Planet, Inc. (a)(d)	70,815	41,802
Web.com Group, Inc. (a)(d)	38,281	703,222
WebMD Health Corp. (a)	28,549	1,260,438
Wix.com Ltd. (a)(d)	10,037	195,420
XO Group, Inc. (a)	19,413	315,655
Xoom Corp. (a)(d)	22,343	394,801
YuMe, Inc. (a)(d)	12,851	65,926
		30,356,257
IT Services - 2.5%
Acxiom Corp. (a)	56,880	993,125
Blackhawk Network Holdings, Inc. (a)(d)	38,702	1,423,073
CACI International, Inc. Class A (a)	17,230	1,520,375
Cardtronics, Inc. (a)(d)	32,744	1,235,431
Cass Information Systems, Inc.	8,487	443,615
Ciber, Inc. (a)	56,093	198,008
Computer Task Group, Inc.	10,242	84,292
Convergys Corp.	74,584	1,691,565
CSG Systems International, Inc.	25,068	729,980
Datalink Corp. (a)	14,985	173,227
EPAM Systems, Inc. (a)	26,174	1,693,720
Euronet Worldwide, Inc. (a)	37,462	2,190,778
EVERTEC, Inc.	48,130	997,735
ExlService Holdings, Inc. (a)	24,098	829,694
Forrester Research, Inc.	8,282	288,131
Global Cash Access Holdings, Inc. (a)	47,759	353,417
Hackett Group, Inc.	18,102	173,779
Heartland Payment Systems, Inc.	26,383	1,342,895
Higher One Holdings, Inc. (a)	23,341	65,588
iGATE Corp. (a)	26,920	1,280,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Information Services Group, Inc.	25,041	$ 98,411
Lionbridge Technologies, Inc. (a)	46,829	259,901
Luxoft Holding, Inc. (a)	5,773	299,215
ManTech International Corp. Class A	17,557	513,191
Maximus, Inc.	49,698	3,181,169
ModusLink Global Solutions, Inc. (a)(d)	26,756	93,646
MoneyGram International, Inc. (a)(d)	21,181	164,153
Neustar, Inc. Class A (a)(d)	41,254	1,237,620
PRG-Schultz International, Inc. (a)	20,838	88,353
Science Applications International Corp.	29,246	1,465,225
ServiceSource International, Inc. (a)(d)	50,947	181,881
Sykes Enterprises, Inc. (a)	29,019	726,346
Syntel, Inc. (a)	22,796	1,026,276
Teletech Holdings, Inc.	12,755	330,865
Unisys Corp. (a)	37,622	819,031
Virtusa Corp. (a)	19,207	764,439
WEX, Inc. (a)(d)	28,488	3,210,882
		32,169,347
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	30,184	738,301
Alpha & Omega Semiconductor Ltd. (a)	16,251	133,096
Ambarella, Inc. (a)(d)	21,175	1,548,951
Amkor Technology, Inc. (a)	62,890	442,117
Applied Micro Circuits Corp. (a)(d)	57,929	311,079
Audience, Inc. (a)(d)	9,911	47,176
Axcelis Technologies, Inc. (a)	82,749	208,527
Brooks Automation, Inc.	49,091	528,219
Cabot Microelectronics Corp. (a)	17,686	836,548
Cascade Microtech, Inc. (a)(d)	9,237	122,483
Cavium, Inc. (a)(d)	38,858	2,517,610
Ceva, Inc. (a)	15,531	321,492
Cirrus Logic, Inc. (a)	45,457	1,535,537
Cohu, Inc.	18,056	189,046
Cypress Semiconductor Corp.	243,240	3,239,957
Diodes, Inc. (a)	26,969	720,612
DSP Group, Inc. (a)	16,232	184,720
Entegris, Inc. (a)	102,078	1,358,658
Entropic Communications, Inc. (a)	64,117	193,633
Exar Corp. (a)	29,270	288,895
Fairchild Semiconductor International, Inc. (a)	86,184	1,565,532
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	41,261	$ 328,850
Inphi Corp. (a)(d)	23,115	495,817
Integrated Device Technology, Inc. (a)	97,859	1,780,055
Integrated Silicon Solution, Inc.	23,416	434,367
Intersil Corp. Class A	94,815	1,265,780
IXYS Corp.	18,035	203,976
Kopin Corp. (a)	49,570	164,572
Lattice Semiconductor Corp. (a)	86,244	511,427
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	9,827	299,429
MaxLinear, Inc. Class A (a)	20,191	172,229
Micrel, Inc.	32,867	446,991
Microsemi Corp. (a)	69,802	2,328,595
MKS Instruments, Inc.	39,210	1,364,900
Monolithic Power Systems, Inc.	28,417	1,472,853
Nanometrics, Inc. (a)(d)	17,662	273,055
NVE Corp.	3,572	242,396
Omnivision Technologies, Inc. (a)	41,021	1,144,281
PDF Solutions, Inc. (a)	22,347	403,810
Pericom Semiconductor Corp.	16,545	207,143
Photronics, Inc. (a)	48,050	421,399
PMC-Sierra, Inc. (a)	126,747	1,068,477
Power Integrations, Inc.	22,371	1,107,141
Qorvo, Inc. (a)	105,316	6,941,359
QuickLogic Corp. (a)(d)	43,286	76,183
Rambus, Inc. (a)(d)	83,416	1,154,477
Rubicon Technology, Inc. (a)(d)	17,850	68,544
Rudolph Technologies, Inc. (a)(d)	24,677	316,606
Semtech Corp. (a)	49,392	1,150,340
Silicon Laboratories, Inc. (a)	31,952	1,650,960
Synaptics, Inc. (a)(d)	26,481	2,243,470
Tessera Technologies, Inc.	39,296	1,418,979
Ultra Clean Holdings, Inc. (a)	21,349	128,307
Ultratech, Inc. (a)(d)	20,788	414,928
Veeco Instruments, Inc. (a)(d)	29,431	868,509
Xcerra Corp. (a)	39,308	386,398
		49,988,792
Software - 4.7%
A10 Networks, Inc. (a)(d)	9,344	42,515
ACI Worldwide, Inc. (a)	83,605	1,925,423
Advent Software, Inc.	37,770	1,639,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
American Software, Inc. Class A	18,993	$ 184,422
Aspen Technology, Inc. (a)	67,685	3,004,537
AVG Technologies NV (a)	25,427	608,214
Barracuda Networks, Inc. (a)	5,717	231,710
Blackbaud, Inc.	33,871	1,711,502
Bottomline Technologies, Inc. (a)(d)	28,914	773,739
BroadSoft, Inc. (a)	21,014	664,883
Callidus Software, Inc. (a)	39,790	491,407
CommVault Systems, Inc. (a)	34,721	1,588,486
Comverse, Inc. (a)	16,802	411,649
Covisint Corp. (a)	29,028	56,895
Cyan, Inc. (a)(d)	19,047	71,045
Digimarc Corp. (d)	5,048	118,123
Ebix, Inc. (d)	21,641	590,583
Ellie Mae, Inc. (a)	20,658	1,136,190
EnerNOC, Inc. (a)(d)	19,509	215,574
EPIQ Systems, Inc.	22,887	409,906
ePlus, Inc. (a)	3,851	319,479
Fair Isaac Corp.	23,623	2,089,691
Fleetmatics Group PLC (a)(d)	27,399	1,248,846
Gigamon, Inc. (a)	17,707	521,117
Globant SA (a)	4,813	101,121
Glu Mobile, Inc. (a)	66,289	448,114
Guidance Software, Inc. (a)(d)	12,073	70,506
Guidewire Software, Inc. (a)(d)	49,807	2,487,860
HubSpot, Inc.	4,151	160,685
Imperva, Inc. (a)	18,924	863,313
Infoblox, Inc. (a)	41,551	978,942
Interactive Intelligence Group, Inc. (a)(d)	12,454	547,727
Jive Software, Inc. (a)	31,256	168,157
Kofax Ltd. (a)(d)	54,342	599,392
Manhattan Associates, Inc. (a)	55,722	2,928,748
Mentor Graphics Corp.	71,297	1,706,137
MicroStrategy, Inc. Class A (a)	6,664	1,213,648
MobileIron, Inc.	9,420	56,708
Model N, Inc. (a)	13,970	164,148
Monotype Imaging Holdings, Inc.	29,115	943,617
NetScout Systems, Inc. (a)(d)	26,739	1,098,973
Park City Group, Inc. (a)(d)	6,784	73,606
Paycom Software, Inc. (d)	4,685	148,093
Pegasystems, Inc.	26,008	560,212
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	37,680	$ 994,752
Proofpoint, Inc. (a)(d)	28,710	1,549,766
PROS Holdings, Inc. (a)(d)	17,367	386,068
QAD, Inc. Class A	5,226	127,410
Qlik Technologies, Inc. (a)	65,965	2,294,922
Qualys, Inc. (a)(d)	14,774	731,608
Rally Software Development Corp. (a)	17,972	259,875
RealPage, Inc. (a)(d)	38,066	755,229
Rosetta Stone, Inc. (a)	15,824	132,289
Sapiens International Corp. NV (a)	17,718	154,678
SeaChange International, Inc. (a)	23,718	159,148
Silver Spring Networks, Inc. (a)(d)	25,853	251,291
SS&C Technologies Holdings, Inc.	50,056	3,011,870
Synchronoss Technologies, Inc. (a)(d)	25,901	1,188,338
Take-Two Interactive Software, Inc. (a)(d)	61,403	1,455,251
Tangoe, Inc. (a)(d)	28,615	391,453
TeleCommunication Systems, Inc. Class A (a)	34,644	108,089
TeleNav, Inc. (a)	19,720	164,859
The Rubicon Project, Inc.	5,935	103,684
TiVo, Inc. (a)	72,646	802,738
Tubemogul, Inc. (a)(d)	2,696	38,822
Tyler Technologies, Inc. (a)	24,250	2,957,288
Ultimate Software Group, Inc. (a)(d)	20,830	3,462,363
Varonis Systems, Inc. (a)(d)	3,692	106,145
Vasco Data Security International, Inc. (a)(d)	21,672	550,902
Verint Systems, Inc. (a)	43,931	2,698,681
VirnetX Holding Corp. (a)(d)	30,644	197,960
Vringo, Inc. (a)(d)	52,316	32,436
Workiva, Inc.	5,287	76,503
Yodlee, inc.	4,987	63,534
Zendesk, Inc.	9,357	215,772
Zix Corp. (a)(d)	42,971	183,056
		60,982,019
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)	30,003	842,784
Dot Hill Systems Corp. (a)	44,243	277,846
Eastman Kodak Co. (a)(d)	12,968	251,190
Electronics for Imaging, Inc. (a)	34,278	1,430,421
Immersion Corp. (a)	20,505	222,069
Intevac, Inc. (a)	19,332	93,567
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Nimble Storage, Inc. (a)	6,733	$ 164,689
QLogic Corp. (a)	64,007	940,903
Quantum Corp. (a)	159,344	320,281
Silicon Graphics International Corp. (a)(d)	25,005	202,791
Super Micro Computer, Inc. (a)	25,344	729,147
Violin Memory, Inc. (a)(d)	58,708	200,194
		5,675,882
TOTAL INFORMATION TECHNOLOGY		234,065,598
MATERIALS - 4.3%
Chemicals - 2.1%
A. Schulman, Inc.	21,474	911,571
American Vanguard Corp. (d)	21,514	234,718
Axiall Corp.	51,438	2,098,670
Balchem Corp.	22,349	1,171,535
Calgon Carbon Corp.	39,298	872,023
Chase Corp.	4,852	173,750
Chemtura Corp. (a)(d)	49,614	1,494,870
Ferro Corp. (a)	52,968	714,538
Flotek Industries, Inc. (a)(d)	39,434	563,512
FutureFuel Corp.	15,801	171,757
H.B. Fuller Co.	36,842	1,538,890
Hawkins, Inc.	7,873	310,590
Innophos Holdings, Inc.	16,120	851,781
Innospec, Inc.	17,903	782,361
Intrepid Potash, Inc. (a)	41,035	514,169
KMG Chemicals, Inc.	7,076	207,185
Koppers Holdings, Inc.	15,120	339,898
Kraton Performance Polymers, Inc. (a)	24,242	546,415
Kronos Worldwide, Inc.	15,216	204,655
LSB Industries, Inc. (a)(d)	14,260	604,767
Marrone Bio Innovations, Inc. (a)(d)	10,289	34,365
Minerals Technologies, Inc.	25,286	1,712,621
Olin Corp.	57,879	1,709,167
OM Group, Inc.	22,610	679,204
OMNOVA Solutions, Inc. (a)	34,144	272,811
PolyOne Corp.	65,521	2,558,595
Quaker Chemical Corp.	9,739	810,480
Rentech, Inc. (a)(d)	165,263	198,316
Senomyx, Inc. (a)(d)	30,786	178,251
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	36,341	$ 2,375,248
Stepan Co.	14,143	720,303
Trecora Resources (a)	14,761	177,132
Tredegar Corp.	17,956	367,559
Trinseo SA (d)	8,298	188,945
Tronox Ltd. Class A (d)	45,485	952,911
Zep, Inc.	16,605	330,107
		27,573,670
Construction Materials - 0.1%
Headwaters, Inc. (a)	53,927	948,037
U.S. Concrete, Inc. (a)(d)	10,502	381,223
United States Lime & Minerals, Inc.	1,339	88,374
		1,417,634
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	3,009	150,751
Berry Plastics Group, Inc. (a)	66,026	2,259,410
Graphic Packaging Holding Co.	240,024	3,384,338
Myers Industries, Inc.	19,360	313,051
UFP Technologies, Inc. (a)	4,435	89,986
		6,197,536
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,418	60,439
AK Steel Holding Corp. (a)(d)	130,588	663,387
Ampco-Pittsburgh Corp.	6,080	97,219
Century Aluminum Co. (a)(d)	37,900	488,531
Coeur d'Alene Mines Corp. (a)	100,282	523,472
Commercial Metals Co.	86,330	1,433,078
Globe Specialty Metals, Inc.	47,123	938,690
Gold Resource Corp.	26,200	88,294
Handy & Harman Ltd. (a)	2,913	103,208
Haynes International, Inc.	9,340	415,350
Hecla Mining Co. (d)	270,322	816,372
Horsehead Holding Corp. (a)(d)	41,258	616,807
Kaiser Aluminum Corp.	13,201	1,060,964
Materion Corp.	15,201	607,888
Molycorp, Inc. (a)(d)	129,445	119,452
Noranda Aluminium Holding Corp.	34,855	116,416
Olympic Steel, Inc.	6,211	68,010
RTI International Metals, Inc. (a)	22,564	849,535
Ryerson Holding Corp.	8,130	45,040
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	19,011	$ 331,172
Stillwater Mining Co. (a)(d)	87,798	1,179,127
SunCoke Energy, Inc.	48,814	855,709
Universal Stainless & Alloy Products, Inc. (a)	4,928	103,488
Walter Energy, Inc. (d)	42,995	21,811
Worthington Industries, Inc.	35,697	964,890
		12,568,349
Paper & Forest Products - 0.7%
Boise Cascade Co. (a)	28,835	1,000,575
Clearwater Paper Corp. (a)	14,371	919,313
Deltic Timber Corp.	8,080	517,120
Kapstone Paper & Packaging Corp.	61,959	1,731,754
Louisiana-Pacific Corp. (a)(d)	103,842	1,582,552
Neenah Paper, Inc.	12,097	731,506
P.H. Glatfelter Co.	31,550	782,440
Resolute Forest Products (a)	48,039	740,761
Schweitzer-Mauduit International, Inc.	22,272	984,645
Wausau-Mosinee Paper Corp. (d)	30,633	285,500
		9,276,166
TOTAL MATERIALS		57,033,355
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	65,508	571,885
Atlantic Tele-Network, Inc.	6,896	455,274
Cincinnati Bell, Inc. (a)	154,792	530,937
Cogent Communications Group, Inc.	34,095	1,192,984
Consolidated Communications Holdings, Inc.	37,199	783,783
FairPoint Communications, Inc. (a)(d)	15,081	297,397
General Communications, Inc. Class A (a)	26,485	420,052
Globalstar, Inc. (a)(d)	201,569	522,064
Hawaiian Telcom Holdco, Inc. (a)(d)	8,075	212,696
IDT Corp. Class B	12,147	206,863
inContact, Inc. (a)(d)	44,479	460,358
Inteliquent, Inc.	23,748	451,449
Intelsat SA (a)(d)	19,735	248,464
Iridium Communications, Inc. (a)(d)	59,446	604,566
Lumos Networks Corp.	13,607	192,403
magicJack VocalTec Ltd. (a)(d)	12,119	78,774
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
ORBCOMM, Inc. (a)	40,204	$ 242,028
Premiere Global Services, Inc. (a)	34,878	356,104
Vonage Holdings Corp. (a)	128,773	596,219
		8,424,300
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	16,865	139,305
Leap Wireless International, Inc. rights (a)	29,000	73,080
NTELOS Holdings Corp. (d)	12,945	75,210
RingCentral, Inc. (a)	20,272	349,287
Shenandoah Telecommunications Co.	17,792	613,112
Spok Holdings, Inc.	16,054	302,217
		1,552,211
TOTAL TELECOMMUNICATION SERVICES		9,976,511
UTILITIES - 3.5%
Electric Utilities - 1.3%
Allete, Inc.	35,510	1,786,153
Cleco Corp.	43,901	2,386,019
El Paso Electric Co.	30,343	1,129,063
Empire District Electric Co. (d)	31,736	748,018
IDACORP, Inc.	37,144	2,240,898
MGE Energy, Inc.	25,543	1,059,524
NRG Yield, Inc. Class A (d)	17,532	862,574
Otter Tail Corp.	26,797	801,498
PNM Resources, Inc.	58,732	1,631,575
Portland General Electric Co. (d)	57,337	2,015,969
Spark Energy, Inc. Class A, (d)	2,028	25,350
UIL Holdings Corp.	41,529	2,071,467
Unitil Corp.	10,543	360,571
		17,118,679
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	10,726	512,488
Laclede Group, Inc.	31,582	1,640,053
New Jersey Resources Corp.	62,040	1,892,840
Northwest Natural Gas Co.	19,885	928,630
ONE Gas, Inc. (d)	38,253	1,605,478
Piedmont Natural Gas Co., Inc. (d)	57,132	2,139,022
South Jersey Industries, Inc.	24,412	1,287,733
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	34,076	$ 1,874,180
WGL Holdings, Inc.	38,124	2,097,201
		13,977,625
Independent Power and Renewable Electricity Producers - 0.7%
Abengoa Yield PLC (d)	20,937	709,974
Atlantic Power Corp. (d)	87,005	282,685
Black Hills Corp.	32,872	1,620,261
Dynegy, Inc. (a)	90,467	3,009,837
Ormat Technologies, Inc. (d)	24,142	883,356
Pattern Energy Group, Inc.	32,152	931,765
Terraform Power, Inc.	20,824	823,173
Vivint Solar, Inc. (d)	14,874	210,021
		8,471,072
Multi-Utilities - 0.2%
Avista Corp.	44,135	1,439,684
NorthWestern Energy Corp.	34,374	1,790,542
		3,230,226
Water Utilities - 0.2%
American States Water Co.	28,471	1,093,002
Artesian Resources Corp. Class A	6,062	130,575
California Water Service Group	35,298	842,563
Connecticut Water Service, Inc.	7,859	282,924
Middlesex Water Co.	11,729	267,069
SJW Corp.	11,381	332,894
York Water Co.	9,649	242,769
		3,191,796
TOTAL UTILITIES		45,989,398
TOTAL COMMON STOCKS (Cost $1,166,942,248)		1,301,068,382
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.2% 6/25/15 to 2/4/16 (e) (Cost $1,998,286)	$ 2,000,000	1,998,876
Money Market Funds - 23.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	12,247,843	$ 12,247,843
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	300,495,062	300,495,062
TOTAL MONEY MARKET FUNDS (Cost $312,742,905)		312,742,905
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $1,481,683,439)		1,615,810,163
NET OTHER ASSETS (LIABILITIES) - (23.6)%		(308,648,079)
NET ASSETS - 100%		$ 1,307,162,084
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 5,595,440	$ 38,387

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $660,257.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,296
Fidelity Securities Lending Cash Central Fund	2,945,555
Total	$ 2,962,851
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,221,865	$ 179,221,865	$ -	$ -
Consumer Staples	40,137,646	40,137,646	-	-
Energy	50,672,580	50,672,571	-	9
Financials	309,612,918	309,612,918	-	-
Health Care	198,956,036	198,914,601	-	41,435
Industrials	175,402,475	175,402,475	-	-
Information Technology	234,065,598	234,065,598	-	-
Materials	57,033,355	57,033,355	-	-
Telecommunication Services	9,976,511	9,903,431	-	73,080
Utilities	45,989,398	45,989,398	-	-
U.S. Government and Government Agency Obligations	1,998,876	-	1,998,876	-
Money Market Funds	312,742,905	312,742,905	-	-
Total Investments in Securities:	$ 1,615,810,163	$ 1,613,696,763	$ 1,998,876	$ 114,524
Derivative Instruments:
Assets
Futures Contracts	$ 38,387	$ 38,387	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 38,387	$ -
Total Value of Derivatives	$ 38,387	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $285,393,771) - See accompanying schedule: Unaffiliated issuers (cost $1,168,940,534)	$ 1,303,067,258
Fidelity Central Funds (cost $312,742,905)	312,742,905
Total Investments (cost $1,481,683,439)		$ 1,615,810,163
Receivable for investments sold		783,791
Receivable for fund shares sold		2,150,859
Dividends receivable		459,114
Distributions receivable from Fidelity Central Funds		306,152
Receivable from investment adviser for expense reductions		143,812
Other receivables		255
Total assets		1,619,654,146

Liabilities
Payable for investments purchased	$ 10,276,297
Payable for fund shares redeemed	1,183,869
Accrued management fee	167,572
Payable for daily variation margin for derivative instruments	295,825
Other affiliated payables	73,437
Collateral on securities loaned, at value	300,495,062
Total liabilities		312,492,062

Net Assets		$ 1,307,162,084
Net Assets consist of:
Paid in capital		$ 1,159,401,474
Undistributed net investment income		5,189,275
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,406,224
Net unrealized appreciation (depreciation) on investments		134,165,111
Net Assets		$ 1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($31,449,247 ÷ 1,845,040 shares)	$ 17.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($895,002,831 ÷ 52,434,494 shares)	$ 17.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($376,321,411 ÷ 22,042,206 shares)	$ 17.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,388,595 ÷ 257,051 shares)	$ 17.07

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Operations

	Year ended April 30, 2015

Investment Income
Dividends		$ 14,118,189
Interest		1,015
Income from Fidelity Central Funds (including $2,945,555 from security lending)		2,962,851
Total income		17,082,055

Expenses
Management fee	$ 1,672,282
Transfer agent fees	740,021
Independent trustees' compensation	4,619
Miscellaneous	1,604
Total expenses before reductions	2,418,526
Expense reductions	(1,442,060)	976,466
Net investment income (loss)		16,105,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,762,050
Foreign currency transactions	(285)
Futures contracts	1,799,305
Total net realized gain (loss)		32,561,070
Change in net unrealized appreciation (depreciation) on: Investment securities	57,397,760
Assets and liabilities in foreign currencies	(10)
Futures contracts	15,480
Total change in net unrealized appreciation (depreciation)		57,413,230
Net gain (loss)		89,974,300
Net increase (decrease) in net assets resulting from operations		$ 106,079,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2015	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,105,589	$ 7,924,604
Net realized gain (loss)	32,561,070	9,936,654
Change in net unrealized appreciation (depreciation)	57,413,230	54,094,962
Net increase (decrease) in net assets resulting from operations	106,079,889	71,956,220
Distributions to shareholders from net investment income	(13,224,854)	(4,986,490)
Distributions to shareholders from net realized gain	(26,203,371)	(6,296,385)
Total distributions	(39,428,225)	(11,282,875)
Share transactions - net increase (decrease)	319,856,572	623,676,829
Redemption fees	184,318	287,609
Total increase (decrease) in net assets	386,692,554	684,637,783

Net Assets
Beginning of period	920,469,530	235,831,747
End of period (including undistributed net investment income of $5,189,275 and undistributed net investment income of $3,307,629, respectively)	$ 1,307,162,084	$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.19	.18	.09
Net realized and unrealized gain (loss)	1.34	2.56	1.85	1.73
Total from investment operations	1.56	2.75	2.03	1.82
Distributions from net investment income	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.57)	(.29)J	(.23)K	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.05	$ 16.06	$ 13.59	$ 11.78
Total ReturnB, C	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36%	.36%	.36%A
Expenses net of fee waivers, if any	.23%	.23%	.29%	.31%A
Expenses net of all reductions	.23%	.23%	.29%	.31%A
Net investment income (loss)	1.30%	1.18%	1.54%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,449	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.21	.21	.10
Net realized and unrealized gain (loss)	1.34	2.57	1.84	1.73
Total from investment operations	1.58	2.78	2.05	1.83
Distributions from net investment income	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.59)	(.32)	(.24)J	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.08	$ 13.61	$ 11.79
Total ReturnB, C	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23%	.23%	.23%A
Expenses net of fee waivers, if any	.09%	.09%	.12%	.17%A
Expenses net of all reductions	.09%	.09%	.12%	.17%A
Net investment income (loss)	1.44%	1.32%	1.71%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 895,003	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.21	.22	.10
Net realized and unrealized gain (loss)	1.34	2.58	1.82	1.74
Total from investment operations	1.58	2.79	2.04	1.84
Distributions from net investment income	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.60)K	(.32)	(.24)J	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.09	$ 13.61	$ 11.80
Total ReturnB, C	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.07%	.07%	.10%	.13%A
Expenses net of all reductions	.07%	.07%	.10%	.13%A
Net investment income (loss)	1.46%	1.34%	1.73%	1.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,321	$ 263,061	$ 27,675	$ 574
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.21	.23	.10
Net realized and unrealized gain (loss)	1.33	2.58	1.81	1.75
Total from investment operations	1.58	2.79	2.04	1.85
Distributions from net investment income	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.09	$ 13.61	$ 11.80
Total ReturnB, C	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15%	.15%	.15%A
Expenses net of fee waivers, if any	.05%	.05%	.06%	.11%A
Expenses net of all reductions	.05%	.05%	.06%	.11%A
Net investment income (loss)	1.48%	1.36%	1.77%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,389	$ 3,654	$ 2,082	$ 574
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$ 1,229,491,964	$ 212,702,484	$ (43,229,395)	$ 169,473,089
Spartan Small Cap Index Fund	1,484,444,793	236,634,051	(105,268,681)	131,365,370

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 5,430,917	$ 4,541,821	$ 169,473,085
Spartan Small Cap Index Fund	8,391,658	8,003,582	131,365,370

The tax character of distributions paid was as follows:

April 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 14,453,695	$ 8,109,076	$ 22,562,771
Spartan Small Cap Index Fund	23,953,404	15,474,821	39,428,225
April 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 5,871,823	$ 1,785,972	$ 7,657,795
Spartan Small Cap Index Fund	8,797,191	2,485,684	11,282,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 129,168	$ 154
Totals (a)	$ 129,168	$ 154
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 1,799,305	$ 15,480
Totals (a)	$ 1,799,305	$ 15,480

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	680,542,734	75,514,464
Spartan Small Cap Index Fund	480,631,279	149,604,324

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 54,849
Fidelity Advantage Class	578,115
Institutional Class	28,376
$ 661,340
Spartan Small Cap Index Fund
Investor Class	$ 53,906
Fidelity Advantage Class	625,451
Institutional Class	60,664
$ 740,021

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 1,261
Spartan Small Cap Index Fund	1,604

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds

Annual Report

8. Security Lending - continued

and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 29,116
Fidelity Advantage Class	.08%	872,241
Institutional Class	.06%	114,650
Fidelity Advantage Institutional Class	.04%	12,223
Spartan Small Cap Index Fund
Investor Class	.23%	33,653
Fidelity Advantage Class	.09%	1,099,139
Institutional Class	.07%	305,065
Fidelity Advantage Institutional Class	.05%	4,071

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 13
Spartan Small Cap Index Fund	33

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 65
Spartan Small Cap Index Fund	99

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2015	2014
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 267,184	$ 74,958
Fidelity Advantage Class	8,493,921	3,809,814
Institutional Class	1,407,870	524,010
Fidelity Advantage Institutional Class	203,633	38,713
Total	$ 10,372,608	$ 4,447,495
From net realized gain
Investor Class	$ 359,992	$ 62,107
Fidelity Advantage Class	9,951,426	2,753,728
Institutional Class	1,618,192	367,797
Fidelity Advantage Institutional Class	260,553	26,668
Total	$ 12,190,163	$ 3,210,300
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 263,566	$ 121,693
Fidelity Advantage Class	9,350,412	3,732,923
Institutional Class	3,561,440	1,098,983
Fidelity Advantage Institutional Class	49,436	32,891
Total	$ 13,224,854	$ 4,986,490

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2015	2014
Spartan Small Cap Index Fund
From net realized gain
Investor Class	$ 590,532	$ 180,848
Fidelity Advantage Class	18,574,669	4,730,550
Institutional Class	6,943,378	1,344,444
Fidelity Advantage Institutional Class	94,792	40,543
Total	$ 26,203,371	$ 6,296,385

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended April 30,	2015	2014	2015	2014
Spartan Mid Cap Index Fund
Investor Class
Shares sold	3,107,833	1,975,682	$ 54,171,764	$ 29,876,609
Reinvestment of distributions	35,221	8,979	611,467	133,800
Shares redeemed	(2,077,791)	(1,432,371)	(36,647,729)	(21,248,784)
Net increase (decrease)	1,065,263	552,290	$ 18,135,502	$ 8,761,625
Fidelity Advantage Class
Shares sold	35,877,842	24,053,029	$ 626,263,361	$ 363,116,725
Reinvestment of distributions	1,041,055	430,910	18,074,336	6,463,596
Shares redeemed	(13,933,045)	(7,114,375)	(242,485,307)	(108,519,672)
Net increase (decrease)	22,985,852	17,369,564	$ 401,852,390	$ 261,060,649
Institutional Class
Shares sold	10,822,328	2,965,195	$ 191,270,897	$ 45,885,096
Reinvestment of distributions	174,319	59,718	3,026,062	891,807
Shares redeemed	(1,531,439)	(720,066)	(26,849,483)	(11,097,777)
Net increase (decrease)	9,465,208	2,304,847	$ 167,447,476	$ 35,679,126
Fidelity Advantage Institutional Class
Shares sold	1,370,744	228,342	$ 23,465,684	$ 3,279,459
Reinvestment of distributions	26,645	4,379	464,186	65,381
Shares redeemed	(259,364)	(43,759)	(4,603,539)	(684,268)
Net increase (decrease)	1,138,025	188,962	$ 19,326,331	$ 2,660,572

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2015	2014	2015	2014
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,465,432	2,738,219	$ 41,037,076	$ 42,850,558
Reinvestment of distributions	44,294	16,538	735,663	254,669
Shares redeemed	(1,972,969)	(2,041,094)	(33,019,680)	(32,230,267)
Net increase (decrease)	536,757	713,663	$ 8,753,059	$ 10,874,960
Fidelity Advantage Class
Shares sold	28,688,105	31,293,380	$ 473,838,250	$ 488,417,744
Reinvestment of distributions	1,617,830	525,763	26,899,193	8,101,146
Shares redeemed	(17,213,908)	(7,029,195)	(285,726,895)	(111,411,379)
Net increase (decrease)	13,092,027	24,789,948	$ 215,010,548	$ 385,107,511
Institutional Class
Shares sold	8,995,651	15,593,373	$ 150,584,472	$ 247,126,510
Reinvestment of distributions	631,755	156,951	10,504,818	2,443,427
Shares redeemed	(3,938,225)	(1,430,969)	(65,485,782)	(22,920,545)
Net increase (decrease)	5,689,181	14,319,355	$ 95,603,508	$ 226,649,392
Fidelity Advantage Institutional Class
Shares sold	54,450	113,729	$ 902,733	$ 1,682,596
Reinvestment of distributions	8,675	4,815	144,228	73,434
Shares redeemed	(33,238)	(44,393)	(557,504)	(711,064)
Net increase (decrease)	29,887	74,151	$ 489,457	$ 1,044,966

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/08/2015	06/05/2015	$0.04900	$0.074
Fidelity Advantage Class	06/08/2015	06/05/2015	$0.05989	$0.074
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	06/08/2015	06/05/2015	$0.05500	$0.144
Fidelity Advantage Class	06/08/2015	06/05/2015	$0.06552	$0.144

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$12,154,234
Spartan Small Cap Index Fund	$21,580,337

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	June 2014	December 2014
Spartan Mid Cap Index Fund
Investor Class	83%	61%
Fidelity Advantage Class	71%	57%
Spartan Small Cap Index Fund
Investor Class	41%	36%
Fidelity Advantage Class	36%	34%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund	June 2014	December 2014
Investor Class	87%	66%
Fidelity Advantage Class	75%	62%
Spartan Small Cap Index Fund
Investor Class	42%	38%
Fidelity Advantage Class	38%	37%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-SCX-ANN-0615
1.929312.103

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Small Cap Index Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,057.50	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.08%
Actual		$ 1,000.00	$ 1,058.90	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .40
Institutional Class	.06%
Actual		$ 1,000.00	$ 1,059.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.04%
Actual		$ 1,000.00	$ 1,059.10	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,046.90	$ 1.17
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 1,047.10	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,047.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,047.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2015	Past 1 year	Life of fund A
Institutional Class	13.24%	19.63%
Fidelity Advantage® Institutional Class	13.26%	19.65%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Spartan Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed near an all-time high for the 12 months ending April 30, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.98%. Growth stocks in the index strongly outperformed value names. The tech-heavy Nasdaq Composite Index® rose 21.52%, while the small-cap Russell 2000® Index advanced 9.71%, held back by growth and valuation worries early in the period. Among the 10 S&P 500® sectors, all except one notched a gain. Health care (+25%) led the way, driven by strong product innovation. Information technology (+21%) benefited from the rise of technology hardware & equipment stocks (+28%), especially shares of Apple (+51%). Consumer discretionary (+20%) gained amid rising personal spending. Energy (-10%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy, and it rose again in December amid sharply declining oil prices that hit the energy sector hard. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team: For the year, the fund's share classes performed roughly in line with the 13.30% advance of the benchmark, the Russell Midcap® Index. (For specific class-level results, please see the Performance section of this report.) The top individual contributor in absolute terms was Avago Technologies, a semiconductor company that reported strong earnings for its first fiscal quarter of 2015. Also adding value was video-on-demand provider Netflix, as big subscriber gains lifted the company's stock. Various health care stocks further contributed, led by biotechnology company Vertex Pharmaceuticals, health insurance benefits provider Cigna and pharmaceuticals distributor AmerisourceBergen. On the negative side, most of the biggest detractors in absolute terms were energy stocks, which was not surprising given the sharp drop seen in the price of oil during the reporting period. Stocks such as energy exploration companies Noble Energy (-28%) and Southwestern Energy, offshore drilling contractor Seadrill (-61%), and natural gas producer Chesapeake Energy (-41%) all faced meaningful challenges. Elsewhere, the fund was hurt by casino gaming operator Wynn Resorts, which struggled to manage a difficult business environment in the Chinese territory of Macau.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Mid Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Kroger Co.	0.5	0.5
Cigna Corp.	0.5	0.4
Netflix, Inc.	0.5	0.4
Avago Technologies Ltd.	0.4	0.3
Vertex Pharmaceuticals, Inc.	0.4	0.4
Cardinal Health, Inc.	0.4	0.4
Intuit, Inc.	0.4	0.4
McGraw Hill Financial, Inc.	0.4	0.4
Southwest Airlines Co.	0.4	0.4
Crown Castle International Corp.	0.4	0.4
	4.3
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	20.6
Consumer Discretionary	16.9	16.7
Information Technology	14.7	14.3
Industrials	12.6	12.9
Health Care	12.3	11.5
Materials	5.7	5.7
Consumer Staples	5.7	5.6
Utilities	5.7	6.1
Energy	4.8	5.4
Telecommunication Services	0.6	0.7

Annual Report

Spartan Mid Cap Index Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.8%
BorgWarner, Inc.	45,659	$ 2,703,013
Gentex Corp.	57,762	1,002,171
Lear Corp.	15,436	1,713,859
The Goodyear Tire & Rubber Co.	55,008	1,560,302
TRW Automotive Holdings Corp. (a)	21,864	2,297,032
Visteon Corp. (a)	8,739	886,135
		10,162,512
Automobiles - 0.6%
Harley-Davidson, Inc.	43,582	2,449,744
Tesla Motors, Inc. (a)(d)	18,930	4,279,127
Thor Industries, Inc.	9,117	548,570
		7,277,441
Distributors - 0.3%
Genuine Parts Co.	30,633	2,752,375
LKQ Corp. (a)	60,434	1,635,948
		4,388,323
Diversified Consumer Services - 0.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	18,704	313,947
DeVry, Inc.	12,275	371,196
Graham Holdings Co.	689	704,799
H&R Block, Inc.	54,120	1,636,589
Service Corp. International	42,355	1,172,386
ServiceMaster Global Holdings, Inc.	8,245	284,947
		4,483,864
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	8,026	246,639
Brinker International, Inc.	12,944	716,709
Chipotle Mexican Grill, Inc. (a)	6,189	3,845,473
Choice Hotels International, Inc.	7,082	423,999
Darden Restaurants, Inc.	24,852	1,584,812
Domino's Pizza, Inc.	11,094	1,196,488
Dunkin' Brands Group, Inc. (d)	19,284	1,004,889
Hilton Worldwide Holdings, Inc. (a)	26,505	767,585
Hyatt Hotels Corp. Class A (a)	8,013	465,155
Marriott International, Inc. Class A	41,747	3,341,847
MGM Mirage, Inc. (a)	74,467	1,574,977
Norwegian Cruise Line Holdings Ltd. (a)	17,745	860,810
Panera Bread Co. Class A (a)(d)	4,832	881,743
Restaurant Brands International, Inc.	40,134	1,636,665
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.	33,106	$ 2,253,194
SeaWorld Entertainment, Inc.	14,004	296,885
Six Flags Entertainment Corp.	14,448	679,345
Starwood Hotels & Resorts Worldwide, Inc.	35,602	3,059,992
Wendy's Co.	53,179	538,171
Wyndham Worldwide Corp.	23,816	2,033,886
Wynn Resorts Ltd.	16,190	1,798,223
		29,207,487
Household Durables - 1.7%
D.R. Horton, Inc.	64,435	1,636,649
Garmin Ltd. (d)	24,401	1,102,681
GoPro, Inc. Class A (d)	4,072	203,926
Harman International Industries, Inc.	13,562	1,768,214
Jarden Corp. (a)	38,262	1,958,249
Leggett & Platt, Inc.	27,584	1,171,492
Lennar Corp. Class A	35,577	1,629,427
Mohawk Industries, Inc. (a)	12,119	2,102,647
Newell Rubbermaid, Inc.	54,956	2,095,472
NVR, Inc. (a)	838	1,111,599
PulteGroup, Inc.	75,765	1,462,265
Taylor Morrison Home Corp. (a)	6,996	129,566
Tempur Sealy International, Inc. (a)	12,074	735,427
Toll Brothers, Inc. (a)	35,659	1,267,321
Tupperware Brands Corp. (d)	10,016	669,670
Whirlpool Corp.	15,475	2,717,410
		21,762,015
Internet & Catalog Retail - 1.2%
Expedia, Inc.	19,950	1,879,889
Groupon, Inc. Class A (a)(d)	95,304	659,504
Liberty Interactive Corp.:
(Venture Group) Series A (a)	28,332	1,180,878
Series A (a)	98,158	2,823,024
Liberty TripAdvisor Holdings, Inc. (a)	14,212	422,239
Netflix, Inc. (a)	11,931	6,639,602
TripAdvisor, Inc. (a)	22,233	1,789,534
zulily, Inc. Class A (a)(d)	2,267	28,258
		15,422,928
Leisure Products - 0.4%
Hasbro, Inc.	23,060	1,632,417
Mattel, Inc.	67,813	1,909,614
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Polaris Industries, Inc. (d)	13,148	$ 1,800,750
Vista Outdoor, Inc. (a)	12,313	538,817
		5,881,598
Media - 2.3%
AMC Networks, Inc. Class A (a)(d)	12,092	912,220
Cablevision Systems Corp. - NY Group Class A (d)	38,905	777,322
Charter Communications, Inc. Class A (a)	15,820	2,959,289
Cinemark Holdings, Inc.	22,992	980,149
Clear Channel Outdoor Holding, Inc. Class A (a)	7,391	84,110
Discovery Communications, Inc.:
Class A (a)(d)	45,361	1,467,882
Class C (non-vtg.) (a)	41,057	1,241,153
DISH Network Corp. Class A (a)	42,474	2,873,791
DreamWorks Animation SKG, Inc. Class A (a)(d)	14,628	381,206
Gannett Co., Inc.	45,404	1,558,265
Interpublic Group of Companies, Inc.	84,881	1,768,920
John Wiley & Sons, Inc. Class A	8,563	487,063
Liberty Broadband Corp.:
Class A (a)	4,617	250,426
Class C (a)	12,456	675,863
Liberty Media Corp.:
Class A (a)	19,194	736,666
Class C (a)	37,860	1,436,787
Lions Gate Entertainment Corp.	15,486	480,221
Live Nation Entertainment, Inc. (a)	28,763	720,801
Morningstar, Inc.	3,612	274,115
News Corp. Class A (a)	100,435	1,584,864
Omnicom Group, Inc.	48,764	3,694,361
Regal Entertainment Group Class A (d)	16,483	362,626
Scripps Networks Interactive, Inc. Class A (d)	19,163	1,338,727
Sirius XM Holdings, Inc. (a)	513,786	2,029,455
Starz Series A (a)(d)	17,475	687,292
The Madison Square Garden Co. Class A (a)	12,089	970,747
		30,734,321
Multiline Retail - 1.5%
Big Lots, Inc.	10,311	469,872
Dillard's, Inc. Class A	4,881	642,291
Dollar General Corp.	61,699	4,486,134
Dollar Tree, Inc. (a)	41,131	3,142,820
Family Dollar Stores, Inc.	18,811	1,469,892
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JC Penney Corp., Inc. (a)(d)	58,723	$ 487,401
Kohl's Corp.	41,562	2,977,917
Macy's, Inc.	67,898	4,388,248
Nordstrom, Inc.	27,762	2,097,697
Sears Holdings Corp. (a)(d)	5,247	209,565
		20,371,837
Specialty Retail - 4.0%
Aarons, Inc. Class A	13,011	442,374
Abercrombie & Fitch Co. Class A (d)	14,316	321,824
Advance Auto Parts, Inc.	14,559	2,081,937
Ascena Retail Group, Inc. (a)	26,099	391,224
AutoNation, Inc. (a)	13,743	845,882
AutoZone, Inc. (a)	6,496	4,369,599
Bed Bath & Beyond, Inc. (a)	34,704	2,445,244
Best Buy Co., Inc.	57,202	1,982,049
Cabela's, Inc. Class A (a)(d)	9,656	509,257
CarMax, Inc. (a)(d)	41,610	2,834,057
Chico's FAS, Inc.	29,760	501,754
CST Brands, Inc.	15,254	636,244
Dick's Sporting Goods, Inc.	18,964	1,028,987
DSW, Inc. Class A	15,016	544,630
Foot Locker, Inc.	29,120	1,731,184
GameStop Corp. Class A (d)	21,409	825,103
Gap, Inc.	50,095	1,985,766
GNC Holdings, Inc.	18,019	775,718
L Brands, Inc.	48,383	4,323,505
Michaels Companies, Inc.	5,602	144,868
Murphy U.S.A., Inc. (a)	9,469	618,610
O'Reilly Automotive, Inc. (a)	21,111	4,598,609
Penske Automotive Group, Inc.	8,465	413,177
Ross Stores, Inc.	42,227	4,175,406
Sally Beauty Holdings, Inc. (a)	32,098	1,001,779
Signet Jewelers Ltd.	16,018	2,148,494
Staples, Inc.	127,613	2,082,644
Tiffany & Co., Inc.	22,516	1,969,700
Tractor Supply Co.	27,643	2,378,957
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,838	1,939,693
Urban Outfitters, Inc. (a)	19,998	800,720
Williams-Sonoma, Inc.	18,490	1,359,570
		52,208,565
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	10,647	$ 1,063,209
Coach, Inc.	54,116	2,067,772
Deckers Outdoor Corp. (a)	6,667	493,358
Fossil Group, Inc. (a)	8,686	729,450
Hanesbrands, Inc.	79,358	2,466,447
Kate Spade & Co. (a)	25,007	817,729
Michael Kors Holdings Ltd. (a)	40,768	2,521,908
PVH Corp.	16,521	1,707,445
Ralph Lauren Corp.	11,794	1,573,438
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	34,508	2,676,095
VF Corp.	68,723	4,977,607
		21,094,458
TOTAL CONSUMER DISCRETIONARY		222,995,349
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	30,736	2,773,309
Coca-Cola Enterprises, Inc.	47,261	2,098,861
Constellation Brands, Inc. Class A (sub. vtg.) (a)	31,906	3,699,182
Dr. Pepper Snapple Group, Inc.	39,064	2,913,393
Molson Coors Brewing Co. Class B	26,801	1,970,142
Monster Beverage Corp. (a)	28,476	3,904,344
		17,359,231
Food & Staples Retailing - 1.0%
Kroger Co.	101,361	6,984,772
Rite Aid Corp. (a)	194,895	1,502,640
Sprouts Farmers Market LLC (a)	19,181	613,504
Whole Foods Market, Inc.	73,227	3,497,322
		12,598,238
Food Products - 2.3%
Bunge Ltd.	29,347	2,534,700
Campbell Soup Co.	34,244	1,531,049
ConAgra Foods, Inc.	83,942	3,034,503
Flowers Foods, Inc.	34,136	762,598
Hormel Foods Corp.	26,727	1,452,612
Ingredion, Inc.	14,810	1,175,914
Keurig Green Mountain, Inc.	28,175	3,278,725
McCormick & Co., Inc. (non-vtg.)	25,782	1,941,385
Mead Johnson Nutrition Co. Class A	40,214	3,857,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Pilgrim's Pride Corp. (d)	11,963	$ 295,486
Pinnacle Foods, Inc.	10,518	426,505
The Hain Celestial Group, Inc. (a)(d)	20,084	1,209,860
The Hershey Co.	29,804	2,739,584
The J.M. Smucker Co.	20,655	2,394,328
Tyson Foods, Inc. Class A	57,698	2,279,071
WhiteWave Foods Co. (a)	34,708	1,526,111
		30,439,758
Household Products - 0.5%
Church & Dwight Co., Inc.	27,240	2,211,071
Clorox Co.	25,492	2,704,701
Energizer Holdings, Inc.	12,388	1,692,449
Spectrum Brands Holdings, Inc.	4,181	382,269
		6,990,490
Personal Products - 0.2%
Avon Products, Inc.	86,145	703,805
Coty, Inc. Class A	12,368	295,719
Herbalife Ltd. (a)(d)	15,088	626,454
Nu Skin Enterprises, Inc. Class A	11,677	660,334
		2,286,312
Tobacco - 0.4%
Lorillard, Inc.	71,973	5,028,034
TOTAL CONSUMER STAPLES		74,702,063
ENERGY - 4.8%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (d)	12,856	429,133
Cameron International Corp. (a)	38,392	2,104,649
Diamond Offshore Drilling, Inc. (d)	13,236	443,009
Dresser-Rand Group, Inc. (a)	15,318	1,266,339
Dril-Quip, Inc. (a)	7,724	615,757
FMC Technologies, Inc. (a)	47,360	2,088,576
Frank's International NV (d)	6,118	127,254
Helmerich & Payne, Inc.	19,134	1,491,878
Nabors Industries Ltd.	58,333	974,161
Oceaneering International, Inc.	19,695	1,085,391
Oil States International, Inc. (a)	9,296	442,397
Patterson-UTI Energy, Inc.	28,544	637,958
Rowan Companies PLC (d)	24,233	513,497
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	12,401	$ 197,300
Seadrill Ltd. (d)	69,139	905,030
Seventy Seven Energy, Inc. (a)	8,186	41,502
Superior Energy Services, Inc.	30,892	787,746
Tidewater, Inc. (d)	9,449	261,643
Unit Corp. (a)	9,954	346,797
		14,760,017
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)(d)	11,348	502,830
Cabot Oil & Gas Corp.	83,244	2,815,312
Cheniere Energy, Inc. (a)	47,412	3,626,544
Chesapeake Energy Corp. (d)	105,444	1,662,852
Cimarex Energy Co.	17,448	2,170,531
Cobalt International Energy, Inc. (a)(d)	68,633	734,373
Concho Resources, Inc. (a)	23,946	3,033,000
CONSOL Energy, Inc. (d)	45,502	1,477,905
Continental Resources, Inc. (a)(d)	17,021	895,815
CVR Energy, Inc.	2,794	111,872
Denbury Resources, Inc. (d)	68,098	599,943
Energen Corp.	14,520	1,033,388
EP Energy Corp. (a)(d)	5,767	85,179
EQT Corp.	30,291	2,724,373
Golar LNG Ltd. (d)	9,811	353,147
Gulfport Energy Corp. (a)	19,130	936,222
HollyFrontier Corp.	39,731	1,540,768
Kosmos Energy Ltd. (a)	20,950	204,891
Laredo Petroleum, Inc. (a)(d)	23,057	364,301
Memorial Resource Development Corp.	10,018	202,263
Murphy Oil Corp.	35,686	1,699,010
Newfield Exploration Co. (a)	32,536	1,276,713
Noble Energy, Inc.	77,382	3,924,815
Oasis Petroleum, Inc. (a)	27,242	488,721
ONEOK, Inc.	41,621	2,001,970
PBF Energy, Inc. Class A	13,646	387,273
Peabody Energy Corp. (d)	51,387	243,061
QEP Resources, Inc.	36,515	821,588
Range Resources Corp.	32,754	2,081,844
Rice Energy, Inc. (a)	10,392	255,955
SandRidge Energy, Inc. (a)(d)	96,888	183,118
SM Energy Co.	13,256	768,450
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)(d)	76,860	$ 2,154,386
Targa Resources Corp.	9,665	1,014,535
Teekay Corp.	9,225	458,575
Tesoro Corp.	25,773	2,212,097
Ultra Petroleum Corp. (a)(d)	29,586	503,850
Whiting Petroleum Corp. (a)	41,194	1,561,665
World Fuel Services Corp.	14,242	790,431
WPX Energy, Inc. (a)	39,882	548,378
		48,451,944
TOTAL ENERGY		63,211,961
FINANCIALS - 20.7%
Banks - 2.9%
Associated Banc-Corp.	29,828	561,065
Bank of Hawaii Corp.	9,524	575,154
BankUnited, Inc.	20,165	662,622
BOK Financial Corp.	5,141	335,142
CIT Group, Inc.	36,182	1,629,275
Citizens Financial Group, Inc.	31,776	827,765
City National Corp.	9,348	871,234
Comerica, Inc.	35,762	1,695,476
Commerce Bancshares, Inc.	17,244	736,491
Cullen/Frost Bankers, Inc. (d)	10,512	766,745
East West Bancorp, Inc.	28,418	1,153,487
Fifth Third Bancorp	169,494	3,389,880
First Horizon National Corp.	46,101	656,939
First Niagara Financial Group, Inc.	69,809	634,913
First Republic Bank	27,443	1,599,652
Fulton Financial Corp.	35,633	433,297
Huntington Bancshares, Inc.	165,887	1,801,533
KeyCorp	176,677	2,552,983
M&T Bank Corp. (d)	26,199	3,135,234
PacWest Bancorp (d)	20,218	911,832
Popular, Inc. (a)	21,005	681,192
Regions Financial Corp.	275,538	2,708,539
Signature Bank (a)	10,117	1,356,589
SunTrust Banks, Inc.	106,054	4,401,241
SVB Financial Group (a)	10,108	1,341,938
Synovus Financial Corp.	27,787	768,588
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TCF Financial Corp.	32,829	$ 514,102
Zions Bancorporation	40,608	1,150,628
		37,853,536
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	10,998	2,486,978
Ameriprise Financial, Inc.	37,779	4,732,953
Artisan Partners Asset Management, Inc.	5,256	235,416
E*TRADE Financial Corp. (a)	57,590	1,658,016
Eaton Vance Corp. (non-vtg.)	23,774	976,636
Federated Investors, Inc. Class B (non-vtg.)	18,205	626,252
Interactive Brokers Group, Inc.	10,808	366,932
Invesco Ltd.	86,102	3,566,345
Lazard Ltd. Class A	24,670	1,308,250
Legg Mason, Inc.	20,383	1,073,165
LPL Financial (d)	17,687	715,793
Northern Trust Corp.	47,014	3,439,074
NorthStar Asset Management Group, Inc.	36,292	763,221
Raymond James Financial, Inc.	24,842	1,404,318
SEI Investments Co.	26,532	1,211,451
T. Rowe Price Group, Inc.	52,145	4,233,131
TD Ameritrade Holding Corp.	53,448	1,937,490
Waddell & Reed Financial, Inc. Class A	16,938	835,382
		31,570,803
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	53,563	1,172,494
Navient Corp.	80,353	1,570,098
Santander Consumer U.S.A. Holdings, Inc.	17,190	424,421
SLM Corp. (a)	84,006	856,021
Synchrony Financial (d)	25,334	789,154
		4,812,188
Diversified Financial Services - 1.6%
CBOE Holdings, Inc.	16,984	955,690
IntercontinentalExchange Group, Inc.	22,913	5,144,656
Leucadia National Corp.	73,880	1,756,128
McGraw Hill Financial, Inc.	54,135	5,646,281
Moody's Corp.	35,517	3,818,788
MSCI, Inc. Class A	23,282	1,424,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
The NASDAQ OMX Group, Inc.	23,443	$ 1,140,033
Voya Financial, Inc.	25,769	1,091,059
		20,977,261
Insurance - 4.3%
Alleghany Corp. (a)	3,291	1,558,354
Allied World Assurance Co.	19,519	803,012
American Financial Group, Inc.	14,540	918,928
American National Insurance Co.	1,494	149,490
Aon PLC	55,677	5,357,798
Arch Capital Group Ltd. (a)	25,562	1,551,102
Arthur J. Gallagher & Co.	33,440	1,599,435
Aspen Insurance Holdings Ltd.	12,078	564,405
Assurant, Inc.	14,216	873,715
Assured Guaranty Ltd.	30,699	797,867
Axis Capital Holdings Ltd.	20,030	1,042,762
Brown & Brown, Inc.	23,975	766,001
Cincinnati Financial Corp.	32,362	1,638,812
CNA Financial Corp.	5,315	214,195
Endurance Specialty Holdings Ltd. (d)	8,620	520,476
Erie Indemnity Co. Class A	4,783	395,793
Everest Re Group Ltd.	9,205	1,646,867
FNF Group	55,218	1,987,296
FNFV Group (a)	17,549	262,358
Genworth Financial, Inc. Class A (a)	98,309	864,136
Hanover Insurance Group, Inc.	9,248	634,135
Hartford Financial Services Group, Inc.	84,068	3,427,452
HCC Insurance Holdings, Inc.	19,818	1,128,833
Lincoln National Corp.	52,631	2,973,125
Loews Corp.	64,460	2,684,114
Markel Corp. (a)	2,787	2,064,164
MBIA, Inc. (a)	27,866	243,828
Mercury General Corp.	5,231	287,391
Old Republic International Corp.	54,425	832,158
PartnerRe Ltd.	9,311	1,191,808
Principal Financial Group, Inc.	58,755	3,003,556
ProAssurance Corp.	10,840	487,258
Progressive Corp.	117,652	3,136,602
Reinsurance Group of America, Inc.	13,572	1,243,467
RenaissanceRe Holdings Ltd.	9,071	929,687
StanCorp Financial Group, Inc.	8,587	618,951
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	26,333	$ 1,477,545
Unum Group	51,646	1,764,227
Validus Holdings Ltd.	17,153	717,510
W.R. Berkley Corp.	19,936	976,665
White Mountains Insurance Group Ltd.	1,224	827,387
XL Group PLC Class A	60,105	2,228,693
		56,391,358
Real Estate Investment Trusts - 8.4%
Alexandria Real Estate Equities, Inc.	14,165	1,308,563
American Campus Communities, Inc.	23,235	932,653
American Capital Agency Corp.	70,289	1,450,414
American Homes 4 Rent Class A	28,856	487,378
American Realty Capital Properties, Inc.	179,297	1,619,052
Annaly Capital Management, Inc.	188,320	1,896,382
Apartment Investment & Management Co. Class A	30,795	1,161,895
AvalonBay Communities, Inc.	25,802	4,240,301
BioMed Realty Trust, Inc.	41,354	858,096
Boston Properties, Inc.	30,482	4,033,073
Brandywine Realty Trust (SBI)	35,017	510,548
Brixmor Property Group, Inc.	10,310	241,770
Camden Property Trust (SBI)	16,826	1,263,296
CBL & Associates Properties, Inc.	33,470	602,795
Chimera Investment Corp.	41,352	628,137
Columbia Property Trust, Inc.	24,638	646,255
Communications Sales & Leasing, Inc. (a)	23,915	719,363
Corporate Office Properties Trust (SBI)	18,124	478,292
Corrections Corp. of America	23,843	877,184
Crown Castle International Corp.	66,316	5,539,375
DDR Corp. (d)	59,861	1,020,630
Digital Realty Trust, Inc.	27,072	1,716,636
Douglas Emmett, Inc.	28,534	813,219
Duke Realty LP	65,348	1,294,544
Equity Commonwealth (a)	25,420	640,838
Equity Lifestyle Properties, Inc.	17,228	909,983
Essex Property Trust, Inc.	12,488	2,771,712
Extra Space Storage, Inc.	22,804	1,503,468
Federal Realty Investment Trust (SBI)	13,305	1,778,479
Gaming & Leisure Properties	16,907	603,580
General Growth Properties, Inc.	112,682	3,087,487
HCP, Inc.	91,337	3,679,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.	69,343	$ 4,994,083
Healthcare Trust of America, Inc.	24,878	644,091
Home Properties, Inc.	11,185	822,769
Hospitality Properties Trust (SBI)	29,678	892,714
Host Hotels & Resorts, Inc.	150,929	3,039,710
Iron Mountain, Inc. (d)	37,043	1,277,613
Kilroy Realty Corp.	17,182	1,219,750
Kimco Realty Corp.	81,221	1,957,426
Lamar Advertising Co. Class A	15,814	916,579
Liberty Property Trust (SBI)	29,410	1,024,644
MFA Financial, Inc.	71,281	553,853
Mid-America Apartment Communities, Inc.	14,890	1,110,943
National Retail Properties, Inc.	26,114	1,002,778
NorthStar Realty Finance Corp.	55,391	1,039,135
Omega Healthcare Investors, Inc.	30,950	1,116,986
Outfront Media, Inc.	26,762	768,605
Paramount Group, Inc.	29,052	532,233
Piedmont Office Realty Trust, Inc. Class A	30,279	529,277
Plum Creek Timber Co., Inc. (d)	34,859	1,471,050
Post Properties, Inc.	11,121	635,788
Prologis, Inc.	99,451	3,997,930
Rayonier, Inc.	25,053	641,106
Realty Income Corp.	46,423	2,180,488
Regency Centers Corp.	18,414	1,156,031
Retail Properties America, Inc.	48,496	732,775
Senior Housing Properties Trust (SBI)	46,585	953,595
SL Green Realty Corp.	19,100	2,337,076
Spirit Realty Capital, Inc.	89,413	1,009,473
Starwood Property Trust, Inc.	47,517	1,140,883
Tanger Factory Outlet Centers, Inc.	18,327	615,421
Taubman Centers, Inc.	12,469	897,893
The Macerich Co.	31,452	2,571,516
Two Harbors Investment Corp.	72,128	757,344
UDR, Inc.	49,629	1,626,342
Urban Edge Properties	19,638	444,408
Ventas, Inc.	64,317	4,431,441
Vornado Realty Trust	37,316	3,861,833
Weingarten Realty Investors (SBI) (d)	24,614	806,355
Weyerhaeuser Co.	104,701	3,299,129
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
WP Carey, Inc.	19,721	$ 1,251,889
WP Glimcher, Inc.	35,692	535,380
		110,113,701
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	55,357	2,122,387
Forest City Enterprises, Inc. Class A (a)	32,561	773,649
Howard Hughes Corp. (a)	7,942	1,179,149
Jones Lang LaSalle, Inc.	8,911	1,479,761
Realogy Holdings Corp. (a)	29,274	1,387,880
		6,942,826
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	104,678	973,505
Nationstar Mortgage Holdings, Inc. (a)	5,103	128,085
New York Community Bancorp, Inc. (d)	88,622	1,523,412
Ocwen Financial Corp. (a)(d)	19,943	169,316
People's United Financial, Inc.	61,836	934,342
TFS Financial Corp.	14,341	209,665
		3,938,325
TOTAL FINANCIALS		272,599,998
HEALTH CARE - 12.3%
Biotechnology - 1.8%
Alkermes PLC (a)	28,891	1,599,695
Alnylam Pharmaceuticals, Inc. (a)	14,388	1,465,706
BioMarin Pharmaceutical, Inc. (a)	31,315	3,508,846
Incyte Corp. (a)	28,815	2,799,665
Intercept Pharmaceuticals, Inc. (a)(d)	2,837	717,222
Juno Therapeutics, Inc. (d)	1,944	83,087
Medivation, Inc. (a)	15,106	1,823,898
Myriad Genetics, Inc. (a)(d)	14,406	475,830
Pharmacyclics, Inc. (a)(d)	12,113	3,103,351
Seattle Genetics, Inc. (a)(d)	20,105	690,406
United Therapeutics Corp. (a)	9,587	1,530,948
Vertex Pharmaceuticals, Inc. (a)	47,065	5,802,173
		23,600,827
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	16,387	778,055
Align Technology, Inc. (a)	16,141	949,736
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	263,418	$ 4,694,109
C.R. Bard, Inc.	15,246	2,539,679
DENTSPLY International, Inc.	28,582	1,457,682
Edwards Lifesciences Corp. (a)	21,003	2,660,030
Hill-Rom Holdings, Inc.	11,067	552,686
Hologic, Inc. (a)	47,923	1,616,922
IDEXX Laboratories, Inc. (a)(d)	9,511	1,192,394
Intuitive Surgical, Inc. (a)	7,164	3,553,201
ResMed, Inc. (d)	27,664	1,768,836
Sirona Dental Systems, Inc. (a)	11,389	1,056,330
St. Jude Medical, Inc.	56,640	3,967,632
Teleflex, Inc.	8,164	1,003,845
The Cooper Companies, Inc.	9,424	1,678,132
Varian Medical Systems, Inc. (a)(d)	20,721	1,841,061
Zimmer Holdings, Inc.	33,465	3,675,796
		34,986,126
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	44,819	5,122,812
Brookdale Senior Living, Inc. (a)	33,978	1,231,023
Cardinal Health, Inc.	67,666	5,706,950
Catamaran Corp. (a)	41,168	2,444,489
Centene Corp. (a)	23,017	1,426,824
Cigna Corp.	53,402	6,656,025
Community Health Systems, Inc. (a)(d)	23,061	1,237,914
DaVita HealthCare Partners, Inc. (a)	35,430	2,873,373
Envision Healthcare Holdings, Inc. (a)	15,925	604,513
HCA Holdings, Inc. (a)	65,022	4,812,278
Health Net, Inc. (a)	15,862	835,134
Henry Schein, Inc. (a)	17,050	2,337,555
Humana, Inc.	30,809	5,101,970
Laboratory Corp. of America Holdings (a)	19,970	2,387,613
LifePoint Hospitals, Inc. (a)	8,814	659,992
MEDNAX, Inc. (a)	20,007	1,416,095
Omnicare, Inc.	19,501	1,715,698
Patterson Companies, Inc.	17,717	831,902
Premier, Inc. (a)	6,202	235,056
Quest Diagnostics, Inc.	28,846	2,060,181
Tenet Healthcare Corp. (a)	19,329	925,086
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	17,535	$ 2,050,718
VCA, Inc. (a)	16,392	835,500
		53,508,701
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	35,251	468,838
athenahealth, Inc. (a)(d)	7,485	918,110
Cerner Corp. (a)	59,381	4,264,150
IMS Health Holdings, Inc. (d)	14,640	403,918
Inovalon Holdings, Inc. Class A	4,897	123,649
Veeva Systems, Inc. Class A (a)(d)	7,407	196,656
		6,375,321
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	66,485	2,750,484
Bio-Rad Laboratories, Inc. Class A (a)	4,174	561,194
Bio-Techne Corp.	7,331	703,483
Bruker Corp. (a)	21,658	410,636
Charles River Laboratories International, Inc. (a)	9,586	662,968
Illumina, Inc. (a)	27,740	5,111,095
Mettler-Toledo International, Inc. (a)	5,818	1,844,364
PerkinElmer, Inc.	22,387	1,147,558
QIAGEN NV (a)	46,270	1,101,689
Quintiles Transnational Holdings, Inc. (a)	10,770	709,528
VWR Corp. (d)	5,918	157,064
Waters Corp. (a)	16,885	2,113,833
		17,273,896
Pharmaceuticals - 1.9%
Endo Health Solutions, Inc. (a)	35,439	2,979,180
Hospira, Inc. (a)	33,211	2,898,988
Jazz Pharmaceuticals PLC (a)	11,723	2,094,900
Mallinckrodt PLC (a)	22,573	2,554,812
Mylan N.V. (a)	74,408	5,376,722
Perrigo Co. PLC	28,033	5,137,888
Zoetis, Inc. Class A	99,695	4,428,452
		25,470,942
TOTAL HEALTH CARE		161,215,813
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	21,142	$ 1,264,080
Exelis, Inc.	37,222	912,683
Hexcel Corp.	19,397	972,760
Huntington Ingalls Industries, Inc.	9,855	1,296,819
KLX, Inc. (a)	10,340	433,349
L-3 Communications Holdings, Inc.	17,035	1,957,492
Orbital ATK, Inc.	11,672	853,924
Rockwell Collins, Inc.	26,937	2,621,778
Spirit AeroSystems Holdings, Inc. Class A (a)	24,062	1,224,515
Textron, Inc.	55,836	2,455,667
TransDigm Group, Inc.	10,532	2,234,153
Triumph Group, Inc.	10,278	608,869
Vectrus, Inc. (a)	2,060	52,654
		16,888,743
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	29,293	1,886,176
Expeditors International of Washington, Inc.	39,468	1,808,818
		3,694,994
Airlines - 1.0%
Alaska Air Group, Inc.	27,393	1,754,796
Copa Holdings SA Class A (d)	6,607	732,650
Southwest Airlines Co.	137,334	5,570,267
Spirit Airlines, Inc. (a)	14,489	992,062
United Continental Holdings, Inc. (a)	74,356	4,442,027
		13,491,802
Building Products - 0.6%
A.O. Smith Corp.	15,018	959,650
Allegion PlC	19,163	1,171,817
Armstrong World Industries, Inc. (a)	8,993	492,277
Fortune Brands Home & Security, Inc.	33,379	1,488,703
Lennox International, Inc.	8,738	925,878
Masco Corp.	71,338	1,889,744
Owens Corning	23,344	902,479
USG Corp. (a)	18,065	479,445
		8,309,993
Commercial Services & Supplies - 1.3%
ADT Corp.	34,967	1,314,759
Cintas Corp.	20,105	1,607,395
Clean Harbors, Inc. (a)(d)	12,277	678,304
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Copart, Inc. (a)	23,016	$ 818,679
Covanta Holding Corp.	20,988	425,847
KAR Auction Services, Inc.	27,718	1,031,387
Pitney Bowes, Inc.	40,294	901,377
R.R. Donnelley & Sons Co.	39,459	734,727
Republic Services, Inc.	52,413	2,129,540
Rollins, Inc.	18,639	462,247
Stericycle, Inc. (a)	16,939	2,260,171
Tyco International Ltd.	83,486	3,287,679
Waste Connections, Inc.	24,547	1,163,773
		16,815,885
Construction & Engineering - 0.5%
AECOM Technology Corp. (a)	30,148	951,471
Chicago Bridge & Iron Co. NV (d)	19,491	928,746
Fluor Corp.	29,761	1,789,827
Jacobs Engineering Group, Inc. (a)	26,005	1,114,574
KBR, Inc.	29,215	510,386
Quanta Services, Inc. (a)	42,436	1,226,825
		6,521,829
Electrical Equipment - 0.8%
Acuity Brands, Inc.	8,609	1,437,273
AMETEK, Inc.	49,002	2,568,685
Babcock & Wilcox Co.	21,939	709,068
Hubbell, Inc. Class B	11,729	1,276,467
Regal Beloit Corp.	9,015	704,973
Rockwell Automation, Inc.	27,642	3,278,341
SolarCity Corp. (a)(d)	8,357	501,838
		10,476,645
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	12,681	1,223,717
Roper Industries, Inc.	19,892	3,345,238
		4,568,955
Machinery - 3.6%
AGCO Corp.	17,580	905,546
Allison Transmission Holdings, Inc.	26,819	822,807
Colfax Corp. (a)(d)	18,896	937,053
Crane Co.	9,604	586,900
Donaldson Co., Inc.	28,366	1,060,037
Dover Corp.	33,260	2,518,447
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	27,495	$ 1,609,282
Graco, Inc.	12,226	875,626
IDEX Corp.	16,536	1,240,365
Ingersoll-Rand PLC	53,687	3,534,752
ITT Corp.	18,254	723,771
Joy Global, Inc.	20,218	862,096
Kennametal, Inc.	15,842	560,965
Lincoln Electric Holdings, Inc.	15,447	1,032,786
Manitowoc Co., Inc.	26,057	514,105
Middleby Corp. (a)	11,230	1,138,048
Navistar International Corp. (a)(d)	10,843	324,856
Nordson Corp.	12,859	1,024,219
Oshkosh Corp.	15,656	842,919
PACCAR, Inc.	70,599	4,613,645
Pall Corp.	21,686	2,110,482
Parker Hannifin Corp.	29,659	3,540,098
Pentair PLC	36,497	2,268,289
Snap-On, Inc.	11,593	1,733,733
SPX Corp.	8,216	632,632
Stanley Black & Decker, Inc.	30,972	3,056,936
Terex Corp.	21,943	602,555
Timken Co.	16,375	643,374
Toro Co.	11,201	750,915
Trinity Industries, Inc.	30,342	821,965
Valmont Industries, Inc.	4,940	622,539
WABCO Holdings, Inc. (a)	11,323	1,409,147
Wabtec Corp.	19,233	1,808,864
Xylem, Inc.	36,575	1,354,007
		47,083,761
Marine - 0.1%
Kirby Corp. (a)	11,265	884,640
Professional Services - 1.1%
Dun & Bradstreet Corp.	7,396	944,247
Equifax, Inc.	24,271	2,352,588
IHS, Inc. Class A (a)	13,584	1,704,384
Manpower, Inc.	15,894	1,356,235
Nielsen Holdings B.V.	56,173	2,524,415
Robert Half International, Inc.	27,484	1,523,988
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	12,814	$ 1,626,161
Verisk Analytics, Inc. (a)	33,078	2,482,173
		14,514,191
Road & Rail - 0.8%
AMERCO	1,467	472,433
Avis Budget Group, Inc. (a)	21,082	1,141,379
Con-way, Inc.	11,334	465,827
Genesee & Wyoming, Inc. Class A (a)	10,302	957,571
Hertz Global Holdings, Inc. (a)	88,393	1,842,110
J.B. Hunt Transport Services, Inc.	18,392	1,603,782
Kansas City Southern	22,006	2,255,395
Landstar System, Inc.	8,707	542,533
Old Dominion Freight Lines, Inc. (a)	12,327	876,820
Ryder System, Inc.	10,625	1,013,200
		11,171,050
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	20,604	795,933
Fastenal Co.	59,256	2,525,491
GATX Corp.	8,992	489,165
HD Supply Holdings, Inc. (a)	20,944	691,152
MRC Global, Inc. (a)	19,889	290,379
MSC Industrial Direct Co., Inc. Class A	9,203	653,965
Now, Inc. (d)	21,139	505,222
United Rentals, Inc. (a)	19,420	1,875,584
Veritiv Corp. (a)	1,433	56,946
W.W. Grainger, Inc. (d)	11,600	2,881,788
WESCO International, Inc. (a)(d)	8,940	644,932
		11,410,557
TOTAL INDUSTRIALS		165,833,045
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.0%
Arista Networks, Inc. (d)	1,125	72,011
Arris Group, Inc. (a)	24,986	841,404
Brocade Communications Systems, Inc.	86,583	978,388
CommScope Holding Co., Inc. (a)	12,186	359,609
EchoStar Holding Corp. Class A (a)	8,410	420,500
F5 Networks, Inc. (a)	15,120	1,844,942
Harris Corp.	21,288	1,708,149
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	44,795	$ 567,105
Juniper Networks, Inc.	81,252	2,147,490
Motorola Solutions, Inc.	37,296	2,228,436
Palo Alto Networks, Inc. (a)	10,917	1,612,659
		12,780,693
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	62,595	3,465,885
Arrow Electronics, Inc. (a)	19,925	1,189,722
Avnet, Inc.	27,595	1,176,375
AVX Corp.	8,279	114,002
CDW Corp.	17,494	670,370
Dolby Laboratories, Inc. Class A	9,672	389,395
FLIR Systems, Inc.	28,808	889,879
Ingram Micro, Inc. Class A (a)	30,522	767,934
IPG Photonics Corp. (a)(d)	6,717	594,992
Jabil Circuit, Inc.	40,105	903,165
Keysight Technologies, Inc. (a)	32,677	1,093,372
Knowles Corp. (a)(d)	16,714	320,407
National Instruments Corp.	19,930	569,998
Tech Data Corp. (a)(d)	7,499	422,719
Trimble Navigation Ltd. (a)	52,276	1,329,379
Vishay Intertechnology, Inc.	27,583	349,752
Zebra Technologies Corp. Class A (a)	10,028	923,378
		15,170,724
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,586	2,625,535
AOL, Inc. (a)	15,677	625,512
CoStar Group, Inc. (a)	6,337	1,295,473
Equinix, Inc.	11,291	2,889,706
HomeAway, Inc. (a)	18,031	503,966
IAC/InterActiveCorp	14,786	1,032,359
LendingClub Corp. (d)	12,486	217,881
LinkedIn Corp. Class A (a)	20,765	5,235,479
Pandora Media, Inc. (a)(d)	40,675	725,642
Rackspace Hosting, Inc. (a)	23,477	1,265,410
Twitter, Inc. (a)	102,589	3,996,867
VeriSign, Inc. (a)(d)	21,875	1,389,281
Yelp, Inc. (a)(d)	9,793	385,746
Zillow Group, Inc. (a)(d)	9,375	915,375
		23,104,232
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Alliance Data Systems Corp. (a)	11,705	$ 3,480,014
Amdocs Ltd.	31,958	1,759,927
Booz Allen Hamilton Holding Corp. Class A	14,904	409,860
Broadridge Financial Solutions, Inc.	23,698	1,277,796
Computer Sciences Corp.	28,971	1,867,181
CoreLogic, Inc. (a)	18,066	706,561
DST Systems, Inc.	5,482	630,869
Fidelity National Information Services, Inc.	57,390	3,586,301
Fiserv, Inc. (a)	49,396	3,833,130
FleetCor Technologies, Inc. (a)	16,508	2,655,972
Gartner, Inc. Class A (a)	16,939	1,405,598
Genpact Ltd. (a)	32,544	711,412
Global Payments, Inc.	13,604	1,364,209
Jack Henry & Associates, Inc.	16,985	1,129,672
Leidos Holdings, Inc.	12,704	528,995
Paychex, Inc.	64,702	3,130,930
Sabre Corp.	8,803	219,107
Teradata Corp. (a)(d)	29,062	1,278,437
The Western Union Co.	106,375	2,157,285
Total System Services, Inc.	33,566	1,327,871
Vantiv, Inc. (a)	24,734	967,099
VeriFone Systems, Inc. (a)	22,213	794,559
Xerox Corp.	220,447	2,535,141
		37,757,926
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(d)	122,270	276,330
Altera Corp.	62,413	2,601,374
Analog Devices, Inc.	62,534	3,867,103
Applied Materials, Inc.	242,306	4,795,236
Atmel Corp.	83,269	631,179
Avago Technologies Ltd.	49,701	5,809,053
Broadcom Corp. Class A	106,461	4,706,109
Cree, Inc. (a)(d)	22,061	698,892
First Solar, Inc. (a)	14,474	863,664
Freescale Semiconductor, Inc. (a)	20,742	810,805
KLA-Tencor Corp.	33,082	1,945,222
Lam Research Corp.	32,301	2,441,310
Linear Technology Corp.	47,424	2,187,669
Marvell Technology Group Ltd.	81,191	1,137,486
Maxim Integrated Products, Inc.	55,784	1,831,389
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. (d)	40,150	$ 1,913,348
NVIDIA Corp.	111,206	2,468,217
ON Semiconductor Corp. (a)	87,173	1,004,233
Skyworks Solutions, Inc.	37,672	3,475,242
SunEdison, Inc. (a)(d)	53,413	1,352,417
SunPower Corp. (a)(d)	8,838	284,495
Teradyne, Inc.	40,938	747,119
Xilinx, Inc.	53,543	2,321,624
		48,169,516
Software - 3.3%
Activision Blizzard, Inc.	98,700	2,251,841
ANSYS, Inc. (a)	18,647	1,600,658
Autodesk, Inc. (a)	45,376	2,578,718
CA Technologies, Inc.	63,986	2,032,835
Cadence Design Systems, Inc. (a)(d)	57,424	1,070,958
Citrix Systems, Inc. (a)	32,780	2,201,505
Electronic Arts, Inc. (a)	62,589	3,635,795
FactSet Research Systems, Inc.	8,458	1,331,205
FireEye, Inc. (a)(d)	17,982	742,657
Fortinet, Inc. (a)	27,256	1,028,641
Informatica Corp. (a)	20,771	998,462
Intuit, Inc.	56,486	5,667,240
NetSuite, Inc. (a)(d)	8,439	806,515
Nuance Communications, Inc. (a)	51,585	790,798
Parametric Technology Corp. (a)	23,407	897,424
Red Hat, Inc. (a)	37,694	2,836,850
Rovi Corp. (a)(d)	18,928	350,357
ServiceNow, Inc. (a)	28,743	2,151,701
SolarWinds, Inc. (a)	12,895	629,018
Solera Holdings, Inc.	13,571	658,465
Splunk, Inc. (a)	25,014	1,659,554
Symantec Corp.	138,020	3,440,149
Synopsys, Inc. (a)	31,089	1,457,452
Tableau Software, Inc. (a)	7,544	738,105
Workday, Inc. Class A (a)(d)	18,765	1,711,556
Zynga, Inc. (a)	140,083	343,203
		43,611,662
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp. (a)(d)	21,192	531,707
Diebold, Inc.	12,587	437,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Lexmark International, Inc. Class A (d)	11,994	$ 532,414
NCR Corp. (a)	33,397	916,414
NetApp, Inc.	62,474	2,264,683
SanDisk Corp.	42,460	2,842,272
Stratasys Ltd. (a)(d)	9,519	356,487
Western Digital Corp.	44,426	4,342,197
		12,223,824
TOTAL INFORMATION TECHNOLOGY		192,818,577
MATERIALS - 5.7%
Chemicals - 2.7%
Airgas, Inc.	14,872	1,506,236
Albemarle Corp. U.S.	22,841	1,363,608
Ashland, Inc.	13,837	1,748,443
Axalta Coating Systems	11,413	350,151
Cabot Corp.	13,028	556,817
Celanese Corp. Class A	31,075	2,062,137
CF Industries Holdings, Inc.	9,545	2,743,901
Cytec Industries, Inc.	14,479	800,544
Eastman Chemical Co.	30,081	2,292,774
FMC Corp.	26,199	1,553,863
Huntsman Corp.	40,208	926,794
International Flavors & Fragrances, Inc.	16,254	1,865,147
NewMarket Corp.	1,816	811,570
Platform Specialty Products Corp. (a)	18,368	494,834
Rayonier Advanced Materials, Inc. (d)	7,346	122,752
RPM International, Inc.	26,146	1,242,981
Sherwin-Williams Co.	15,965	4,438,270
Sigma Aldrich Corp.	23,398	3,250,450
The Mosaic Co.	66,772	2,937,968
The Scotts Miracle-Gro Co. Class A	8,909	574,720
Valspar Corp.	16,980	1,377,078
W.R. Grace & Co. (a)	15,253	1,475,270
Westlake Chemical Corp.	8,283	645,908
		35,142,216
Construction Materials - 0.3%
Eagle Materials, Inc.	9,972	831,565
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	12,199	$ 1,740,187
Vulcan Materials Co.	26,089	2,231,131
		4,802,883
Containers & Packaging - 1.2%
Aptargroup, Inc.	12,869	798,779
Avery Dennison Corp.	18,931	1,052,374
Ball Corp.	27,527	2,020,757
Bemis Co., Inc.	19,813	891,585
Crown Holdings, Inc. (a)	27,748	1,505,606
Greif, Inc. Class A	6,184	252,060
MeadWestvaco Corp.	33,156	1,618,013
Owens-Illinois, Inc. (a)	33,527	801,631
Packaging Corp. of America	19,703	1,363,251
Rock-Tenn Co. Class A	28,312	1,783,090
Sealed Air Corp.	42,598	1,942,469
Silgan Holdings, Inc.	8,382	451,538
Sonoco Products Co.	20,527	917,352
		15,398,505
Metals & Mining - 1.1%
Alcoa, Inc.	233,665	3,135,784
Allegheny Technologies, Inc.	21,336	725,211
Carpenter Technology Corp.	10,480	453,260
Cliffs Natural Resources, Inc. (d)	31,007	184,182
Compass Minerals International, Inc.	6,755	596,669
Newmont Mining Corp.	99,302	2,630,510
Nucor Corp.	63,653	3,110,086
Reliance Steel & Aluminum Co.	15,670	1,014,162
Royal Gold, Inc.	12,746	822,499
Steel Dynamics, Inc.	47,852	1,058,965
Tahoe Resources, Inc.	30,649	433,125
TimkenSteel Corp.	7,965	232,498
United States Steel Corp. (d)	28,716	689,758
		15,086,709
Paper & Forest Products - 0.4%
Domtar Corp.	12,392	535,582
International Paper Co.	86,459	4,644,577
		5,180,159
TOTAL MATERIALS		75,610,472
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.	201,249	$ 1,380,568
Level 3 Communications, Inc. (a)	55,215	3,088,727
Windstream Holdings, Inc.	19,929	232,771
Zayo Group Holdings, Inc.	4,249	112,811
		4,814,877
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	25,705	2,977,153
Telephone & Data Systems, Inc.	16,994	453,910
U.S. Cellular Corp. (a)(d)	2,532	93,507
		3,524,570
TOTAL TELECOMMUNICATION SERVICES		8,339,447
UTILITIES - 5.7%
Electric Utilities - 2.2%
Edison International	64,906	3,955,372
Entergy Corp.	35,799	2,762,967
Eversource Energy	63,187	3,080,998
FirstEnergy Corp.	83,736	3,006,960
Great Plains Energy, Inc.	30,890	808,700
Hawaiian Electric Industries, Inc.	21,482	672,387
ITC Holdings Corp.	31,222	1,123,992
OGE Energy Corp.	39,491	1,290,566
Pepco Holdings, Inc.	49,278	1,280,242
Pinnacle West Capital Corp.	21,703	1,328,224
PPL Corp.	132,306	4,502,373
Westar Energy, Inc.	26,501	997,763
Xcel Energy, Inc.	100,166	3,396,629
		28,207,173
Gas Utilities - 0.4%
AGL Resources, Inc.	23,418	1,177,223
Atmos Energy Corp.	19,867	1,072,818
National Fuel Gas Co.	16,712	1,077,088
Questar Corp.	36,334	851,669
UGI Corp.	33,919	1,180,720
		5,359,518
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. (a)	76,886	1,676,884
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
NRG Energy, Inc.	67,499	$ 1,703,675
The AES Corp.	142,982	1,894,512
		5,275,071
Multi-Utilities - 2.5%
Alliant Energy Corp.	22,351	1,351,565
Ameren Corp.	48,427	1,982,601
CenterPoint Energy, Inc.	86,038	1,804,217
CMS Energy Corp.	53,205	1,805,246
Consolidated Edison, Inc.	58,142	3,578,640
DTE Energy Co.	35,111	2,795,889
Integrys Energy Group, Inc.	15,821	1,156,515
MDU Resources Group, Inc.	38,031	847,711
NiSource, Inc.	62,601	2,718,135
Public Service Enterprise Group, Inc.	100,687	4,182,538
SCANA Corp.	27,864	1,476,235
Sempra Energy	48,628	5,162,835
TECO Energy, Inc.	48,384	916,877
Vectren Corp.	16,053	693,008
Wisconsin Energy Corp.	45,061	2,213,396
		32,685,408
Water Utilities - 0.2%
American Water Works Co., Inc.	35,315	1,925,374
Aqua America, Inc.	35,374	948,731
		2,874,105
TOTAL UTILITIES		74,401,275
TOTAL COMMON STOCKS (Cost $1,140,397,978)		1,311,728,000
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $998,415)	$ 1,000,000	998,876
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	14,107,795	$ 14,107,795
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	72,130,382	72,130,382
TOTAL MONEY MARKET FUNDS (Cost $86,238,177)		86,238,177
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $1,227,634,570)		1,398,965,053
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(83,390,808)
NET ASSETS - 100%		$ 1,315,574,245
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 3,441,950	$ 45,068

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $711,117.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,569
Fidelity Securities Lending Cash Central Fund	407,278
Total	$ 419,847
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 222,995,349	$ 222,995,349	$ -	$ -
Consumer Staples	74,702,063	74,702,063	-	-
Energy	63,211,961	63,211,961	-	-
Financials	272,599,998	272,599,998	-	-
Health Care	161,215,813	161,215,813	-	-
Industrials	165,833,045	165,833,045	-	-
Information Technology	192,818,577	192,818,577	-	-
Materials	75,610,472	75,610,472	-	-
Telecommunication Services	8,339,447	8,339,447	-	-
Utilities	74,401,275	74,401,275	-	-
U.S. Government and Government Agency Obligations	998,876	-	998,876	-
Money Market Funds	86,238,177	86,238,177	-	-
Total Investments in Securities:	$ 1,398,965,053	$ 1,397,966,177	$ 998,876	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,068	$ 45,068	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 45,068	$ -
Total Value of Derivatives	$ 45,068	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $69,818,282) - See accompanying schedule: Unaffiliated issuers (cost $1,141,396,393)	$ 1,312,726,876
Fidelity Central Funds (cost $86,238,177)	86,238,177
Total Investments (cost $1,227,634,570)		$ 1,398,965,053
Receivable for investments sold		1,269,544
Receivable for fund shares sold		3,361,078
Dividends receivable		552,889
Distributions receivable from Fidelity Central Funds		53,801
Receivable from investment adviser for expense reductions		121,797
Other receivables		1,177
Total assets		1,404,325,339

Liabilities
Payable for investments purchased	$ 15,402,769
Payable for fund shares redeemed	845,917
Accrued management fee	131,267
Payable for daily variation margin for derivative instruments	164,328
Other affiliated payables	76,431
Collateral on securities loaned, at value	72,130,382
Total liabilities		88,751,094

Net Assets		$ 1,315,574,245
Net Assets consist of:
Paid in capital		$ 1,136,128,424
Undistributed net investment income		4,508,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,561,605
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,375,547
Net Assets		$ 1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($35,791,023 ÷ 1,993,817 shares)	$ 17.95

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($986,563,927 ÷ 54,884,338 shares)	$ 17.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($268,052,414 ÷ 14,908,938 shares)	$ 17.98

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($25,166,881 ÷ 1,399,800 shares)	$ 17.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Mid Cap Index Fund
Financial Statements - continued

Statement of Operations

	Year ended April 30, 2015

Investment Income
Dividends		$ 13,439,175
Interest		513
Income from Fidelity Central Funds (including $407,278 from security lending)		419,847
Total income		13,859,535

Expenses
Management fee	$ 1,086,944
Transfer agent fees	661,340
Independent trustees' compensation	3,584
Miscellaneous	1,261
Total expenses before reductions	1,753,129
Expense reductions	(1,028,308)	724,821
Net investment income (loss)		13,134,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,835,411
Foreign currency transactions	(488)
Futures contracts	129,168
Total net realized gain (loss)		15,964,091
Change in net unrealized appreciation (depreciation) on: Investment securities	74,849,160
Assets and liabilities in foreign currencies	(4)
Futures contracts	154
Total change in net unrealized appreciation (depreciation)		74,849,310
Net gain (loss)		90,813,401
Net increase (decrease) in net assets resulting from operations		$ 103,948,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2015	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,134,714	$ 6,577,922
Net realized gain (loss)	15,964,091	3,526,115
Change in net unrealized appreciation (depreciation)	74,849,310	68,898,450
Net increase (decrease) in net assets resulting from operations	103,948,115	79,002,487
Distributions to shareholders from net investment income	(10,372,608)	(4,447,495)
Distributions to shareholders from net realized gain	(12,190,163)	(3,210,300)
Total distributions	(22,562,771)	(7,657,795)
Share transactions - net increase (decrease)	606,761,699	308,161,972
Redemption fees	23,788	40,938
Total increase (decrease) in net assets	688,170,831	379,547,602

Net Assets
Beginning of period	627,403,414	247,855,812
End of period (including undistributed net investment income of $4,508,669 and undistributed net investment income of $2,402,433, respectively)	$ 1,315,574,245	$ 627,403,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 13.66	$ 11.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.20	.18	.09
Net realized and unrealized gain (loss)	1.88	2.65	1.99	1.64
Total from investment operations	2.11	2.85	2.17	1.73
Distributions from net investment income	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.42)J	(.25)K	(.19)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.95	$ 16.26	$ 13.66	$ 11.68
Total ReturnB, C	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.33%	.33%	.33%	.33%A
Expenses net of fee waivers, if any	.22%	.22%	.25%	.26%A
Expenses net of all reductions	.22%	.22%	.25%	.26%A
Net investment income (loss)	1.31%	1.35%	1.56%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,791	$ 15,099	$ 5,140	$ 7,794
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.28	$ 13.68	$ 11.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.23	.21	.10
Net realized and unrealized gain (loss)	1.89	2.64	1.98	1.64
Total from investment operations	2.14	2.87	2.19	1.74
Distributions from net investment income	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.44)J	(.27)	(.20)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.28	$ 13.68	$ 11.69
Total ReturnB, C	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20%	.20%A
Expenses net of fee waivers, if any	.08%	.08%	.09%	.12%A
Expenses net of all reductions	.08%	.08%	.09%	.12%A
Net investment income (loss)	1.45%	1.49%	1.72%	1.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 986,564	$ 519,385	$ 198,767	$ 18,896
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.23	.21	.10
Net realized and unrealized gain (loss)	1.88	2.65	1.98	1.65
Total from investment operations	2.14	2.88	2.19	1.75
Distributions from net investment income	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.45)	(.27)	(.21)J	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.29	$ 13.68	$ 11.70
Total ReturnB, C	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.14%	.14%	.14%	.14%A
Expenses net of fee waivers, if any	.06%	.06%	.07%	.08%A
Expenses net of all reductions	.06%	.06%	.07%	.08%A
Net investment income (loss)	1.47%	1.51%	1.74%	1.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,052	$ 88,657	$ 42,952	$ 19,312
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.68	$ 11.70	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.26	.23	.22	.10
Net realized and unrealized gain (loss)	1.88	2.65	1.97	1.65
Total from investment operations	2.14	2.88	2.19	1.75
Distributions from net investment income	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.24)	(.11)	(.04)	-
Total distributions	(.45)J	(.27)	(.21)	(.05)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 17.98	$ 16.29	$ 13.68	$ 11.70
Total ReturnB, C	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net Assets E, H
Expenses before reductions	.12%	.12%	.12%	.12%A
Expenses net of fee waivers, if any	.04%	.04%	.05%	.06%A
Expenses net of all reductions	.04%	.04%	.05%	.06%A
Net investment income (loss)	1.49%	1.53%	1.77%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,167	$ 4,263	$ 996	$ 109
Portfolio turnover rateF	8%	7%	5%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2015	Past 1 year	Life of fund A
Institutional Class	9.92%	18.41%
Fidelity Advantage Institutional Class	9.94%	18.43%

A From September 8, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Spartan Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed near an all-time high for the 12 months ending April 30, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.98%. Growth stocks in the index strongly outperformed value names. The tech-heavy Nasdaq Composite Index® rose 21.52%, while the small-cap Russell 2000® Index advanced 9.71%, held back by growth and valuation worries early in the period. Among the 10 S&P 500® sectors, all except one notched a gain. Health care (+25%) led the way, driven by strong product innovation. Information technology (+21%) benefited from the rise of technology hardware & equipment stocks (+28%), especially shares of Apple (+51%). Consumer discretionary (+20%) gained amid rising personal spending. Energy (-10%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy, and it rose again in December amid sharply declining oil prices that hit the energy sector hard. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team: For the year, the fund's share classes performed roughly in line with the benchmark Russell 2000® Index. (For specific class-level results, please see the performance section of this report.) The strongest-performing industry in the index was pharmaceuticals, biotechnology & life sciences. Accordingly, many of the top contributors in absolute terms came from that group, including Intermune (+131%), Isis Pharmaceuticals (+113%), Dyax (+262%), Puma Biotechnology (+139%) and Bluebird Bio (+573%). Elsewhere, JetBlue Airways gained steadily amid a favorable backdrop for the airline industry, while office products retailer Office Depot saw its shares rise on media reports that the company could be acquired by its competitor Staples - a plan that was finally announced in February. In contrast, the biggest absolute detractor by far was GT Advanced Technologies, which filed for bankruptcy protection last fall and saw its shares return about -93% for the 12 months. Many of the biggest absolute detractors were energy stocks, which was not surprising given the sharp decline in the price of oil. Companies such as oil and gas producers Stone Energy (-65%) and Energy XXI (-81%) faced meaningful challenges.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Small Cap Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Qorvo, Inc.	0.5	0.4
Isis Pharmaceuticals, Inc.	0.4	0.3
JetBlue Airways Corp.	0.3	0.2
DexCom, Inc.	0.3	0.2
Office Depot, Inc.	0.3	0.2
Ultimate Software Group, Inc.	0.3	0.3
Brunswick Corp.	0.3	0.3
Graphic Packaging Holding Co.	0.3	0.2
Puma Biotechnology, Inc.	0.3	0.4
Cypress Semiconductor Corp.	0.3	0.1
	3.3
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	24.2
Information Technology	17.9	17.6
Health Care	15.2	13.9
Consumer Discretionary	13.7	13.0
Industrials	13.4	13.9
Materials	4.3	4.8
Energy	3.9	4.6
Utilities	3.5	3.5
Consumer Staples	3.1	3.1
Telecommunication Services	0.8	0.8

Annual Report

Spartan Small Cap Index Fund

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	49,597	$ 1,236,453
Cooper Tire & Rubber Co.	42,666	1,812,878
Cooper-Standard Holding, Inc. (a)	10,070	614,471
Dana Holding Corp.	124,599	2,687,600
Dorman Products, Inc. (a)(d)	19,817	928,030
Drew Industries, Inc.	17,398	985,945
Federal-Mogul Corp. Class A (a)	24,057	310,335
Fox Factory Holding Corp. (a)	8,056	122,612
Fuel Systems Solutions, Inc. (a)	10,300	114,330
Gentherm, Inc. (a)	25,948	1,368,238
Metaldyne Performance Group, Inc.	8,377	151,289
Modine Manufacturing Co. (a)	34,588	425,087
Motorcar Parts of America, Inc. (a)	13,101	382,942
Remy International, Inc.	22,796	507,211
Shiloh Industries, Inc. (a)	5,647	65,675
Spartan Motors, Inc.	25,117	118,301
Standard Motor Products, Inc.	14,575	550,935
Stoneridge, Inc. (a)	21,005	252,900
Strattec Security Corp.	2,565	192,555
Superior Industries International, Inc.	17,038	316,907
Tenneco, Inc. (a)	44,707	2,613,124
Tower International, Inc. (a)	15,210	393,331
		16,151,149
Automobiles - 0.0%
Winnebago Industries, Inc. (d)	20,125	416,789
Distributors - 0.3%
Core-Mark Holding Co., Inc.	16,904	891,010
Pool Corp.	33,131	2,149,871
VOXX International Corp. (a)(d)	14,099	134,363
Weyco Group, Inc.	5,041	143,669
		3,318,913
Diversified Consumer Services - 0.9%
2U, Inc. (a)(d)	7,366	196,009
American Public Education, Inc. (a)(d)	12,937	360,813
Ascent Capital Group, Inc. (a)(d)	10,064	402,963
Bridgepoint Education, Inc. (a)	12,768	111,975
Bright Horizons Family Solutions, Inc. (a)	21,521	1,082,076
Capella Education Co.	8,081	436,616
Career Education Corp. (a)	48,553	203,923
Carriage Services, Inc. (d)	11,672	275,926
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Chegg, Inc. (a)(d)	54,617	$ 405,804
Collectors Universe, Inc.	5,207	119,917
Grand Canyon Education, Inc. (a)	34,313	1,553,693
Houghton Mifflin Harcourt Co. (a)	80,233	1,834,126
ITT Educational Services, Inc. (a)(d)	16,211	85,594
K12, Inc. (a)	25,140	406,514
Liberty Tax, Inc.	2,561	70,940
LifeLock, Inc. (a)(d)	59,116	863,685
Regis Corp. (a)	32,535	537,478
Sotheby's Class A (Ltd. vtg.) (d)	44,800	1,913,408
Steiner Leisure Ltd. (a)	9,868	476,032
Strayer Education, Inc. (a)	8,073	409,463
Universal Technical Institute, Inc.	15,749	133,079
Weight Watchers International, Inc. (a)(d)	20,088	171,752
		12,051,786
Hotels, Restaurants & Leisure - 3.2%
Belmond Ltd. Class A (a)	71,152	876,593
Biglari Holdings, Inc. (a)	1,260	460,543
BJ's Restaurants, Inc. (a)(d)	15,919	745,009
Bloomin' Brands, Inc.	56,791	1,286,884
Bob Evans Farms, Inc. (d)	18,062	777,027
Boyd Gaming Corp. (a)	57,292	756,254
Bravo Brio Restaurant Group, Inc. (a)	11,307	166,552
Buffalo Wild Wings, Inc. (a)(d)	13,896	2,213,633
Caesars Acquisition Co. (a)(d)	33,801	212,270
Caesars Entertainment Corp. (a)(d)	37,379	354,727
Carrols Restaurant Group, Inc. (a)	25,575	231,198
Churchill Downs, Inc.	9,874	1,176,685
Chuy's Holdings, Inc. (a)(d)	11,892	268,997
ClubCorp Holdings, Inc.	16,219	355,034
Cracker Barrel Old Country Store, Inc.	14,032	1,858,959
Dave & Buster's Entertainment, Inc.	4,873	153,597
Del Frisco's Restaurant Group, Inc. (a)	17,506	353,096
Denny's Corp. (a)	63,968	665,907
Diamond Resorts International, Inc. (a)	25,847	827,362
DineEquity, Inc.	12,178	1,174,325
El Pollo Loco Holdings, Inc. (a)(d)	5,907	154,645
Empire Resorts, Inc. (a)(d)	11,695	63,387
Famous Dave's of America, Inc. (a)(d)	3,405	96,021
Fiesta Restaurant Group, Inc. (a)(d)	19,597	990,628
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Habit Restaurants, Inc. Class A	4,259	$ 141,058
Ignite Restaurant Group, Inc. (a)	4,521	15,914
International Speedway Corp. Class A	20,525	746,289
Interval Leisure Group, Inc.	29,141	722,405
Intrawest Resorts Holdings, Inc. (a)	10,181	102,624
Isle of Capri Casinos, Inc. (a)	15,595	221,761
Jack in the Box, Inc.	29,432	2,553,815
Jamba, Inc. (a)(d)	13,108	206,582
Krispy Kreme Doughnuts, Inc. (a)(d)	47,906	852,727
La Quinta Holdings, Inc.	32,685	787,055
Life Time Fitness, Inc. (a)	30,026	2,146,859
Marcus Corp.	13,180	255,297
Marriott Vacations Worldwide Corp.	19,662	1,616,413
Monarch Casino & Resort, Inc. (a)	6,664	121,951
Morgans Hotel Group Co. (a)	21,100	144,535
Nathan's Famous, Inc. (a)	2,367	97,378
Noodles & Co. (a)(d)	7,846	157,077
Papa John's International, Inc.	22,539	1,383,218
Papa Murphy's Holdings, Inc. (d)	4,597	78,287
Penn National Gaming, Inc. (a)(d)	58,002	932,672
Pinnacle Entertainment, Inc. (a)	43,614	1,603,251
Popeyes Louisiana Kitchen, Inc. (a)	17,343	965,658
Potbelly Corp. (a)(d)	10,795	162,033
Red Robin Gourmet Burgers, Inc. (a)	10,509	789,121
Ruby Tuesday, Inc. (a)(d)	44,340	322,795
Ruth's Hospitality Group, Inc.	26,762	389,387
Scientific Games Corp. Class A (a)(d)	37,397	473,820
Shake Shack, Inc. Class A (d)	4,301	295,694
Sonic Corp.	40,006	1,146,172
Speedway Motorsports, Inc.	8,525	195,223
Texas Roadhouse, Inc. Class A	51,259	1,722,302
The Cheesecake Factory, Inc. (d)	36,754	1,842,478
Vail Resorts, Inc.	26,575	2,636,506
Zoe's Kitchen, Inc. (d)	4,220	129,259
		42,176,949
Household Durables - 1.2%
Beazer Homes U.S.A., Inc. (a)	19,824	347,118
Cavco Industries, Inc. (a)	6,449	422,861
Century Communities, Inc. (d)	2,645	50,572
CSS Industries, Inc.	6,671	189,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dixie Group, Inc. (a)(d)	10,454	$ 102,763
Ethan Allen Interiors, Inc. (d)	18,516	448,458
Flexsteel Industries, Inc.	3,649	131,400
Helen of Troy Ltd. (a)	20,992	1,839,109
Hovnanian Enterprises, Inc. Class A (a)(d)	84,950	265,044
Installed Building Products, Inc. (a)	6,015	125,172
iRobot Corp. (a)(d)	21,691	703,222
KB Home	61,505	891,207
La-Z-Boy, Inc.	38,426	1,007,145
LGI Homes, Inc. (a)(d)	10,335	170,217
Libbey, Inc.	15,801	621,769
Lifetime Brands, Inc.	7,782	113,228
M.D.C. Holdings, Inc.	29,032	779,219
M/I Homes, Inc. (a)(d)	18,161	409,712
Meritage Homes Corp. (a)(d)	28,808	1,232,118
NACCO Industries, Inc. Class A	3,435	168,246
New Home Co. LLC (a)(d)	6,084	90,287
Ryland Group, Inc.	34,558	1,424,481
Skullcandy, Inc. (a)	14,441	156,107
Standard Pacific Corp. (a)(d)	106,444	862,196
TRI Pointe Homes, Inc. (a)	107,905	1,540,883
Turtle Beach Corp. (a)(d)	6,708	14,758
UCP, Inc. (a)	5,835	50,531
Universal Electronics, Inc. (a)	11,703	631,260
WCI Communities, Inc. (a)	8,682	201,857
William Lyon Homes, Inc. (a)(d)	12,670	274,306
		15,264,302
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	18,398	194,467
Blue Nile, Inc. (a)(d)	8,750	238,088
EVINE Live, Inc. (a)	30,869	183,979
FTD Companies, Inc. (a)(d)	13,988	399,218
Gaiam, Inc. Class A (a)	10,577	69,385
HSN, Inc.	24,394	1,522,673
Lands' End, Inc. (a)(d)	12,031	353,471
NutriSystem, Inc.	21,249	404,793
Orbitz Worldwide, Inc. (a)	37,840	443,485
Overstock.com, Inc. (a)(d)	8,370	179,704
PetMed Express, Inc. (d)	14,502	229,567
Shutterfly, Inc. (a)	28,376	1,270,110
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Travelport Worldwide Ltd. (d)	22,070	$ 349,368
Wayfair LLC Class A (d)	9,320	299,358
		6,137,666
Leisure Products - 0.5%
Arctic Cat, Inc.	9,548	338,859
Black Diamond, Inc. (a)(d)	16,465	148,350
Brunswick Corp.	68,047	3,405,072
Callaway Golf Co. (d)	57,381	555,448
Escalade, Inc.	7,143	128,503
JAKKS Pacific, Inc. (a)(d)	14,067	93,827
Johnson Outdoors, Inc. Class A	3,821	120,362
Leapfrog Enterprises, Inc. Class A (a)(d)	49,800	112,548
Malibu Boats, Inc. Class A (a)	6,033	127,719
Marine Products Corp.	8,528	60,549
Nautilus, Inc. (a)	22,916	385,218
Smith & Wesson Holding Corp. (a)	40,429	600,977
Sturm, Ruger & Co., Inc.	14,248	780,933
		6,858,365
Media - 1.4%
A.H. Belo Corp. Class A	15,055	100,718
AMC Entertainment Holdings, Inc. Class A	15,494	465,750
Carmike Cinemas, Inc. (a)	17,849	538,683
Central European Media Enterprises Ltd. Class A (a)(d)	52,972	145,673
Cinedigm Corp. (a)	52,016	43,173
Crown Media Holdings, Inc. Class A (a)	24,973	93,649
Cumulus Media, Inc. Class A (a)(d)	104,539	238,349
Daily Journal Corp. (a)(d)	787	158,195
Dex Media, Inc. (a)	11,861	31,194
E.W. Scripps Co. Class A (d)	40,129	934,604
Entercom Communications Corp. Class A (a)(d)	18,109	215,135
Entravision Communication Corp. Class A	41,677	272,568
Eros International PLC (a)(d)	16,071	284,296
Global Eagle Entertainment, Inc. (a)(d)	29,965	382,653
Gray Television, Inc. (a)	36,347	481,961
Harte-Hanks, Inc.	35,825	243,252
Hemisphere Media Group, Inc. (a)(d)	5,990	75,714
Journal Media Group, Inc. (a)	12,574	116,812
Lee Enterprises, Inc. (a)(d)	40,870	122,610
Loral Space & Communications Ltd. (a)	9,642	665,298
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,568	118,624
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	31,362	$ 656,720
Media General, Inc. (a)(d)	58,623	990,142
Meredith Corp. (d)	26,400	1,373,856
National CineMedia, Inc.	44,814	682,965
New Media Investment Group, Inc.	32,743	757,346
Nexstar Broadcasting Group, Inc. Class A	22,536	1,317,455
Radio One, Inc. Class D (non-vtg.) (a)(d)	16,243	57,988
ReachLocal, Inc. (a)(d)	7,875	22,050
Reading International, Inc. Class A (a)	12,456	165,914
Rentrak Corp. (a)(d)	7,334	347,632
Saga Communications, Inc. Class A	2,635	105,374
Salem Communications Corp. Class A	8,263	40,323
Scholastic Corp.	19,524	793,455
SFX Entertainment, Inc. (a)(d)	32,816	143,406
Sinclair Broadcast Group, Inc. Class A	50,528	1,548,178
Sizmek, Inc. (a)	16,547	115,167
The McClatchy Co. Class A (a)	43,705	60,750
The New York Times Co. Class A	101,904	1,364,495
Time, Inc.	81,092	1,851,330
Townsquare Media, Inc.	6,563	89,651
World Wrestling Entertainment, Inc. Class A (d)	21,455	287,926
		18,501,034
Multiline Retail - 0.2%
Burlington Stores, Inc. (a)	21,016	1,083,795
Fred's, Inc. Class A	27,206	458,965
The Bon-Ton Stores, Inc. (d)	10,523	75,450
Tuesday Morning Corp. (a)(d)	32,053	507,078
		2,125,288
Specialty Retail - 3.2%
Aeropostale, Inc. (a)	56,035	173,148
America's Car Mart, Inc. (a)(d)	5,613	288,171
American Eagle Outfitters, Inc.	142,926	2,273,953
ANN, Inc. (a)	34,490	1,305,791
Asbury Automotive Group, Inc. (a)	20,245	1,701,187
Barnes & Noble, Inc. (a)(d)	30,246	662,387
bebe stores, Inc.	21,338	70,629
Big 5 Sporting Goods Corp.	13,344	182,012
Boot Barn Holdings, Inc.	4,192	104,045
Brown Shoe Co., Inc.	32,078	952,717
Build-A-Bear Workshop, Inc. (a)(d)	8,948	164,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Christopher & Banks Corp. (a)	26,286	$ 156,139
Citi Trends, Inc. (a)	11,262	256,548
Conn's, Inc. (a)	20,310	568,071
Destination Maternity Corp.	9,985	117,723
Destination XL Group, Inc. (a)(d)	28,362	138,123
Express, Inc. (a)	61,854	1,008,220
Finish Line, Inc. Class A	35,389	868,092
Five Below, Inc. (a)(d)	39,911	1,345,799
Francesca's Holdings Corp. (a)	31,156	527,471
Genesco, Inc. (a)	17,578	1,188,097
Group 1 Automotive, Inc.	17,820	1,407,424
Guess?, Inc. (d)	45,280	829,077
Haverty Furniture Companies, Inc.	14,767	316,900
hhgregg, Inc. (a)(d)	8,437	48,260
Hibbett Sports, Inc. (a)(d)	19,059	891,961
Kirkland's, Inc. (a)	10,602	251,691
Lithia Motors, Inc. Class A (sub. vtg.)	16,804	1,675,863
Lumber Liquidators Holdings, Inc. (a)(d)	20,123	553,181
MarineMax, Inc. (a)	18,155	400,862
Mattress Firm Holding Corp. (a)(d)	11,015	650,766
Monro Muffler Brake, Inc. (d)	23,160	1,387,052
New York & Co., Inc. (a)	23,103	58,451
Office Depot, Inc. (a)	392,988	3,623,349
Outerwall, Inc. (d)	13,867	921,185
Pacific Sunwear of California, Inc. (a)	36,206	76,033
Pier 1 Imports, Inc.	69,360	877,404
Rent-A-Center, Inc.	38,753	1,147,089
Restoration Hardware Holdings, Inc. (a)(d)	22,847	1,968,726
Sears Hometown & Outlet Stores, Inc. (a)(d)	9,276	64,283
Select Comfort Corp. (a)	39,948	1,231,197
Shoe Carnival, Inc.	11,150	291,127
Sonic Automotive, Inc. Class A (sub. vtg.)	29,541	689,782
Sportsman's Warehouse Holdings, Inc. (d)	6,922	66,659
Stage Stores, Inc.	23,430	452,433
Stein Mart, Inc.	20,072	237,452
Systemax, Inc. (a)	8,556	89,410
The Buckle, Inc. (d)	20,737	929,018
The Cato Corp. Class A (sub. vtg.)	20,146	792,544
The Children's Place Retail Stores, Inc.	15,268	926,157
The Container Store Group, Inc. (a)(d)	12,430	226,972
The Men's Wearhouse, Inc.	35,273	1,996,099
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack (a)(d)	38,426	$ 351,982
Tile Shop Holdings, Inc. (a)(d)	20,250	262,643
Tilly's, Inc. (a)	7,648	102,024
Vitamin Shoppe, Inc. (a)(d)	22,651	948,624
West Marine, Inc. (a)	13,201	132,670
Winmark Corp.	1,733	155,987
Zumiez, Inc. (a)(d)	15,331	486,146
		41,571,718
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	20,087	1,259,455
Crocs, Inc. (a)(d)	58,183	768,016
Culp, Inc.	6,624	171,230
G-III Apparel Group Ltd. (a)	14,097	1,567,304
Iconix Brand Group, Inc. (a)(d)	35,360	930,322
Movado Group, Inc.	13,456	393,992
Oxford Industries, Inc.	10,691	849,400
Perry Ellis International, Inc. (a)(d)	8,984	214,897
Quiksilver, Inc. (a)(d)	99,846	165,744
Sequential Brands Group, Inc. (a)(d)	12,216	151,478
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	28,730	2,583,402
Steven Madden Ltd. (a)	42,868	1,672,709
Tumi Holdings, Inc. (a)(d)	37,304	872,541
Unifi, Inc. (a)	10,862	383,320
Vera Bradley, Inc. (a)	15,705	223,639
Vince Holding Corp. (a)	8,057	148,491
Wolverine World Wide, Inc.	74,584	2,291,966
		14,647,906
TOTAL CONSUMER DISCRETIONARY		179,221,865
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	6,129	1,518,766
Coca-Cola Bottling Co. Consolidated	3,423	386,799
Craft Brew Alliance, Inc. (a)(d)	7,990	105,069
National Beverage Corp. (a)	8,313	185,796
		2,196,430
Food & Staples Retailing - 0.9%
Andersons, Inc.	20,792	887,610
Casey's General Stores, Inc.	28,272	2,323,393
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)(d)	12,877	$ 234,490
Diplomat Pharmacy, Inc. (d)	12,802	458,568
Fairway Group Holdings Corp. (a)(d)	13,318	70,719
Fresh Market, Inc. (a)(d)	31,491	1,106,594
Ingles Markets, Inc. Class A	8,672	363,010
Liberator Medical Holdings, Inc.	22,471	63,368
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	6,480	170,554
PriceSmart, Inc. (d)	13,784	1,109,061
Roundy's, Inc. (a)(d)	29,232	147,329
Smart & Final Stores, Inc.	9,694	167,900
SpartanNash Co.	27,891	841,471
SUPERVALU, Inc. (a)	149,238	1,311,802
United Natural Foods, Inc. (a)(d)	36,413	2,456,421
Village Super Market, Inc. Class A	5,012	160,033
Weis Markets, Inc.	8,105	359,457
		12,231,780
Food Products - 1.5%
Alico, Inc.	2,093	97,890
B&G Foods, Inc. Class A	39,431	1,198,702
Boulder Brands, Inc. (a)(d)	45,038	429,663
Cal-Maine Foods, Inc. (d)	22,735	1,016,482
Calavo Growers, Inc.	10,582	535,978
Darling International, Inc. (a)	121,045	1,653,475
Dean Foods Co.	68,636	1,115,335
Diamond Foods, Inc. (a)	16,058	450,266
Farmer Brothers Co. (a)(d)	5,504	137,215
Fresh Del Monte Produce, Inc. (d)	25,367	936,803
Freshpet, Inc. (d)	8,812	191,044
Inventure Foods, Inc. (a)	10,549	102,853
J&J Snack Foods Corp.	10,908	1,138,032
John B. Sanfilippo & Son, Inc.	6,081	316,273
Lancaster Colony Corp.	13,540	1,213,996
Landec Corp. (a)(d)	20,158	286,445
Lifeway Foods, Inc. (a)	3,379	68,290
Limoneira Co. (d)	8,295	190,287
Omega Protein Corp. (a)	14,887	190,256
Post Holdings, Inc. (a)	38,336	1,799,492
Sanderson Farms, Inc. (d)	16,980	1,275,538
Seaboard Corp. (a)	209	752,400
Seneca Foods Corp. Class A (a)	6,902	198,916
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Snyders-Lance, Inc.	34,971	$ 1,032,694
Tootsie Roll Industries, Inc. (d)	14,090	436,508
TreeHouse Foods, Inc. (a)	30,902	2,511,097
		19,275,930
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,159	305,358
HRG Group, Inc. (a)	61,404	769,392
Oil-Dri Corp. of America	3,533	115,953
Orchids Paper Products Co.	6,260	134,527
WD-40 Co.	11,038	893,636
		2,218,866
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	18,757	263,911
Inter Parfums, Inc.	12,247	369,614
MediFast, Inc. (a)(d)	8,763	262,890
Nature's Sunshine Products, Inc.	8,345	108,568
Nutraceutical International Corp. (a)	6,295	122,753
Revlon, Inc. (a)	8,366	327,194
Synutra International, Inc. (a)	12,442	90,329
The Female Health Co. (d)	15,902	46,434
USANA Health Sciences, Inc. (a)	4,200	477,708
		2,069,401
Tobacco - 0.2%
22nd Century Group, Inc. (a)(d)	31,852	32,171
Alliance One International, Inc. (a)	66,233	87,428
Universal Corp. (d)	17,071	802,849
Vector Group Ltd. (d)	55,205	1,222,791
		2,145,239
TOTAL CONSUMER STAPLES		40,137,646
ENERGY - 3.9%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (a)	3,621	23,681
Basic Energy Services, Inc. (a)(d)	22,984	234,207
Bristow Group, Inc. (d)	26,296	1,633,770
C&J Energy Services Ltd. (a)(d)	33,854	590,752
Carbo Ceramics, Inc. (d)	14,620	646,643
Era Group, Inc. (a)	14,750	327,155
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc.	43,229	$ 1,602,499
FMSA Holdings, Inc. (d)	18,083	158,950
Forum Energy Technologies, Inc. (a)	44,169	1,027,371
Geospace Technologies Corp. (a)(d)	9,513	205,481
Glori Energy, Inc. (a)(d)	10,694	17,752
Gulf Island Fabrication, Inc.	10,486	138,310
Gulfmark Offshore, Inc. Class A (d)	18,498	277,655
Helix Energy Solutions Group, Inc. (a)	77,881	1,283,479
Hercules Offshore, Inc. (a)(d)	121,139	97,529
Hornbeck Offshore Services, Inc. (a)(d)	27,000	616,950
Independence Contract Drilling, Inc. (d)	7,473	57,243
ION Geophysical Corp. (a)	93,416	212,988
Key Energy Services, Inc. (a)	94,873	231,490
Matrix Service Co. (a)	19,165	421,055
McDermott International, Inc. (a)(d)	174,749	917,432
Mitcham Industries, Inc. (a)(d)	9,074	44,463
Natural Gas Services Group, Inc. (a)	9,034	229,012
Newpark Resources, Inc. (a)(d)	63,671	653,264
Nordic American Offshore Ltd. (d)	13,209	124,561
North Atlantic Drilling Ltd. (d)	53,627	82,586
Nuverra Environmental Solutions, Inc. (a)(d)	10,975	44,559
Parker Drilling Co. (a)(d)	88,037	330,139
PHI, Inc. (non-vtg.) (a)	9,190	287,923
Pioneer Energy Services Corp. (a)	45,347	337,835
Profire Energy, Inc. (a)	7,940	13,101
RigNet, Inc. (a)(d)	8,714	326,426
SEACOR Holdings, Inc. (a)(d)	13,648	991,664
Tesco Corp.	25,019	321,744
TETRA Technologies, Inc. (a)	57,867	417,800
U.S. Silica Holdings, Inc. (d)	39,589	1,478,649
Vantage Drilling Co. (a)(d)	150,163	59,840
Willbros Group, Inc. (a)	27,267	68,168
		16,534,126
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)	68,924	261,911
Adams Resources & Energy, Inc.	1,558	72,603
Alon U.S.A. Energy, Inc. (d)	18,924	304,487
Alpha Natural Resources, Inc. (a)(d)	160,419	129,939
American Eagle Energy Corp. (a)(d)	18,113	3,081
Amyris, Inc. (a)(d)	19,070	43,098
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	28,512	$ 250,050
Arch Coal, Inc. (a)(d)	153,804	149,836
Ardmore Shipping Corp.	13,587	163,452
Bill Barrett Corp. (a)(d)	35,990	417,484
Bonanza Creek Energy, Inc. (a)	29,018	799,736
Callon Petroleum Co. (a)	48,957	437,676
Carrizo Oil & Gas, Inc. (a)	37,810	2,107,151
Clayton Williams Energy, Inc. (a)(d)	4,361	242,777
Clean Energy Fuels Corp. (a)(d)	50,886	502,245
Cloud Peak Energy, Inc. (a)(d)	44,316	287,611
Comstock Resources, Inc. (d)	35,528	190,785
Contango Oil & Gas Co. (a)(d)	12,633	316,709
Delek U.S. Holdings, Inc.	43,753	1,615,361
DHT Holdings, Inc.	68,380	547,040
Diamondback Energy, Inc. (a)	32,423	2,677,167
Dorian Lpg Ltd.	5,948	78,870
Eclipse Resources Corp. (d)	22,042	139,526
Emerald Oil, Inc. (a)(d)	54,124	34,639
Energy XXI (Bermuda) Ltd. (d)	69,509	303,754
Evolution Petroleum Corp.	14,439	99,340
EXCO Resources, Inc. (d)	109,491	225,551
Frontline Ltd. (NY Shares) (a)(d)	52,412	134,175
FX Energy, Inc. (a)(d)	40,652	54,880
GasLog Ltd. (d)	30,809	686,733
Gastar Exploration, Inc. (a)	51,073	185,395
Goodrich Petroleum Corp. (a)	32,342	125,164
Green Plains, Inc.	27,563	858,312
Halcon Resources Corp. (a)(d)	188,385	280,694
Hallador Energy Co.	7,536	86,589
Harvest Natural Resources, Inc. (a)(d)	38,272	24,502
Isramco, Inc. (a)	605	74,748
Jones Energy, Inc. (a)(d)	10,760	110,398
Magnum Hunter Resources Corp. (a)(d)	147,484	322,990
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(d)	5,763	9
Matador Resources Co. (a)(d)	58,133	1,611,447
Midstates Petroleum Co., Inc. (a)(d)	22,141	25,462
Miller Energy Resources, Inc. (a)(d)	17,792	12,901
Navios Maritime Acquisition Corp.	59,510	226,733
Nordic American Tanker Shipping Ltd.	65,677	803,230
Northern Oil & Gas, Inc. (a)(d)	44,878	396,722
Pacific Ethanol, Inc. (a)(d)	17,359	207,614
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panhandle Royalty Co. Class A	10,154	$ 231,511
Parsley Energy, Inc. Class A (d)	39,222	680,109
PDC Energy, Inc. (a)(d)	29,267	1,660,610
Penn Virginia Corp. (a)(d)	48,639	324,909
Petroquest Energy, Inc. (a)(d)	44,341	118,834
Renewable Energy Group, Inc. (a)(d)	26,147	240,814
Resolute Energy Corp. (a)(d)	58,719	72,812
Rex American Resources Corp. (a)(d)	4,528	286,260
Rex Energy Corp. (a)(d)	35,728	178,640
Ring Energy, Inc. (a)(d)	14,894	180,813
Rosetta Resources, Inc. (a)(d)	54,349	1,240,788
RSP Permian, Inc. (a)(d)	18,604	539,888
Sanchez Energy Corp. (a)(d)	37,199	546,453
Scorpio Tankers, Inc.	120,304	1,123,639
SemGroup Corp. Class A	31,283	2,633,716
Ship Finance International Ltd. (NY Shares) (d)	43,403	684,031
Solazyme, Inc. (a)(d)	55,058	211,973
Stone Energy Corp. (a)	41,137	702,209
Swift Energy Co. (a)(d)	30,427	91,890
Synergy Resources Corp. (a)(d)	59,737	715,649
Teekay Tankers Ltd. (d)	59,410	374,283
TransAtlantic Petroleum Ltd. (a)	17,368	100,734
Triangle Petroleum Corp. (a)(d)	49,792	297,258
VAALCO Energy, Inc. (a)	34,766	85,872
Vertex Energy, Inc. (a)(d)	10,729	23,175
W&T Offshore, Inc. (d)	25,143	161,669
Warren Resources, Inc. (a)	54,082	58,409
Western Refining, Inc.	36,465	1,606,283
Westmoreland Coal Co. (a)	11,775	334,646
		34,138,454
TOTAL ENERGY		50,672,580
FINANCIALS - 23.7%
Banks - 7.9%
1st Source Corp.	11,026	343,129
American National Bankshares, Inc.	6,102	137,356
Ameris Bancorp	22,247	555,953
Ames National Corp.	6,959	173,557
Arrow Financial Corp.	8,042	209,575
Banc of California, Inc.	24,144	299,386
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BancFirst Corp.	5,215	$ 301,010
Banco Latinoamericano de Comercio Exterior SA Series E (d)	21,914	696,208
Bancorp, Inc., Delaware (a)	24,235	236,049
BancorpSouth, Inc.	70,791	1,713,850
Bank of Kentucky Financial Corp.	4,591	219,863
Bank of Marin Bancorp	4,222	212,873
Bank of the Ozarks, Inc.	62,476	2,421,570
Banner Bank	15,467	699,418
BBCN Bancorp, Inc.	59,052	837,948
Berkshire Hills Bancorp, Inc.	21,444	600,646
Blue Hills Bancorp, Inc. (a)	21,059	282,612
BNC Bancorp	14,619	266,797
Boston Private Financial Holdings, Inc.	59,078	776,876
Bridge Bancorp, Inc.	8,412	212,571
Bridge Capital Holdings (a)	7,310	197,736
Bryn Mawr Bank Corp.	12,072	363,246
C1 Financial, Inc.	2,112	39,537
Camden National Corp.	5,394	206,698
Capital Bank Financial Corp. Series A (a)	16,909	458,572
Capital City Bank Group, Inc.	7,888	110,984
Cardinal Financial Corp.	23,426	483,278
Cascade Bancorp (a)	22,535	108,619
Cathay General Bancorp	58,569	1,673,902
Centerstate Banks of Florida, Inc.	26,681	324,441
Central Pacific Financial Corp.	12,343	282,655
Century Bancorp, Inc. Class A (non-vtg.)	2,586	99,897
Chemical Financial Corp.	24,708	763,477
Citizens & Northern Corp.	8,818	174,949
City Holding Co. (d)	11,573	532,011
CNB Financial Corp., Pennsylvania	10,458	179,668
CoBiz, Inc.	26,710	320,787
Columbia Banking Systems, Inc.	42,050	1,248,885
Community Bank System, Inc.	30,240	1,056,888
Community Trust Bancorp, Inc.	11,304	362,632
CommunityOne Bancorp (a)	8,372	82,464
ConnectOne Bancorp, Inc.	16,787	322,646
CU Bancorp (a)	7,534	156,104
Customers Bancorp, Inc. (d)	18,731	472,209
CVB Financial Corp.	77,470	1,212,406
Eagle Bancorp, Inc. (a)	21,356	787,182
Enterprise Bancorp, Inc.	5,410	116,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Enterprise Financial Services Corp.	14,566	$ 299,040
FCB Financial Holdings, Inc. Class A	5,808	155,422
Fidelity Southern Corp.	11,842	198,946
Financial Institutions, Inc.	10,378	244,402
First Bancorp, North Carolina	14,527	235,773
First Bancorp, Puerto Rico (a)	76,129	457,535
First Busey Corp.	53,772	335,537
First Business Finance Services, Inc.	2,834	128,720
First Citizen Bancshares, Inc.	7,054	1,695,358
First Commonwealth Financial Corp.	69,373	625,744
First Community Bancshares, Inc.	11,982	200,818
First Connecticut Bancorp, Inc.	11,977	177,020
First Financial Bancorp, Ohio	42,487	733,326
First Financial Bankshares, Inc. (d)	47,216	1,367,375
First Financial Corp., Indiana	8,409	285,486
First Interstate Bancsystem, Inc.	13,236	358,166
First Merchants Corp.	26,380	595,397
First Midwest Bancorp, Inc., Delaware	55,491	948,896
First NBC Bank Holding Co. (a)	10,840	381,351
First of Long Island Corp.	8,670	216,923
FirstMerit Corp.	121,648	2,356,322
Flushing Financial Corp.	22,397	429,127
FNB Corp., Pennsylvania	128,355	1,703,271
German American Bancorp, Inc.	9,915	283,668
Glacier Bancorp, Inc.	54,849	1,444,723
Great Southern Bancorp, Inc.	7,691	303,179
Great Western Bancorp, Inc. (d)	13,377	292,555
Green Bancorp, Inc.	3,007	35,934
Guaranty Bancorp	10,896	171,503
Hampton Roads Bankshares, Inc. (a)	24,860	44,251
Hancock Holding Co.	60,692	1,766,744
Hanmi Financial Corp.	23,490	499,867
Heartland Financial U.S.A., Inc.	11,657	401,117
Heritage Commerce Corp.	14,900	132,759
Heritage Financial Corp., Washington	21,921	370,465
Heritage Oaks Bancorp	16,288	129,815
Hilltop Holdings, Inc. (a)	54,997	1,105,990
Home Bancshares, Inc.	39,817	1,309,183
HomeTrust Bancshares, Inc. (a)	15,464	241,857
Horizon Bancorp Industries	6,855	160,064
Hudson Valley Holding Corp.	10,818	267,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
IBERIABANK Corp.	23,127	$ 1,441,043
Independent Bank Corp.	16,446	217,745
Independent Bank Corp., Massachusetts	18,941	790,219
Independent Bank Group, Inc.	6,601	254,139
International Bancshares Corp.	39,750	1,032,705
Investors Bancorp, Inc.	262,207	3,104,531
Lakeland Bancorp, Inc.	28,296	321,160
Lakeland Financial Corp.	12,127	473,559
LegacyTexas Financial Group, Inc.	30,831	784,649
Macatawa Bank Corp.	18,834	98,879
MainSource Financial Group, Inc.	14,857	285,997
MB Financial, Inc.	48,881	1,472,785
Mercantile Bank Corp.	12,069	239,208
Merchants Bancshares, Inc.	3,997	117,752
Metro Bancorp, Inc.	10,253	262,887
Midsouth Bancorp, Inc.	6,414	83,190
MidWestOne Financial Group, Inc.	4,959	145,051
National Bank Holdings Corp.	25,636	487,084
National Bankshares, Inc. (d)	5,178	150,214
National Penn Bancshares, Inc.	90,974	946,130
NBT Bancorp, Inc.	33,335	805,040
NewBridge Bancorp	25,159	202,530
Northrim Bancorp, Inc.	4,949	123,329
OFG Bancorp	33,072	465,984
Old Line Bancshares, Inc.	6,009	96,505
Old National Bancorp, Indiana	86,739	1,184,855
Opus Bank	3,559	111,397
Pacific Continental Corp.	13,890	179,181
Pacific Premier Bancorp, Inc. (a)	14,884	233,083
Palmetto Bancshares, Inc.	3,351	60,821
Park National Corp. (d)	9,302	767,973
Park Sterling Corp.	31,944	214,025
Peapack-Gladstone Financial Corp.	10,833	226,735
Penns Woods Bancorp, Inc.	3,481	151,737
Peoples Bancorp, Inc.	11,236	260,563
Peoples Financial Services Corp.	5,448	214,052
Pinnacle Financial Partners, Inc.	26,199	1,248,382
Preferred Bank, Los Angeles	8,695	245,025
PrivateBancorp, Inc.	52,649	1,951,698
Prosperity Bancshares, Inc.	51,306	2,736,662
Renasant Corp.	23,184	688,797
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Republic Bancorp, Inc., Kentucky Class A	7,451	$ 177,185
Republic First Bancorp, Inc. (a)(d)	21,897	78,829
S&T Bancorp, Inc.	24,260	652,594
Sandy Spring Bancorp, Inc.	18,386	479,139
Seacoast Banking Corp., Florida (a)	13,815	192,857
ServisFirst Bancshares, Inc.	1,302	45,388
Sierra Bancorp	9,060	148,403
Simmons First National Corp. Class A	16,895	739,156
South State Corp.	17,639	1,194,513
Southside Bancshares, Inc.	18,687	510,529
Southwest Bancorp, Inc., Oklahoma	14,295	246,303
Square 1 Financial, Inc. Class A (a)	4,951	128,033
State Bank Financial Corp.	26,033	520,920
Sterling Bancorp (d)	66,870	867,973
Stock Yards Bancorp, Inc.	10,589	368,497
Stonegate Bank	7,310	209,358
Suffolk Bancorp	8,298	198,820
Sun Bancorp, Inc. (a)	6,438	121,871
Susquehanna Bancshares, Inc.	137,767	1,851,588
Talmer Bancorp, Inc. Class A	13,087	201,278
Texas Capital Bancshares, Inc. (a)	33,652	1,772,114
The First Bancorp, Inc.	6,717	112,040
Tompkins Financial Corp.	10,919	569,426
TowneBank	31,461	520,680
Trico Bancshares	16,645	388,161
TriState Capital Holdings, Inc. (a)	16,915	211,438
Triumph Bancorp, Inc.	5,276	70,804
Trustmark Corp.	49,443	1,176,743
UMB Financial Corp.	27,803	1,384,311
Umpqua Holdings Corp.	121,985	2,074,965
Union Bankshares Corp.	34,171	743,561
United Bankshares, Inc., West Virginia (d)	50,568	1,900,345
United Community Bank, Inc.	37,150	691,362
Univest Corp. of Pennsylvania	12,193	237,885
Valley National Bancorp (d)	166,003	1,565,408
Washington Trust Bancorp, Inc.	10,812	400,260
Webster Financial Corp.	66,312	2,375,959
WesBanco, Inc.	24,169	761,565
West Bancorp., Inc.	11,894	225,510
Westamerica Bancorp.	19,515	849,878
Western Alliance Bancorp. (a)	55,290	1,709,567
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Wilshire Bancorp, Inc.	51,665	$ 545,066
Wintrust Financial Corp.	34,094	1,661,742
Yadkin Financial Corp. (a)	14,724	289,768
		102,475,578
Capital Markets - 1.5%
Arlington Asset Investment Corp.	16,448	356,593
Ashford, Inc. (a)	582	58,055
BGC Partners, Inc. Class A	128,201	1,286,497
Calamos Asset Management, Inc. Class A	12,206	150,988
CIFI Corp.	3,577	26,828
Cohen & Steers, Inc.	14,236	538,975
Cowen Group, Inc. Class A (a)(d)	85,031	475,323
Diamond Hill Investment Group, Inc.	2,083	379,523
Evercore Partners, Inc. Class A	24,362	1,175,223
FBR & Co. (a)	5,936	127,387
Fifth Street Asset Management, Inc. Class A	4,149	45,763
Financial Engines, Inc. (d)	37,711	1,590,273
FXCM, Inc. Class A (d)	30,500	61,305
GAMCO Investors, Inc. Class A	4,678	361,656
Greenhill & Co., Inc.	20,848	824,538
HFF, Inc.	24,116	945,106
INTL FCStone, Inc. (a)	11,391	365,651
Investment Technology Group, Inc. (a)	25,575	728,632
Janus Capital Group, Inc.	109,945	1,968,016
KCG Holdings, Inc. Class A (a)	33,100	425,004
Ladenburg Thalmann Financial Services, Inc. (a)(d)	73,051	246,182
Manning & Napier, Inc. Class A	10,341	109,925
Medley Management, Inc. (d)	4,377	50,160
Moelis & Co. Class A	5,306	143,527
OM Asset Management Ltd.	17,767	343,969
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,354	175,687
Piper Jaffray Companies (a)	12,029	606,863
Pzena Investment Management, Inc.	8,186	75,311
RCS Capital Corp. Class A (d)	7,031	60,396
Safeguard Scientifics, Inc. (a)(d)	15,399	277,028
Silvercrest Asset Management Group Class A	4,004	62,422
Stifel Financial Corp. (a)	48,113	2,542,291
Virtus Investment Partners, Inc.	5,220	697,496
Walter Investment Management Corp. (a)(d)	27,413	482,743
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	5,282	$ 309,472
WisdomTree Investments, Inc. (d)	78,801	1,500,371
		19,575,179
Consumer Finance - 0.7%
Cash America International, Inc.	20,751	537,866
Consumer Portfolio Services, Inc. (a)	15,287	97,684
Credit Acceptance Corp. (a)(d)	4,718	1,114,392
Encore Capital Group, Inc. (a)(d)	19,010	768,764
Enova International, Inc. (a)(d)	18,803	348,044
EZCORP, Inc. (non-vtg.) Class A (a)(d)	37,121	341,513
First Cash Financial Services, Inc. (a)(d)	21,254	1,027,418
Green Dot Corp. Class A (a)(d)	22,879	368,352
J.G. Wentworth Co. (a)(d)	7,989	80,369
Nelnet, Inc. Class A	15,265	683,414
Nicholas Financial, Inc. (a)	7,372	93,108
PRA Group, Inc. (a)(d)	36,794	2,015,391
Regional Management Corp. (a)	7,928	128,037
Springleaf Holdings, Inc. (a)(d)	17,962	898,100
World Acceptance Corp. (a)(d)	5,799	490,711
		8,993,163
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	16,681	164,808
MarketAxess Holdings, Inc.	27,729	2,380,535
Marlin Business Services Corp.	6,002	119,860
NewStar Financial, Inc. (a)	19,425	223,388
On Deck Capital, Inc. (d)	8,471	163,067
PHH Corp. (a)(d)	37,389	939,212
PICO Holdings, Inc. (a)	16,677	300,353
Resource America, Inc. Class A	11,240	95,990
Tiptree Financial, Inc.	5,797	39,072
		4,426,285
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	33,179	763,449
American Equity Investment Life Holding Co.	54,614	1,471,847
Amerisafe, Inc.	13,640	616,392
AmTrust Financial Services, Inc. (d)	22,074	1,312,741
Argo Group International Holdings, Ltd.	21,070	1,032,219
Atlas Financial Holdings, Inc. (a)	8,442	155,755
Baldwin & Lyons, Inc. Class B	6,547	148,551
Citizens, Inc. Class A (a)(d)	32,007	180,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.	151,004	$ 2,567,068
Crawford & Co. Class B	20,397	166,643
Donegal Group, Inc. Class A	6,021	90,977
eHealth, Inc. (a)(d)	12,886	157,982
EMC Insurance Group	3,660	126,782
Employers Holdings, Inc.	23,170	565,580
Enstar Group Ltd. (a)	6,226	884,341
FBL Financial Group, Inc. Class A	7,107	414,125
Federated National Holding Co.	10,110	291,168
Fidelity & Guaranty Life	8,126	181,860
First American Financial Corp.	78,477	2,730,215
Global Indemnity PLC (a)	6,272	172,166
Greenlight Capital Re, Ltd. (a)	20,825	632,872
Hallmark Financial Services, Inc. (a)	10,785	119,498
HCI Group, Inc.	6,338	276,210
Heritage Insurance Holdings, Inc.	4,748	95,197
Horace Mann Educators Corp.	29,860	1,014,344
Independence Holding Co.	5,497	68,383
Infinity Property & Casualty Corp.	8,553	634,205
James River Group Holdings Ltd.	7,899	186,732
Kansas City Life Insurance Co.	2,718	121,984
Kemper Corp.	32,019	1,206,156
Maiden Holdings Ltd.	36,872	535,750
Meadowbrook Insurance Group, Inc.	36,315	310,130
Montpelier Re Holdings Ltd.	26,770	1,020,205
National General Holdings Corp.	26,050	503,807
National Interstate Corp.	5,015	140,520
National Western Life Insurance Co. Class A	1,649	395,117
Navigators Group, Inc. (a)	7,723	602,780
OneBeacon Insurance Group Ltd.	16,673	251,429
Patriot National, Inc.	6,181	83,258
Phoenix Companies, Inc. (a)(d)	4,192	142,989
Primerica, Inc.	38,063	1,759,272
RLI Corp.	31,627	1,570,597
Safety Insurance Group, Inc.	9,610	558,822
Selective Insurance Group, Inc.	41,241	1,111,033
State Auto Financial Corp.	11,283	266,504
State National Companies, Inc.	19,058	181,813
Stewart Information Services Corp.	15,892	580,058
Symetra Financial Corp.	55,480	1,317,650
Third Point Reinsurance Ltd. (a)	41,653	561,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Fire Group, Inc.	15,089	$ 450,708
United Insurance Holdings Corp.	12,203	202,936
Universal Insurance Holdings, Inc.	22,885	549,698
		31,482,519
Real Estate Investment Trusts - 8.8%
Acadia Realty Trust (SBI)	49,815	1,539,284
AG Mortgage Investment Trust, Inc.	21,180	407,080
Agree Realty Corp.	12,852	395,585
Alexanders, Inc.	1,547	667,097
Altisource Residential Corp. Class B	41,975	803,821
American Assets Trust, Inc.	26,329	1,047,894
American Capital Mortgage Investment Corp.	37,115	650,997
American Residential Properties, Inc. (a)(d)	23,741	445,381
Anworth Mortgage Asset Corp.	80,664	409,773
Apollo Commercial Real Estate Finance, Inc.	42,432	725,163
Apollo Residential Mortgage, Inc.	22,988	364,590
Ares Commercial Real Estate Corp.	21,193	240,541
Armada Hoffler Properties, Inc.	18,371	188,670
Armour Residential REIT, Inc.	261,194	783,582
Ashford Hospitality Prime, Inc.	18,819	294,706
Ashford Hospitality Trust, Inc.	58,491	529,928
Associated Estates Realty Corp.	42,148	1,201,218
Campus Crest Communities, Inc. (d)	47,934	303,422
Capstead Mortgage Corp. (d)	68,981	803,629
CareTrust (REIT), Inc.	20,447	255,383
CatchMark Timber Trust, Inc.	13,608	157,853
Cedar Shopping Centers, Inc.	62,734	438,511
Chambers Street Properties	174,377	1,307,828
Chatham Lodging Trust	28,083	776,214
Chesapeake Lodging Trust	43,849	1,392,206
Colony Financial, Inc.	78,813	2,042,045
CorEnergy Infrastructure Trust, Inc. (d)	33,677	228,667
Coresite Realty Corp.	15,466	743,605
Cousins Properties, Inc.	161,936	1,577,257
CubeSmart	119,015	2,745,676
CyrusOne, Inc.	33,391	1,084,540
CYS Investments, Inc.	118,571	1,057,653
DCT Industrial Trust, Inc.	60,337	1,993,534
DiamondRock Hospitality Co.	143,820	1,950,199
DuPont Fabros Technology, Inc.	46,929	1,461,838
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Dynex Capital, Inc.	40,531	$ 324,248
Easterly Government Properties, Inc.	10,126	159,485
EastGroup Properties, Inc.	22,932	1,311,710
Education Realty Trust, Inc.	34,133	1,147,551
Empire State Realty Trust, Inc.	66,992	1,205,856
EPR Properties	41,938	2,418,564
Equity One, Inc.	48,198	1,187,117
Excel Trust, Inc.	44,645	707,623
FelCor Lodging Trust, Inc.	105,672	1,174,016
First Industrial Realty Trust, Inc.	81,008	1,598,288
First Potomac Realty Trust (d)	42,725	458,012
Franklin Street Properties Corp.	65,786	776,933
Getty Realty Corp.	18,571	322,578
Gladstone Commercial Corp.	14,654	260,988
Government Properties Income Trust	50,256	1,047,335
Gramercy Property Trust, Inc.	42,097	1,150,932
Great Ajax Corp.	3,090	43,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,440	369,360
Hatteras Financial Corp.	70,380	1,271,063
Healthcare Realty Trust, Inc.	70,542	1,805,875
Hersha Hospitality Trust	148,068	952,077
Highwoods Properties, Inc. (SBI) (d)	66,016	2,841,329
Hudson Pacific Properties, Inc.	53,235	1,605,568
InfraReit, Inc.	16,929	528,016
Inland Real Estate Corp.	64,610	664,837
Invesco Mortgage Capital, Inc.	89,940	1,385,076
Investors Real Estate Trust	83,251	596,910
iStar Financial, Inc. (a)	62,582	847,360
Kite Realty Group Trust	24,224	634,669
LaSalle Hotel Properties (SBI)	82,122	3,013,056
Lexington Corporate Properties Trust	151,106	1,400,753
LTC Properties, Inc.	25,583	1,111,837
Mack-Cali Realty Corp.	65,204	1,170,412
Medical Properties Trust, Inc. (d)	152,750	2,135,445
Monmouth Real Estate Investment Corp. Class A	40,804	421,505
National Health Investors, Inc.	27,436	1,830,530
New Residential Investment Corp.	146,202	2,491,282
New York (REIT), Inc.	119,020	1,175,918
New York Mortgage Trust, Inc. (d)	76,621	598,410
One Liberty Properties, Inc.	9,167	206,074
Owens Realty Mortgage, Inc. (d)	7,787	104,969
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	58,273	$ 948,102
Pebblebrook Hotel Trust	52,405	2,250,271
Pennsylvania Real Estate Investment Trust (SBI) (d)	50,648	1,145,151
PennyMac Mortgage Investment Trust	54,134	1,134,107
Physicians Realty Trust	51,359	852,559
Potlatch Corp.	29,754	1,098,220
PS Business Parks, Inc. (d)	14,389	1,098,600
QTS Realty Trust, Inc. Class A	10,643	386,022
RAIT Financial Trust	60,274	390,576
Ramco-Gershenson Properties Trust (SBI)	57,466	1,004,506
Redwood Trust, Inc.	61,103	1,050,361
Resource Capital Corp.	95,232	419,973
Retail Opportunity Investments Corp.	66,496	1,115,803
Rexford Industrial Realty, Inc.	42,129	626,037
RLJ Lodging Trust	96,193	2,854,046
Rouse Properties, Inc.	27,440	479,377
Ryman Hospitality Properties, Inc.	31,826	1,834,451
Sabra Health Care REIT, Inc. (d)	43,429	1,297,659
Saul Centers, Inc.	7,189	361,750
Select Income (REIT)	27,080	627,985
Silver Bay Realty Trust Corp.	27,147	419,964
Sovran Self Storage, Inc.	26,025	2,273,024
Stag Industrial, Inc.	41,988	912,399
Starwood Waypoint Residential	28,732	739,562
Store Capital Corp.	23,296	489,216
Strategic Hotel & Resorts, Inc. (a)	196,304	2,296,757
Summit Hotel Properties, Inc.	63,247	832,963
Sun Communities, Inc.	35,231	2,186,436
Sunstone Hotel Investors, Inc.	150,889	2,350,851
Terreno Realty Corp.	31,683	674,214
The GEO Group, Inc.	53,350	2,080,650
Trade Street Residential, Inc.	13,577	94,632
UMH Properties, Inc.	17,410	175,319
Universal Health Realty Income Trust (SBI)	8,933	443,613
Urstadt Biddle Properties, Inc. Class A	20,651	428,508
Washington REIT (SBI)	49,289	1,218,424
Western Asset Mortgage Capital Corp.	30,624	447,417
Whitestone REIT Class B	17,940	263,718
		114,775,976
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	35,862	$ 1,451,694
Altisource Asset Management Corp. (a)(d)	1,019	228,256
Altisource Portfolio Solutions SA (a)(d)	9,620	233,285
AV Homes, Inc. (a)	8,227	129,822
Consolidated-Tomoka Land Co.	3,088	169,037
Forestar Group, Inc. (a)(d)	25,577	377,517
FRP Holdings, Inc. (a)	4,811	167,038
Kennedy-Wilson Holdings, Inc.	57,853	1,433,597
Marcus & Millichap, Inc. (a)	5,920	209,450
RE/MAX Holdings, Inc.	7,672	259,237
Tejon Ranch Co. (a)(d)	10,153	250,779
The St. Joe Co. (a)(d)	46,641	813,885
		5,723,597
Thrifts & Mortgage Finance - 1.7%
Anchor BanCorp Wisconsin, Inc.	4,746	171,615
Astoria Financial Corp.	64,359	847,608
Bank Mutual Corp.	33,486	240,764
BankFinancial Corp.	13,461	172,301
BBX Capital Corp. (a)	5,800	106,314
Beneficial Bancorp, Inc. (a)	23,535	273,006
BofI Holding, Inc. (a)(d)	11,075	1,016,796
Brookline Bancorp, Inc., Delaware	52,193	562,119
Capitol Federal Financial, Inc.	104,866	1,258,392
Charter Financial Corp.	12,478	149,362
Clifton Bancorp, Inc. (d)	19,414	265,001
Dime Community Bancshares, Inc.	25,456	405,260
Essent Group Ltd. (a)	32,628	814,069
EverBank Financial Corp.	67,064	1,245,378
Farmer Mac Class C (non-vtg.)	7,559	237,655
First Defiance Financial Corp.	7,134	249,690
First Financial Northwest, Inc.	9,644	114,764
Flagstar Bancorp, Inc. (a)	14,676	252,134
Fox Chase Bancorp, Inc.	9,740	161,976
HomeStreet, Inc. (a)	16,112	333,196
Kearny Financial Corp. (a)	10,070	134,334
Ladder Capital Corp. Class A	11,013	193,168
Lendingtree, Inc. (a)(d)	4,686	257,871
Meridian Bancorp, Inc. (a)	14,613	187,777
Meta Financial Group, Inc.	4,403	180,127
MGIC Investment Corp. (a)(d)	248,834	2,592,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NMI Holdings, Inc. (a)	36,961	$ 294,949
Northfield Bancorp, Inc.	34,818	502,424
Northwest Bancshares, Inc.	69,530	855,914
OceanFirst Financial Corp.	9,721	163,118
Oritani Financial Corp.	34,147	508,790
PennyMac Financial Services, Inc. (a)	9,578	180,833
Provident Financial Services, Inc.	44,772	805,896
Radian Group, Inc.	140,307	2,505,883
Stonegate Mortgage Corp. (a)(d)	10,773	115,702
Territorial Bancorp, Inc.	6,199	143,197
Trustco Bank Corp., New York	69,525	463,732
United Community Financial Corp.	38,451	207,251
United Financial Bancorp, Inc. New	35,771	456,080
Walker & Dunlop, Inc. (a)	12,721	243,480
Washington Federal, Inc. (d)	69,854	1,508,846
Waterstone Financial, Inc.	24,785	315,761
WSFS Financial Corp. (d)	6,537	465,238
		22,160,621
TOTAL FINANCIALS		309,612,918
HEALTH CARE - 15.2%
Biotechnology - 6.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	57,936	1,979,673
Acceleron Pharma, Inc. (a)(d)	12,080	334,012
Achillion Pharmaceuticals, Inc. (a)(d)	83,729	732,629
Acorda Therapeutics, Inc. (a)(d)	30,572	919,300
Actinium Pharmaceuticals, Inc. (a)(d)	17,603	44,360
Adamas Pharmaceuticals, Inc.	2,073	35,801
Aegerion Pharmaceuticals, Inc. (a)(d)	21,766	506,277
Agenus, Inc. (a)(d)	44,919	296,915
Agios Pharmaceuticals, Inc. (a)(d)	10,742	991,916
Akebia Therapeutics, Inc. (a)	8,251	63,285
Alder Biopharmaceuticals, Inc.	7,274	185,487
AMAG Pharmaceuticals, Inc. (a)(d)	19,081	972,559
Anacor Pharmaceuticals, Inc. (a)	24,234	1,276,889
Applied Genetic Technologies Corp. (a)	4,092	78,321
Ardelyx, Inc.	3,572	37,506
Arena Pharmaceuticals, Inc. (a)	177,947	775,849
ARIAD Pharmaceuticals, Inc. (a)(d)	120,778	1,047,145
Array BioPharma, Inc. (a)(d)	102,549	640,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Arrowhead Research Corp. (a)(d)	40,472	$ 279,257
Atara Biotherapeutics, Inc. (d)	4,993	206,960
Auspex Pharmaceuticals, Inc. (a)	7,626	769,387
Avalanche Biotechnologies, Inc. (a)	5,553	176,919
Bellicum Pharmaceuticals, Inc.	6,113	146,590
BioCryst Pharmaceuticals, Inc. (a)(d)	51,718	480,460
Biospecifics Technologies Corp. (a)	2,730	104,586
BioTime, Inc. (a)(d)	37,568	192,724
bluebird bio, Inc. (a)	18,152	2,417,665
Calithera Biosciences, Inc.	5,774	57,798
Cara Therapeutics, Inc. (a)	3,965	42,624
Celldex Therapeutics, Inc. (a)(d)	71,745	1,721,880
Cellular Dynamics International, Inc. (a)	6,964	115,045
Cepheid, Inc. (a)(d)	51,269	2,876,191
ChemoCentryx, Inc. (a)(d)	19,659	131,519
Chimerix, Inc. (a)	22,235	755,990
Clovis Oncology, Inc. (a)(d)	18,169	1,460,061
Coherus BioSciences, Inc.	5,682	123,697
CTI BioPharma Corp. (a)(d)	114,149	203,185
Cytokinetics, Inc. (a)	24,989	157,181
Cytori Therapeutics, Inc. (a)(d)	65,825	57,597
CytRx Corp. (a)(d)	40,270	176,785
Dicerna Pharmaceuticals, Inc. (a)	2,739	54,972
Dyax Corp. (a)	106,744	2,552,249
Dynavax Technologies Corp. (a)(d)	21,291	428,268
Eleven Biotherapeutics, Inc. (a)	4,678	55,388
Emergent BioSolutions, Inc. (a)(d)	21,646	642,670
Enanta Pharmaceuticals, Inc. (a)(d)	7,653	262,039
Epizyme, Inc. (a)(d)	11,284	184,042
Esperion Therapeutics, Inc. (a)	4,928	468,801
Exact Sciences Corp. (a)(d)	65,226	1,363,223
Exelixis, Inc. (a)(d)	142,643	366,593
FibroGen, Inc.	6,712	156,054
Five Prime Therapeutics, Inc. (a)	15,083	302,565
Flexion Therapeutics, Inc. (a)(d)	4,372	70,039
Foundation Medicine, Inc. (a)(d)	10,293	468,434
Galectin Therapeutics, Inc. (a)(d)	14,958	44,724
Galena Biopharma, Inc. (a)(d)	108,251	146,139
Genocea Biosciences, Inc. (a)	3,955	40,499
Genomic Health, Inc. (a)	12,521	338,943
Geron Corp. (a)(d)	114,893	415,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Halozyme Therapeutics, Inc. (a)(d)	75,793	$ 1,127,042
Heron Therapeutics, Inc. (a)	16,649	179,809
Hyperion Therapeutics, Inc. (a)	10,032	461,071
Idera Pharmaceuticals, Inc. (a)(d)	62,154	174,653
Immune Design Corp. (a)	5,308	119,058
ImmunoGen, Inc. (a)(d)	63,092	521,771
Immunomedics, Inc. (a)(d)	59,703	214,931
Infinity Pharmaceuticals, Inc. (a)(d)	35,982	455,892
Inovio Pharmaceuticals, Inc. (a)(d)	43,801	357,416
Insmed, Inc. (a)(d)	45,334	908,493
Insys Therapeutics, Inc. (a)	7,370	387,441
Intrexon Corp. (a)(d)	27,737	1,077,028
Invitae Corp. (d)	5,457	59,754
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	87,486	1,195,059
Isis Pharmaceuticals, Inc. (a)(d)	86,443	4,903,047
Karyopharm Therapeutics, Inc. (a)	10,968	297,891
Keryx Biopharmaceuticals, Inc. (a)(d)	74,566	794,874
Kindred Biosciences, Inc. (a)	9,074	61,885
Kite Pharma, Inc. (d)	6,930	349,133
KYTHERA Biopharmaceuticals, Inc. (a)(d)	14,539	635,209
Lexicon Pharmaceuticals, Inc. (a)(d)	180,208	180,208
Ligand Pharmaceuticals, Inc. Class B (a)(d)	14,419	1,119,491
Loxo Oncology, Inc.	2,976	33,807
Macrogenics, Inc. (a)	14,622	418,335
MannKind Corp. (a)(d)	167,835	720,012
Merrimack Pharmaceuticals, Inc. (a)(d)	72,100	800,310
MiMedx Group, Inc. (a)(d)	68,500	643,900
Mirati Therapeutics, Inc. (a)(d)	6,185	171,881
Momenta Pharmaceuticals, Inc. (a)(d)	37,565	655,509
NanoViricides, Inc. (a)(d)	34,107	58,664
Navidea Biopharmaceuticals, Inc. (a)(d)	108,697	146,741
Neuralstem, Inc. (a)(d)	49,886	84,307
Neurocrine Biosciences, Inc. (a)	62,097	2,116,887
NewLink Genetics Corp. (a)	14,537	648,350
Northwest Biotherapeutics, Inc. (a)(d)	32,251	253,493
Novavax, Inc. (a)(d)	197,083	1,523,452
Ohr Pharmaceutical, Inc. (a)(d)	17,007	47,790
OncoMed Pharmaceuticals, Inc. (a)(d)	9,120	218,698
Oncothyreon, Inc. (a)	65,289	97,934
Ophthotech Corp. (a)	10,115	458,007
Opko Health, Inc. (a)(d)	144,897	1,993,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Orexigen Therapeutics, Inc. (a)(d)	90,105	$ 591,990
Organovo Holdings, Inc. (a)(d)	45,235	205,367
Osiris Therapeutics, Inc. (a)(d)	14,472	219,540
Otonomy, Inc.	5,781	151,693
OvaScience, Inc. (a)(d)	12,641	312,802
PDL BioPharma, Inc. (d)	118,187	788,307
Peregrine Pharmaceuticals, Inc. (a)(d)	136,932	179,381
Portola Pharmaceuticals, Inc. (a)(d)	33,883	1,209,284
Progenics Pharmaceuticals, Inc. (a)(d)	51,418	254,519
Prothena Corp. PLC (a)(d)	22,612	732,855
PTC Therapeutics, Inc. (a)(d)	17,922	1,052,918
Puma Biotechnology, Inc. (a)	18,097	3,267,956
Radius Health, Inc. (a)	6,505	233,139
Raptor Pharmaceutical Corp. (a)	58,884	595,906
Receptos, Inc. (a)	16,132	2,376,889
Regado Biosciences, Inc. (a)	14,760	17,417
Regulus Therapeutics, Inc. (a)	11,115	139,493
Repligen Corp. (a)(d)	23,607	696,643
Retrophin, Inc. (a)	20,216	435,453
Rigel Pharmaceuticals, Inc. (a)	63,084	268,738
Sage Therapeutics, Inc.	4,706	249,418
Sangamo Biosciences, Inc. (a)(d)	50,004	618,549
Sarepta Therapeutics, Inc. (a)(d)	29,799	363,548
Spark Therapeutics, Inc.	5,899	337,836
Spectrum Pharmaceuticals, Inc. (a)(d)	48,002	271,211
Stemline Therapeutics, Inc. (a)(d)	11,279	156,665
Sunesis Pharmaceuticals, Inc. (a)	40,113	93,864
Synageva BioPharma Corp. (a)(d)	17,091	1,571,688
Synergy Pharmaceuticals, Inc. (a)(d)	73,672	257,852
Synta Pharmaceuticals Corp. (a)	59,306	133,439
T2 Biosystems, Inc.	4,332	67,016
TESARO, Inc. (a)(d)	15,679	854,035
TG Therapeutics, Inc. (a)	21,503	300,182
Threshold Pharmaceuticals, Inc. (a)(d)	42,585	150,751
Tokai Pharmaceuticals, Inc. (d)	4,568	45,680
Ultragenyx Pharmaceutical, Inc. (a)	5,709	322,159
Vanda Pharmaceuticals, Inc. (a)(d)	27,332	250,088
Verastem, Inc. (a)(d)	20,335	168,781
Versartis, Inc. (a)	5,814	99,303
Vitae Pharmaceuticals, Inc.	4,867	64,877
Vital Therapies, Inc. (d)	4,074	99,039
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Xencor, Inc. (a)	13,832	$ 196,691
XOMA Corp. (a)(d)	67,265	201,795
Zafgen, Inc.	5,666	176,326
ZIOPHARM Oncology, Inc. (a)(d)	66,663	587,301
		79,975,911
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc. (d)	16,456	1,053,184
Abiomed, Inc. (a)	29,349	1,855,444
Accuray, Inc. (a)(d)	56,317	457,857
Analogic Corp.	9,122	770,809
Angiodynamics, Inc. (a)	17,831	297,599
Anika Therapeutics, Inc. (a)(d)	10,663	363,822
Antares Pharma, Inc. (a)(d)	89,291	218,763
Atricure, Inc. (a)(d)	20,258	445,879
Atrion Corp.	1,101	357,660
Cantel Medical Corp.	24,847	1,112,897
Cardiovascular Systems, Inc. (a)	20,342	636,705
Cerus Corp. (a)(d)	70,289	312,083
CONMED Corp.	20,045	1,006,860
Cryolife, Inc.	21,281	217,066
Cyberonics, Inc. (a)(d)	19,653	1,197,064
Cynosure, Inc. Class A (a)(d)	16,504	551,564
Derma Sciences, Inc. (a)(d)	15,828	125,041
DexCom, Inc. (a)	55,081	3,721,823
Endologix, Inc. (a)(d)	49,572	771,340
Entellus Medical, Inc.	3,937	108,346
Exactech, Inc. (a)	7,046	153,955
Genmark Diagnostics, Inc. (a)(d)	30,760	295,296
Globus Medical, Inc. (a)	48,221	1,152,000
Greatbatch, Inc. (a)	18,436	994,069
Haemonetics Corp. (a)	38,283	1,551,610
HeartWare International, Inc. (a)(d)	12,462	943,498
ICU Medical, Inc. (a)	9,847	830,791
Inogen, Inc. (a)	3,695	135,754
Insulet Corp. (a)	40,687	1,214,507
Integra LifeSciences Holdings Corp. (a)(d)	18,304	1,075,909
Invacare Corp.	23,608	473,813
K2M Group Holdings, Inc.	6,811	143,099
LDR Holding Corp. (a)(d)	12,344	417,844
Masimo Corp. (a)	32,830	1,108,341
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	30,800	$ 545,776
Merit Medical Systems, Inc. (a)	31,602	613,395
Natus Medical, Inc. (a)	23,604	890,107
Neogen Corp. (a)(d)	26,890	1,197,681
Nevro Corp. (d)	5,888	265,078
NuVasive, Inc. (a)	34,300	1,534,239
NxStage Medical, Inc. (a)(d)	45,124	827,123
Ocular Therapeutix, Inc. (d)	4,071	89,358
OraSure Technologies, Inc. (a)	40,466	254,936
Orthofix International NV (a)	13,577	438,673
Oxford Immunotec Global PLC (a)(d)	12,094	160,487
PhotoMedex, Inc. (a)(d)	7,749	15,963
Quidel Corp. (a)	21,028	489,952
Rockwell Medical Technologies, Inc. (a)(d)	34,608	336,044
Roka Bioscience, Inc. (a)	3,328	9,751
RTI Biologics, Inc. (a)	41,203	230,737
Second Sight Medical Products, Inc. (d)	2,803	32,571
Sientra, Inc.	4,461	77,978
Staar Surgical Co. (a)(d)	27,762	245,694
Steris Corp.	43,356	2,883,174
SurModics, Inc. (a)	9,510	239,842
Symmetry Surgical, Inc. (a)	6,925	53,530
Tandem Diabetes Care, Inc. (a)	7,934	105,919
The Spectranetics Corp. (a)(d)	30,530	783,095
Thoratec Corp. (a)	39,460	1,582,741
Tornier NV (a)	26,094	675,052
TransEnterix, Inc. (a)(d)	19,505	73,339
TriVascular Technologies, Inc.	5,214	38,062
Unilife Corp. (a)(d)	92,285	309,155
Utah Medical Products, Inc.	2,913	157,040
Vascular Solutions, Inc. (a)	12,619	404,565
Veracyte, Inc. (a)(d)	4,858	44,451
West Pharmaceutical Services, Inc.	51,899	2,765,179
Wright Medical Group, Inc. (a)(d)	36,744	932,195
Zeltiq Aesthetics, Inc. (a)(d)	21,407	657,195
		46,032,369
Health Care Providers & Services - 2.6%
AAC Holdings, Inc.	4,154	143,978
Acadia Healthcare Co., Inc. (a)(d)	31,430	2,152,955
Aceto Corp.	21,406	414,848
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Addus HomeCare Corp. (a)	4,760	$ 127,758
Adeptus Health, Inc. Class A (d)	4,184	265,558
Air Methods Corp. (a)(d)	28,712	1,312,138
Alliance Healthcare Services, Inc. (a)	3,601	76,593
Almost Family, Inc. (a)	6,187	267,773
Amedisys, Inc. (a)(d)	20,113	559,343
AMN Healthcare Services, Inc. (a)	34,136	778,642
AmSurg Corp. (a)(d)	31,130	1,952,474
Bio-Reference Laboratories, Inc. (a)(d)	18,084	598,942
BioScrip, Inc. (a)(d)	49,356	231,973
BioTelemetry, Inc. (a)	19,170	153,552
Capital Senior Living Corp. (a)	21,600	565,272
Chemed Corp. (d)	12,875	1,483,844
Civitas Solutions, Inc.	8,408	157,650
Corvel Corp. (a)	8,052	287,778
Cross Country Healthcare, Inc. (a)(d)	22,514	249,905
ExamWorks Group, Inc. (a)(d)	27,057	1,107,984
Five Star Quality Care, Inc. (a)	31,240	132,770
Genesis HealthCare, Inc. Class A (a)	16,517	114,132
Hanger, Inc. (a)(d)	25,999	580,818
HealthEquity, Inc. (a)	7,556	198,043
HealthSouth Corp.	64,743	2,927,678
Healthways, Inc. (a)(d)	22,711	395,171
IPC The Hospitalist Co., Inc. (a)(d)	12,653	618,985
Kindred Healthcare, Inc.	57,498	1,319,579
Landauer, Inc.	6,950	224,207
LHC Group, Inc. (a)	8,904	285,462
Magellan Health Services, Inc. (a)	20,175	1,277,078
Molina Healthcare, Inc. (a)(d)	22,205	1,315,202
National Healthcare Corp.	7,537	477,092
National Research Corp. Class A	7,074	102,007
NeoStem, Inc. (a)(d)	17,429	50,196
Owens & Minor, Inc.	46,270	1,560,224
PharMerica Corp. (a)	22,123	634,045
Providence Service Corp. (a)	8,529	362,653
RadNet, Inc. (a)	23,548	197,332
Select Medical Holdings Corp.	57,983	843,653
Surgical Care Affiliates, Inc. (a)	9,271	349,517
Team Health Holdings, Inc. (a)	51,606	3,074,169
The Ensign Group, Inc.	16,639	700,668
Triple-S Management Corp. (a)	18,385	344,167
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Trupanion, Inc. (d)	6,124	$ 45,379
U.S. Physical Therapy, Inc.	9,088	428,590
Universal American Spin Corp. (a)	31,016	309,850
Wellcare Health Plans, Inc. (a)	32,244	2,496,653
		34,254,280
Health Care Technology - 0.6%
Castlight Health, Inc. Class B (a)(d)	8,847	66,618
Computer Programs & Systems, Inc. (d)	8,201	429,158
Connecture, Inc.	4,940	54,933
HealthStream, Inc. (a)	15,601	451,493
HMS Holdings Corp. (a)(d)	64,492	1,097,009
Imprivata, Inc.	4,303	64,244
MedAssets, Inc. (a)	45,004	910,881
Medidata Solutions, Inc. (a)(d)	39,766	2,124,697
Merge Healthcare, Inc. (a)	50,998	253,460
Omnicell, Inc. (a)	26,995	959,132
Quality Systems, Inc.	36,490	569,062
Vocera Communications, Inc. (a)	17,350	197,617
		7,178,304
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	16,751	381,923
Affymetrix, Inc. (a)(d)	56,840	689,469
Albany Molecular Research, Inc. (a)(d)	17,356	313,449
Cambrex Corp. (a)	22,467	864,755
Enzo Biochem, Inc. (a)	24,646	69,009
Fluidigm Corp. (a)(d)	20,646	773,399
Furiex Pharmaceuticals, Inc. rights	4,241	41,435
INC Research Holdings, Inc. Class A	6,878	230,688
Luminex Corp. (a)(d)	27,564	427,793
Nanostring Technologies, Inc. (a)(d)	6,959	83,090
Pacific Biosciences of California, Inc. (a)	45,202	233,242
PAREXEL International Corp. (a)	41,787	2,656,609
PRA Health Sciences, Inc.	14,353	408,773
Sequenom, Inc. (a)(d)	85,511	379,669
		7,553,303
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)(d)	17,697	70,611
Achaogen, Inc. (a)	5,627	31,455
Aerie Pharmaceuticals, Inc. (a)	7,606	73,322
Akorn, Inc. (a)(d)	45,844	1,908,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alimera Sciences, Inc. (a)(d)	17,936	$ 78,201
Amphastar Pharmaceuticals, Inc. (a)	6,941	100,367
Ampio Pharmaceuticals, Inc. (a)(d)	29,548	71,211
ANI Pharmaceuticals, Inc. (a)(d)	5,076	309,534
Aratana Therapeutics, Inc. (a)	21,241	274,221
AstraZeneca PLC rights (a)	1,000	0
Bio Path Holdings, Inc. (a)(d)	57,805	89,887
Biodelivery Sciences International, Inc. (a)	31,055	250,303
Catalent, Inc. (a)	35,929	1,033,677
Cempra, Inc. (a)(d)	21,990	692,465
Corcept Therapeutics, Inc. (a)	38,512	222,214
DepoMed, Inc. (a)(d)	42,566	990,085
Dermira, Inc.	5,338	78,736
Egalet Corp. (a)(d)	2,748	25,172
Endocyte, Inc. (a)(d)	26,932	156,206
Flex Pharma, Inc. (d)	3,995	66,796
Horizon Pharma PLC (a)	54,616	1,535,802
IGI Laboratories, Inc. (a)(d)	23,142	117,561
Impax Laboratories, Inc. (a)	51,503	2,331,026
Intersect ENT, Inc.	4,061	101,911
Intra-Cellular Therapies, Inc. (a)	14,736	301,351
Lannett Co., Inc. (a)(d)	18,917	1,087,728
Nektar Therapeutics (a)(d)	93,275	887,978
Omeros Corp. (a)(d)	27,661	556,539
Pacira Pharmaceuticals, Inc. (a)(d)	26,127	1,789,177
Pain Therapeutics, Inc. (a)	27,138	55,362
Pernix Therapeutics Holdings, Inc. (a)(d)	24,008	153,171
Phibro Animal Health Corp. Class A	10,838	344,215
Pozen, Inc. (a)	20,364	159,246
Prestige Brands Holdings, Inc. (a)	38,119	1,496,171
Relypsa, Inc. (a)(d)	15,228	440,546
Repros Therapeutics, Inc. (a)(d)	17,599	135,336
Revance Therapeutics, Inc. (a)(d)	6,216	122,300
Sagent Pharmaceuticals, Inc. (a)(d)	16,210	377,855
SciClone Pharmaceuticals, Inc. (a)(d)	37,175	303,720
Sucampo Pharmaceuticals, Inc. Class A (a)	12,793	227,204
Supernus Pharmaceuticals, Inc. (a)	24,167	309,338
Tetraphase Pharmaceuticals, Inc. (a)	22,504	793,941
The Medicines Company (a)(d)	47,875	1,226,079
TherapeuticsMD, Inc. (a)	87,715	568,393
Theravance Biopharma, Inc. (a)	17,014	272,224
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Theravance, Inc. (d)	60,538	$ 983,743
VIVUS, Inc. (a)(d)	65,564	146,208
XenoPort, Inc. (a)	42,942	254,646
Zogenix, Inc. (a)(d)	92,659	128,796
ZS Pharma, Inc.	6,065	230,895
		23,961,869
TOTAL HEALTH CARE		198,956,036
INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
AAR Corp.	29,080	879,379
Aerojet Rocketdyne Holdings, Inc. (a)	43,992	864,883
AeroVironment, Inc. (a)(d)	13,825	353,920
American Science & Engineering, Inc.	5,326	199,299
Astronics Corp. (a)	13,836	931,301
Cubic Corp.	15,174	752,327
Curtiss-Wright Corp.	35,429	2,588,443
DigitalGlobe, Inc. (a)(d)	55,253	1,777,489
Ducommun, Inc. (a)	7,924	240,890
Engility Holdings, Inc.	12,934	360,471
Erickson Air-Crane, Inc. (a)	5,213	18,506
Esterline Technologies Corp. (a)	23,401	2,604,297
HEICO Corp.	48,905	2,730,855
KEYW Holding Corp. (a)(d)	23,713	228,830
Kratos Defense & Security Solutions, Inc. (a)(d)	32,457	177,540
LMI Aerospace, Inc. (a)	7,423	83,806
Moog, Inc. Class A (a)	30,431	2,126,518
National Presto Industries, Inc.	3,530	220,907
SIFCO Industries, Inc.	1,874	27,304
Sparton Corp. (a)	7,568	195,027
Taser International, Inc. (a)(d)	39,492	1,192,263
Teledyne Technologies, Inc. (a)	25,914	2,720,193
		21,274,448
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	37,965	353,834
Atlas Air Worldwide Holdings, Inc. (a)(d)	18,574	905,297
Echo Global Logistics, Inc. (a)(d)	17,386	502,455
Forward Air Corp.	22,904	1,153,674
Hub Group, Inc. Class A (a)	26,967	1,075,983
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp.	6,497	$ 301,006
UTi Worldwide, Inc. (a)(d)	67,232	607,105
XPO Logistics, Inc. (a)(d)	38,642	1,874,137
		6,773,491
Airlines - 0.6%
Allegiant Travel Co.	10,143	1,559,588
CHC Group Ltd. (a)(d)	26,506	31,542
Hawaiian Holdings, Inc. (a)(d)	32,947	760,417
JetBlue Airways Corp. (a)(d)	192,741	3,956,973
Republic Airways Holdings, Inc. (a)	36,586	447,813
SkyWest, Inc.	37,401	510,524
Virgin America, Inc. (d)	11,292	324,532
		7,591,389
Building Products - 0.9%
AAON, Inc.	31,365	751,819
Advanced Drain Systems, Inc. Del	11,151	312,228
American Woodmark Corp. (a)	9,052	458,936
Apogee Enterprises, Inc.	21,344	1,123,121
Builders FirstSource, Inc. (a)	34,298	437,642
Continental Building Products, Inc. (a)	8,443	185,830
Gibraltar Industries, Inc. (a)	22,341	369,967
Griffon Corp.	29,157	490,129
Insteel Industries, Inc.	13,234	268,121
Masonite International Corp. (a)	21,637	1,432,369
NCI Building Systems, Inc. (a)	20,590	318,733
Norcraft Companies, Inc. (a)	5,354	138,240
Nortek, Inc. (a)	6,788	574,401
Patrick Industries, Inc. (a)	5,946	357,117
PGT, Inc. (a)	34,959	395,736
Ply Gem Holdings, Inc. (a)	15,687	213,029
Quanex Building Products Corp.	26,196	505,583
Simpson Manufacturing Co. Ltd.	30,204	990,087
Trex Co., Inc. (a)(d)	24,753	1,161,411
Universal Forest Products, Inc.	14,734	815,085
		11,299,584
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	40,968	1,313,024
ACCO Brands Corp. (a)	84,350	663,835
ARC Document Solutions, Inc. (a)	30,763	262,716
Brady Corp. Class A	35,563	947,043
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	28,536	$ 156,377
CECO Environmental Corp. (d)	15,316	180,576
Cenveo, Inc. (a)(d)	37,640	74,527
Civeo Corp.	67,924	317,205
Deluxe Corp.	36,806	2,383,189
Ennis, Inc.	19,125	294,143
G&K Services, Inc. Class A	14,662	1,035,137
Healthcare Services Group, Inc.	51,703	1,565,050
Heritage-Crystal Clean, Inc. (a)	7,387	86,576
Herman Miller, Inc.	43,598	1,195,021
HNI Corp.	33,164	1,546,769
InnerWorkings, Inc. (a)(d)	25,375	160,624
Interface, Inc.	48,758	1,059,511
Kimball International, Inc. Class B	25,340	256,441
Knoll, Inc.	35,606	810,749
Matthews International Corp. Class A	21,931	1,064,311
McGrath RentCorp.	19,259	637,665
Mobile Mini, Inc.	34,392	1,325,468
Msa Safety, Inc.	21,775	995,989
Multi-Color Corp.	9,138	573,684
NL Industries, Inc. (a)	5,068	37,351
Performant Financial Corp. (a)	21,685	64,404
Quad/Graphics, Inc.	20,598	443,681
Quest Resource Holding Corp. (a)	14,929	18,064
SP Plus Corp. (a)(d)	11,307	257,347
Steelcase, Inc. Class A	60,627	1,065,216
Team, Inc. (a)	15,163	592,570
Tetra Tech, Inc.	45,221	1,225,941
The Brink's Co. (d)	35,666	944,079
U.S. Ecology, Inc.	15,853	743,664
UniFirst Corp.	10,794	1,222,205
United Stationers, Inc.	29,005	1,177,893
Viad Corp.	15,068	400,357
West Corp. (d)	28,371	878,082
		27,976,484
Construction & Engineering - 0.7%
Aegion Corp. (a)	27,901	513,936
Ameresco, Inc. Class A (a)	15,262	102,561
Argan, Inc.	9,254	298,997
Comfort Systems U.S.A., Inc.	27,714	573,403
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Dycom Industries, Inc. (a)	24,920	$ 1,145,822
EMCOR Group, Inc.	46,176	2,060,835
Furmanite Corp. (a)	27,242	198,867
Granite Construction, Inc.	29,032	1,007,701
Great Lakes Dredge & Dock Corp. (a)	44,564	258,471
Layne Christensen Co. (a)(d)	14,833	99,678
MasTec, Inc. (a)	48,222	865,103
MYR Group, Inc. (a)	15,693	460,119
Northwest Pipe Co. (a)	7,113	172,419
Orion Marine Group, Inc. (a)	19,935	167,853
Primoris Services Corp.	27,794	534,479
Sterling Construction Co., Inc. (a)	12,774	56,078
Tutor Perini Corp. (a)	27,469	582,343
		9,098,665
Electrical Equipment - 1.0%
AZZ, Inc.	18,982	880,575
Capstone Turbine Corp. (a)(d)	238,864	150,054
Encore Wire Corp.	15,222	685,142
EnerSys	32,446	2,203,083
Enphase Energy, Inc. (a)(d)	13,486	169,519
Franklin Electric Co., Inc.	35,126	1,270,156
FuelCell Energy, Inc. (a)(d)	169,190	208,104
Generac Holdings, Inc. (a)(d)	50,588	2,109,014
General Cable Corp. (d)	35,856	584,811
Global Power Equipment Group, Inc.	12,525	152,179
GrafTech International Ltd. (a)(d)	87,503	423,515
LSI Industries, Inc.	16,463	147,508
Plug Power, Inc. (a)(d)	120,736	306,669
Polypore International, Inc. (a)	33,104	1,938,570
Powell Industries, Inc.	6,742	223,767
Power Solutions International, Inc. (a)(d)	3,309	211,114
PowerSecure International, Inc. (a)	16,173	212,028
Preformed Line Products Co.	2,025	84,949
Revolution Lighting Technologies, Inc. (a)(d)	26,555	31,069
TCP International Holdings Ltd.	4,698	17,524
Thermon Group Holdings, Inc. (a)(d)	23,427	545,146
Vicor Corp. (a)	12,155	185,364
		12,739,860
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	27,097	540,314
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.9%
Accuride Corp. (a)	27,954	$ 114,052
Actuant Corp. Class A	45,344	1,080,094
Alamo Group, Inc.	4,899	302,660
Albany International Corp. Class A	20,852	817,398
Altra Industrial Motion Corp.	20,101	530,063
American Railcar Industries, Inc. (d)	6,821	361,786
ARC Group Worldwide, Inc. (a)	2,525	17,549
Astec Industries, Inc.	13,865	583,439
Barnes Group, Inc.	39,827	1,597,063
Blount International, Inc.	36,352	482,028
Briggs & Stratton Corp.	35,066	685,540
Chart Industries, Inc. (a)	22,529	913,551
CIRCOR International, Inc.	13,013	711,030
CLARCOR, Inc.	36,859	2,395,835
Columbus McKinnon Corp. (NY Shares)	14,320	363,155
Commercial Vehicle Group, Inc. (a)	19,896	114,601
Douglas Dynamics, Inc.	16,441	357,592
Dynamic Materials Corp.	10,191	136,457
Energy Recovery, Inc. (a)(d)	28,834	85,637
EnPro Industries, Inc.	16,617	1,063,654
ESCO Technologies, Inc.	19,611	719,724
ExOne Co. (a)(d)	7,195	98,643
Federal Signal Corp.	46,535	731,530
FreightCar America, Inc.	8,686	226,618
Global Brass & Copper Holdings, Inc.	15,386	234,483
Gorman-Rupp Co.	13,906	376,992
Graham Corp.	7,361	172,247
Greenbrier Companies, Inc. (d)	20,227	1,166,896
Harsco Corp.	59,262	952,933
Hillenbrand, Inc.	45,958	1,350,706
Hurco Companies, Inc.	4,695	151,930
Hyster-Yale Materials Handling Class A	7,599	557,311
John Bean Technologies Corp.	21,429	826,945
Kadant, Inc.	8,484	432,345
L.B. Foster Co. Class A	7,678	328,081
Lindsay Corp. (d)	8,998	712,552
Lydall, Inc. (a)	12,557	337,030
Manitex International, Inc. (a)(d)	10,204	101,122
Meritor, Inc. (a)	72,068	945,532
Miller Industries, Inc.	8,374	187,410
Mueller Industries, Inc.	41,480	1,453,459
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class A	116,622	$ 1,091,582
NN, Inc. (d)	13,158	331,055
Omega Flex, Inc.	1,956	58,269
Proto Labs, Inc. (a)(d)	16,589	1,161,230
RBC Bearings, Inc.	17,022	1,242,436
Rexnord Corp. (a)	55,203	1,462,327
Standex International Corp.	9,372	757,914
Sun Hydraulics Corp.	16,408	638,435
Tennant Co.	13,669	878,780
Titan International, Inc. (d)	32,890	341,727
TriMas Corp. (a)	33,299	938,033
Twin Disc, Inc.	6,368	114,560
Wabash National Corp. (a)(d)	50,566	708,935
Watts Water Technologies, Inc. Class A	20,896	1,139,877
Woodward, Inc.	48,673	2,290,065
Xerium Technologies, Inc. (a)	7,859	139,733
		38,072,631
Marine - 0.2%
Baltic Trading Ltd. (d)	34,937	49,611
Golden Ocean Group Ltd. (d)	51,202	254,986
International Shipholding Corp.	4,076	44,754
Matson, Inc.	31,440	1,273,320
Navios Maritime Holdings, Inc. (d)	59,817	226,706
Safe Bulkers, Inc. (d)	28,325	101,404
Scorpio Bulkers, Inc. (a)(d)	97,396	234,724
Ultrapetrol (Bahamas) Ltd. (a)	12,724	15,778
		2,201,283
Professional Services - 1.4%
Acacia Research Corp.	36,949	407,178
Advisory Board Co. (a)	30,791	1,597,745
Barrett Business Services, Inc.	5,295	235,469
CBIZ, Inc. (a)(d)	31,820	287,653
CDI Corp.	10,461	142,688
Corporate Executive Board Co.	24,830	2,081,499
CRA International, Inc. (a)	6,871	200,633
Exponent, Inc.	9,644	854,555
Franklin Covey Co. (a)	7,862	146,548
FTI Consulting, Inc. (a)(d)	29,994	1,233,053
GP Strategies Corp. (a)	9,775	318,567
Heidrick & Struggles International, Inc.	13,758	331,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hill International, Inc. (a)	21,760	$ 83,776
Huron Consulting Group, Inc. (a)	17,280	1,047,514
ICF International, Inc. (a)	14,651	564,064
Insperity, Inc.	16,622	800,516
Kelly Services, Inc. Class A (non-vtg.)	19,724	323,868
Kforce, Inc.	18,486	420,372
Korn/Ferry International	36,463	1,149,678
MISTRAS Group, Inc. (a)	11,881	213,383
Navigant Consulting, Inc. (a)	36,174	523,076
On Assignment, Inc. (a)	38,306	1,288,997
Paylocity Holding Corp. (a)(d)	6,056	170,476
Pendrell Corp. (a)	118,318	128,967
Resources Connection, Inc.	28,544	449,853
RPX Corp. (a)	39,055	607,696
TriNet Group, Inc. (a)	11,615	406,757
TrueBlue, Inc. (a)	30,505	877,934
VSE Corp.	3,065	218,044
WageWorks, Inc. (a)(d)	25,736	1,297,094
		18,408,670
Road & Rail - 0.6%
ArcBest Corp.	19,191	685,119
Celadon Group, Inc.	15,483	400,081
Heartland Express, Inc.	39,760	831,779
Knight Transportation, Inc.	43,713	1,263,306
Marten Transport Ltd.	17,611	392,021
P.A.M. Transportation Services, Inc. (a)	2,259	132,355
Patriot Transportation Holding, Inc. (a)	1,818	46,923
Quality Distribution, Inc. (a)	20,623	204,580
Roadrunner Transportation Systems, Inc. (a)	20,442	500,216
Saia, Inc. (a)	18,158	739,939
Swift Transporation Co. (a)	62,532	1,513,274
U.S.A. Truck, Inc. (a)	4,477	109,955
Universal Truckload Services, Inc.	4,541	96,451
Werner Enterprises, Inc.	32,767	880,449
YRC Worldwide, Inc. (a)	23,185	361,686
		8,158,134
Trading Companies & Distributors - 0.8%
Aircastle Ltd. (d)	47,572	1,140,777
Applied Industrial Technologies, Inc.	30,637	1,279,707
Beacon Roofing Supply, Inc. (a)	36,192	1,075,626
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
CAI International, Inc. (a)(d)	11,817	$ 281,481
DXP Enterprises, Inc. (a)(d)	9,652	434,823
General Finance Corp. (a)(d)	7,863	61,017
H&E Equipment Services, Inc.	23,089	570,760
Houston Wire & Cable Co.	12,960	122,342
Kaman Corp.	20,043	835,994
Neff Corp.	7,624	89,963
Rush Enterprises, Inc. Class A (a)	25,396	663,851
Stock Building Supply Holdings, Inc. (a)	10,840	199,131
TAL International Group, Inc. (d)	25,051	965,466
Textainer Group Holdings Ltd. (d)	15,871	480,891
Titan Machinery, Inc. (a)(d)	12,572	184,180
Watsco, Inc.	18,953	2,279,856
		10,665,865
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)(d)	38,371	601,657
TOTAL INDUSTRIALS		175,402,475
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.6%
ADTRAN, Inc.	39,756	660,347
Aerohive Networks, Inc. (a)(d)	6,891	41,966
Alliance Fiber Optic Products, Inc. (d)	9,046	166,085
Applied Optoelectronics, Inc. (a)(d)	11,034	157,566
Aruba Networks, Inc. (a)	78,446	1,930,556
Bel Fuse, Inc. Class B (non-vtg.)	7,498	153,934
Black Box Corp.	11,291	224,691
CalAmp Corp. (a)(d)	26,397	520,285
Calix Networks, Inc. (a)	29,877	220,791
Ciena Corp. (a)(d)	77,299	1,646,469
Clearfield, Inc. (a)(d)	7,915	107,248
Comtech Telecommunications Corp.	11,260	325,414
Digi International, Inc. (a)	17,858	180,366
Emulex Corp. (a)	51,742	414,971
Extreme Networks, Inc. (a)	68,773	173,308
Finisar Corp. (a)(d)	76,154	1,548,211
Harmonic, Inc. (a)	64,472	451,949
Infinera Corp. (a)(d)	94,949	1,785,041
InterDigital, Inc.	27,368	1,497,577
Ixia (a)(d)	42,732	511,929
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
KVH Industries, Inc. (a)	12,963	$ 174,871
Mitel Networks Corp. (a)	15,244	141,617
NETGEAR, Inc. (a)(d)	25,428	769,706
NumereX Corp. Class A (a)(d)	10,532	115,747
Oclaro, Inc. (a)(d)	67,587	129,767
Parkervision, Inc. (a)(d)	67,607	45,973
Plantronics, Inc.	31,275	1,666,019
Polycom, Inc. (a)	101,077	1,319,055
Procera Networks, Inc. (a)	14,896	171,453
Ruckus Wireless, Inc. (a)	47,845	558,830
ShoreTel, Inc. (a)	46,412	323,028
Sonus Networks, Inc. (a)	36,481	288,930
Tessco Technologies, Inc.	4,123	104,188
Ubiquiti Networks, Inc. (d)	21,860	624,540
ViaSat, Inc. (a)(d)	30,415	1,828,550
		20,980,978
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	10,701	100,696
Anixter International, Inc. (a)	19,875	1,403,175
Badger Meter, Inc.	10,751	668,927
Belden, Inc.	32,059	2,691,353
Benchmark Electronics, Inc. (a)	39,601	931,812
Checkpoint Systems, Inc.	30,431	315,265
Cognex Corp. (a)	63,868	2,867,035
Coherent, Inc. (a)	18,293	1,097,580
Control4 Corp. (a)	8,287	97,124
CTS Corp.	24,673	442,634
CUI Global, Inc. (a)(d)	14,030	77,305
Daktronics, Inc.	27,207	291,931
DTS, Inc. (a)	12,443	446,082
Electro Rent Corp.	12,480	135,283
Electro Scientific Industries, Inc.	16,856	96,079
Fabrinet (a)(d)	25,857	468,270
FARO Technologies, Inc. (a)(d)	12,700	505,841
FEI Co.	31,081	2,345,372
GSI Group, Inc. (a)	22,268	295,719
II-VI, Inc. (a)	38,581	686,356
Insight Enterprises, Inc. (a)	30,145	862,750
InvenSense, Inc. (a)(d)	52,221	779,137
Itron, Inc. (a)	29,014	1,040,442
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
KEMET Corp. (a)	32,091	$ 138,633
Kimball Electronics, Inc. (a)	18,986	242,831
Littelfuse, Inc.	16,555	1,622,224
Maxwell Technologies, Inc. (a)(d)	21,634	121,150
Mercury Systems, Inc. (a)	24,010	331,578
Mesa Laboratories, Inc.	2,018	171,308
Methode Electronics, Inc. Class A	27,885	1,183,997
MTS Systems Corp.	11,159	787,602
Multi-Fineline Electronix, Inc. (a)	6,685	156,295
Newport Corp. (a)	29,582	564,129
OSI Systems, Inc. (a)	14,633	983,484
Park Electrochemical Corp.	15,464	335,878
PC Connection, Inc.	6,929	168,305
Plexus Corp. (a)	24,926	1,073,064
RealD, Inc. (a)	29,791	365,833
Rofin-Sinar Technologies, Inc. (a)	20,553	486,284
Rogers Corp. (a)	13,297	966,825
Sanmina Corp. (a)	60,546	1,230,900
ScanSource, Inc. (a)	21,021	837,687
Speed Commerce, Inc. (a)(d)	34,432	10,388
SYNNEX Corp.	20,968	1,604,052
TTM Technologies, Inc. (a)(d)	40,024	374,224
Universal Display Corp. (a)(d)	29,829	1,314,564
Viasystems Group, Inc. (a)	3,693	65,662
Vishay Precision Group, Inc. (a)	9,058	129,258
		33,912,323
Internet Software & Services - 2.3%
Actua Corp. (a)(d)	30,448	440,583
Amber Road, Inc. (a)(d)	6,935	60,751
Angie's List, Inc. (a)(d)	31,530	185,081
Bankrate, Inc. (a)(d)	49,483	613,589
Bazaarvoice, Inc. (a)(d)	35,939	193,352
Benefitfocus, Inc. (a)(d)	3,627	125,313
Blucora, Inc. (a)(d)	31,287	427,693
Borderfree, Inc. (a)	3,558	22,487
Box, Inc. Class A (d)	8,991	153,836
Brightcove, Inc. (a)	23,334	161,471
Carbonite, Inc. (a)	12,763	130,693
Care.com, Inc. (a)	4,940	31,715
ChannelAdvisor Corp. (a)(d)	15,021	153,665
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cimpress NV (a)	24,471	$ 2,054,096
comScore, Inc. (a)	25,426	1,331,305
Constant Contact, Inc. (a)(d)	23,112	805,453
Cornerstone OnDemand, Inc. (a)(d)	39,077	1,118,775
Coupons.com, Inc. (a)(d)	9,292	116,429
Cvent, Inc. (a)(d)	13,221	355,380
DealerTrack Holdings, Inc. (a)(d)	39,454	1,550,937
Demand Media, Inc. (a)	6,428	41,203
Demandware, Inc. (a)(d)	22,116	1,362,346
DHI Group, Inc. (a)(d)	27,910	212,116
EarthLink Holdings Corp.	73,991	349,977
Endurance International Group Holdings, Inc. (a)(d)	22,114	405,571
Envestnet, Inc. (a)	25,061	1,284,627
Everyday Health, Inc. (a)	5,181	63,519
Five9, Inc.	8,799	47,779
Global Sources Ltd. (a)	10,581	58,619
Gogo, Inc. (a)(d)	41,179	870,524
GrubHub, Inc.	6,643	273,492
GTT Communications, Inc. (a)(d)	11,773	214,975
Hortonworks, Inc. (d)	5,185	104,581
Internap Network Services Corp. (a)	40,365	379,431
IntraLinks Holdings, Inc. (a)	29,055	284,739
j2 Global, Inc.	34,961	2,425,245
Limelight Networks, Inc. (a)	45,004	166,515
Liquidity Services, Inc. (a)	18,098	169,397
LivePerson, Inc. (a)	40,149	377,401
LogMeIn, Inc. (a)	17,877	1,147,346
Marchex, Inc. Class B	23,948	101,779
Marin Software, Inc. (a)	19,284	116,475
Marketo, Inc. (a)(d)	19,068	542,485
Millennial Media, Inc. (a)(d)	51,695	80,127
Monster Worldwide, Inc. (a)(d)	66,663	392,645
New Relic, Inc.	4,182	135,873
NIC, Inc.	48,120	818,040
Opower, Inc. (d)	6,020	60,200
Perficient, Inc. (a)	25,542	526,931
Q2 Holdings, Inc. (a)(d)	7,750	157,713
QuinStreet, Inc. (a)	25,161	136,624
RealNetworks, Inc. (a)	17,520	115,106
Reis, Inc.	5,967	135,630
RetailMeNot, Inc. (a)(d)	22,869	420,332
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rightside Group Ltd. (a)(d)	6,372	$ 51,868
Rocket Fuel, Inc. (a)(d)	13,325	106,733
SciQuest, Inc. (a)(d)	19,851	305,110
Shutterstock, Inc. (a)(d)	11,203	756,090
SPS Commerce, Inc. (a)(d)	11,962	780,640
Stamps.com, Inc. (a)	10,406	644,027
TechTarget, Inc. (a)	11,986	129,689
Textura Corp. (a)(d)	13,773	360,439
Travelzoo, Inc. (a)(d)	5,810	76,343
Tremor Video, Inc. (a)(d)	27,641	69,103
TrueCar, Inc.	5,641	86,984
Unwired Planet, Inc. (a)(d)	70,815	41,802
Web.com Group, Inc. (a)(d)	38,281	703,222
WebMD Health Corp. (a)	28,549	1,260,438
Wix.com Ltd. (a)(d)	10,037	195,420
XO Group, Inc. (a)	19,413	315,655
Xoom Corp. (a)(d)	22,343	394,801
YuMe, Inc. (a)(d)	12,851	65,926
		30,356,257
IT Services - 2.5%
Acxiom Corp. (a)	56,880	993,125
Blackhawk Network Holdings, Inc. (a)(d)	38,702	1,423,073
CACI International, Inc. Class A (a)	17,230	1,520,375
Cardtronics, Inc. (a)(d)	32,744	1,235,431
Cass Information Systems, Inc.	8,487	443,615
Ciber, Inc. (a)	56,093	198,008
Computer Task Group, Inc.	10,242	84,292
Convergys Corp.	74,584	1,691,565
CSG Systems International, Inc.	25,068	729,980
Datalink Corp. (a)	14,985	173,227
EPAM Systems, Inc. (a)	26,174	1,693,720
Euronet Worldwide, Inc. (a)	37,462	2,190,778
EVERTEC, Inc.	48,130	997,735
ExlService Holdings, Inc. (a)	24,098	829,694
Forrester Research, Inc.	8,282	288,131
Global Cash Access Holdings, Inc. (a)	47,759	353,417
Hackett Group, Inc.	18,102	173,779
Heartland Payment Systems, Inc.	26,383	1,342,895
Higher One Holdings, Inc. (a)	23,341	65,588
iGATE Corp. (a)	26,920	1,280,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Information Services Group, Inc.	25,041	$ 98,411
Lionbridge Technologies, Inc. (a)	46,829	259,901
Luxoft Holding, Inc. (a)	5,773	299,215
ManTech International Corp. Class A	17,557	513,191
Maximus, Inc.	49,698	3,181,169
ModusLink Global Solutions, Inc. (a)(d)	26,756	93,646
MoneyGram International, Inc. (a)(d)	21,181	164,153
Neustar, Inc. Class A (a)(d)	41,254	1,237,620
PRG-Schultz International, Inc. (a)	20,838	88,353
Science Applications International Corp.	29,246	1,465,225
ServiceSource International, Inc. (a)(d)	50,947	181,881
Sykes Enterprises, Inc. (a)	29,019	726,346
Syntel, Inc. (a)	22,796	1,026,276
Teletech Holdings, Inc.	12,755	330,865
Unisys Corp. (a)	37,622	819,031
Virtusa Corp. (a)	19,207	764,439
WEX, Inc. (a)(d)	28,488	3,210,882
		32,169,347
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	30,184	738,301
Alpha & Omega Semiconductor Ltd. (a)	16,251	133,096
Ambarella, Inc. (a)(d)	21,175	1,548,951
Amkor Technology, Inc. (a)	62,890	442,117
Applied Micro Circuits Corp. (a)(d)	57,929	311,079
Audience, Inc. (a)(d)	9,911	47,176
Axcelis Technologies, Inc. (a)	82,749	208,527
Brooks Automation, Inc.	49,091	528,219
Cabot Microelectronics Corp. (a)	17,686	836,548
Cascade Microtech, Inc. (a)(d)	9,237	122,483
Cavium, Inc. (a)(d)	38,858	2,517,610
Ceva, Inc. (a)	15,531	321,492
Cirrus Logic, Inc. (a)	45,457	1,535,537
Cohu, Inc.	18,056	189,046
Cypress Semiconductor Corp.	243,240	3,239,957
Diodes, Inc. (a)	26,969	720,612
DSP Group, Inc. (a)	16,232	184,720
Entegris, Inc. (a)	102,078	1,358,658
Entropic Communications, Inc. (a)	64,117	193,633
Exar Corp. (a)	29,270	288,895
Fairchild Semiconductor International, Inc. (a)	86,184	1,565,532
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FormFactor, Inc. (a)	41,261	$ 328,850
Inphi Corp. (a)(d)	23,115	495,817
Integrated Device Technology, Inc. (a)	97,859	1,780,055
Integrated Silicon Solution, Inc.	23,416	434,367
Intersil Corp. Class A	94,815	1,265,780
IXYS Corp.	18,035	203,976
Kopin Corp. (a)	49,570	164,572
Lattice Semiconductor Corp. (a)	86,244	511,427
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	9,827	299,429
MaxLinear, Inc. Class A (a)	20,191	172,229
Micrel, Inc.	32,867	446,991
Microsemi Corp. (a)	69,802	2,328,595
MKS Instruments, Inc.	39,210	1,364,900
Monolithic Power Systems, Inc.	28,417	1,472,853
Nanometrics, Inc. (a)(d)	17,662	273,055
NVE Corp.	3,572	242,396
Omnivision Technologies, Inc. (a)	41,021	1,144,281
PDF Solutions, Inc. (a)	22,347	403,810
Pericom Semiconductor Corp.	16,545	207,143
Photronics, Inc. (a)	48,050	421,399
PMC-Sierra, Inc. (a)	126,747	1,068,477
Power Integrations, Inc.	22,371	1,107,141
Qorvo, Inc. (a)	105,316	6,941,359
QuickLogic Corp. (a)(d)	43,286	76,183
Rambus, Inc. (a)(d)	83,416	1,154,477
Rubicon Technology, Inc. (a)(d)	17,850	68,544
Rudolph Technologies, Inc. (a)(d)	24,677	316,606
Semtech Corp. (a)	49,392	1,150,340
Silicon Laboratories, Inc. (a)	31,952	1,650,960
Synaptics, Inc. (a)(d)	26,481	2,243,470
Tessera Technologies, Inc.	39,296	1,418,979
Ultra Clean Holdings, Inc. (a)	21,349	128,307
Ultratech, Inc. (a)(d)	20,788	414,928
Veeco Instruments, Inc. (a)(d)	29,431	868,509
Xcerra Corp. (a)	39,308	386,398
		49,988,792
Software - 4.7%
A10 Networks, Inc. (a)(d)	9,344	42,515
ACI Worldwide, Inc. (a)	83,605	1,925,423
Advent Software, Inc.	37,770	1,639,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
American Software, Inc. Class A	18,993	$ 184,422
Aspen Technology, Inc. (a)	67,685	3,004,537
AVG Technologies NV (a)	25,427	608,214
Barracuda Networks, Inc. (a)	5,717	231,710
Blackbaud, Inc.	33,871	1,711,502
Bottomline Technologies, Inc. (a)(d)	28,914	773,739
BroadSoft, Inc. (a)	21,014	664,883
Callidus Software, Inc. (a)	39,790	491,407
CommVault Systems, Inc. (a)	34,721	1,588,486
Comverse, Inc. (a)	16,802	411,649
Covisint Corp. (a)	29,028	56,895
Cyan, Inc. (a)(d)	19,047	71,045
Digimarc Corp. (d)	5,048	118,123
Ebix, Inc. (d)	21,641	590,583
Ellie Mae, Inc. (a)	20,658	1,136,190
EnerNOC, Inc. (a)(d)	19,509	215,574
EPIQ Systems, Inc.	22,887	409,906
ePlus, Inc. (a)	3,851	319,479
Fair Isaac Corp.	23,623	2,089,691
Fleetmatics Group PLC (a)(d)	27,399	1,248,846
Gigamon, Inc. (a)	17,707	521,117
Globant SA (a)	4,813	101,121
Glu Mobile, Inc. (a)	66,289	448,114
Guidance Software, Inc. (a)(d)	12,073	70,506
Guidewire Software, Inc. (a)(d)	49,807	2,487,860
HubSpot, Inc.	4,151	160,685
Imperva, Inc. (a)	18,924	863,313
Infoblox, Inc. (a)	41,551	978,942
Interactive Intelligence Group, Inc. (a)(d)	12,454	547,727
Jive Software, Inc. (a)	31,256	168,157
Kofax Ltd. (a)(d)	54,342	599,392
Manhattan Associates, Inc. (a)	55,722	2,928,748
Mentor Graphics Corp.	71,297	1,706,137
MicroStrategy, Inc. Class A (a)	6,664	1,213,648
MobileIron, Inc.	9,420	56,708
Model N, Inc. (a)	13,970	164,148
Monotype Imaging Holdings, Inc.	29,115	943,617
NetScout Systems, Inc. (a)(d)	26,739	1,098,973
Park City Group, Inc. (a)(d)	6,784	73,606
Paycom Software, Inc. (d)	4,685	148,093
Pegasystems, Inc.	26,008	560,212
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	37,680	$ 994,752
Proofpoint, Inc. (a)(d)	28,710	1,549,766
PROS Holdings, Inc. (a)(d)	17,367	386,068
QAD, Inc. Class A	5,226	127,410
Qlik Technologies, Inc. (a)	65,965	2,294,922
Qualys, Inc. (a)(d)	14,774	731,608
Rally Software Development Corp. (a)	17,972	259,875
RealPage, Inc. (a)(d)	38,066	755,229
Rosetta Stone, Inc. (a)	15,824	132,289
Sapiens International Corp. NV (a)	17,718	154,678
SeaChange International, Inc. (a)	23,718	159,148
Silver Spring Networks, Inc. (a)(d)	25,853	251,291
SS&C Technologies Holdings, Inc.	50,056	3,011,870
Synchronoss Technologies, Inc. (a)(d)	25,901	1,188,338
Take-Two Interactive Software, Inc. (a)(d)	61,403	1,455,251
Tangoe, Inc. (a)(d)	28,615	391,453
TeleCommunication Systems, Inc. Class A (a)	34,644	108,089
TeleNav, Inc. (a)	19,720	164,859
The Rubicon Project, Inc.	5,935	103,684
TiVo, Inc. (a)	72,646	802,738
Tubemogul, Inc. (a)(d)	2,696	38,822
Tyler Technologies, Inc. (a)	24,250	2,957,288
Ultimate Software Group, Inc. (a)(d)	20,830	3,462,363
Varonis Systems, Inc. (a)(d)	3,692	106,145
Vasco Data Security International, Inc. (a)(d)	21,672	550,902
Verint Systems, Inc. (a)	43,931	2,698,681
VirnetX Holding Corp. (a)(d)	30,644	197,960
Vringo, Inc. (a)(d)	52,316	32,436
Workiva, Inc.	5,287	76,503
Yodlee, inc.	4,987	63,534
Zendesk, Inc.	9,357	215,772
Zix Corp. (a)(d)	42,971	183,056
		60,982,019
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)	30,003	842,784
Dot Hill Systems Corp. (a)	44,243	277,846
Eastman Kodak Co. (a)(d)	12,968	251,190
Electronics for Imaging, Inc. (a)	34,278	1,430,421
Immersion Corp. (a)	20,505	222,069
Intevac, Inc. (a)	19,332	93,567
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Nimble Storage, Inc. (a)	6,733	$ 164,689
QLogic Corp. (a)	64,007	940,903
Quantum Corp. (a)	159,344	320,281
Silicon Graphics International Corp. (a)(d)	25,005	202,791
Super Micro Computer, Inc. (a)	25,344	729,147
Violin Memory, Inc. (a)(d)	58,708	200,194
		5,675,882
TOTAL INFORMATION TECHNOLOGY		234,065,598
MATERIALS - 4.3%
Chemicals - 2.1%
A. Schulman, Inc.	21,474	911,571
American Vanguard Corp. (d)	21,514	234,718
Axiall Corp.	51,438	2,098,670
Balchem Corp.	22,349	1,171,535
Calgon Carbon Corp.	39,298	872,023
Chase Corp.	4,852	173,750
Chemtura Corp. (a)(d)	49,614	1,494,870
Ferro Corp. (a)	52,968	714,538
Flotek Industries, Inc. (a)(d)	39,434	563,512
FutureFuel Corp.	15,801	171,757
H.B. Fuller Co.	36,842	1,538,890
Hawkins, Inc.	7,873	310,590
Innophos Holdings, Inc.	16,120	851,781
Innospec, Inc.	17,903	782,361
Intrepid Potash, Inc. (a)	41,035	514,169
KMG Chemicals, Inc.	7,076	207,185
Koppers Holdings, Inc.	15,120	339,898
Kraton Performance Polymers, Inc. (a)	24,242	546,415
Kronos Worldwide, Inc.	15,216	204,655
LSB Industries, Inc. (a)(d)	14,260	604,767
Marrone Bio Innovations, Inc. (a)(d)	10,289	34,365
Minerals Technologies, Inc.	25,286	1,712,621
Olin Corp.	57,879	1,709,167
OM Group, Inc.	22,610	679,204
OMNOVA Solutions, Inc. (a)	34,144	272,811
PolyOne Corp.	65,521	2,558,595
Quaker Chemical Corp.	9,739	810,480
Rentech, Inc. (a)(d)	165,263	198,316
Senomyx, Inc. (a)(d)	30,786	178,251
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	36,341	$ 2,375,248
Stepan Co.	14,143	720,303
Trecora Resources (a)	14,761	177,132
Tredegar Corp.	17,956	367,559
Trinseo SA (d)	8,298	188,945
Tronox Ltd. Class A (d)	45,485	952,911
Zep, Inc.	16,605	330,107
		27,573,670
Construction Materials - 0.1%
Headwaters, Inc. (a)	53,927	948,037
U.S. Concrete, Inc. (a)(d)	10,502	381,223
United States Lime & Minerals, Inc.	1,339	88,374
		1,417,634
Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	3,009	150,751
Berry Plastics Group, Inc. (a)	66,026	2,259,410
Graphic Packaging Holding Co.	240,024	3,384,338
Myers Industries, Inc.	19,360	313,051
UFP Technologies, Inc. (a)	4,435	89,986
		6,197,536
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,418	60,439
AK Steel Holding Corp. (a)(d)	130,588	663,387
Ampco-Pittsburgh Corp.	6,080	97,219
Century Aluminum Co. (a)(d)	37,900	488,531
Coeur d'Alene Mines Corp. (a)	100,282	523,472
Commercial Metals Co.	86,330	1,433,078
Globe Specialty Metals, Inc.	47,123	938,690
Gold Resource Corp.	26,200	88,294
Handy & Harman Ltd. (a)	2,913	103,208
Haynes International, Inc.	9,340	415,350
Hecla Mining Co. (d)	270,322	816,372
Horsehead Holding Corp. (a)(d)	41,258	616,807
Kaiser Aluminum Corp.	13,201	1,060,964
Materion Corp.	15,201	607,888
Molycorp, Inc. (a)(d)	129,445	119,452
Noranda Aluminium Holding Corp.	34,855	116,416
Olympic Steel, Inc.	6,211	68,010
RTI International Metals, Inc. (a)	22,564	849,535
Ryerson Holding Corp.	8,130	45,040
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	19,011	$ 331,172
Stillwater Mining Co. (a)(d)	87,798	1,179,127
SunCoke Energy, Inc.	48,814	855,709
Universal Stainless & Alloy Products, Inc. (a)	4,928	103,488
Walter Energy, Inc. (d)	42,995	21,811
Worthington Industries, Inc.	35,697	964,890
		12,568,349
Paper & Forest Products - 0.7%
Boise Cascade Co. (a)	28,835	1,000,575
Clearwater Paper Corp. (a)	14,371	919,313
Deltic Timber Corp.	8,080	517,120
Kapstone Paper & Packaging Corp.	61,959	1,731,754
Louisiana-Pacific Corp. (a)(d)	103,842	1,582,552
Neenah Paper, Inc.	12,097	731,506
P.H. Glatfelter Co.	31,550	782,440
Resolute Forest Products (a)	48,039	740,761
Schweitzer-Mauduit International, Inc.	22,272	984,645
Wausau-Mosinee Paper Corp. (d)	30,633	285,500
		9,276,166
TOTAL MATERIALS		57,033,355
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	65,508	571,885
Atlantic Tele-Network, Inc.	6,896	455,274
Cincinnati Bell, Inc. (a)	154,792	530,937
Cogent Communications Group, Inc.	34,095	1,192,984
Consolidated Communications Holdings, Inc.	37,199	783,783
FairPoint Communications, Inc. (a)(d)	15,081	297,397
General Communications, Inc. Class A (a)	26,485	420,052
Globalstar, Inc. (a)(d)	201,569	522,064
Hawaiian Telcom Holdco, Inc. (a)(d)	8,075	212,696
IDT Corp. Class B	12,147	206,863
inContact, Inc. (a)(d)	44,479	460,358
Inteliquent, Inc.	23,748	451,449
Intelsat SA (a)(d)	19,735	248,464
Iridium Communications, Inc. (a)(d)	59,446	604,566
Lumos Networks Corp.	13,607	192,403
magicJack VocalTec Ltd. (a)(d)	12,119	78,774
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
ORBCOMM, Inc. (a)	40,204	$ 242,028
Premiere Global Services, Inc. (a)	34,878	356,104
Vonage Holdings Corp. (a)	128,773	596,219
		8,424,300
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(d)	16,865	139,305
Leap Wireless International, Inc. rights (a)	29,000	73,080
NTELOS Holdings Corp. (d)	12,945	75,210
RingCentral, Inc. (a)	20,272	349,287
Shenandoah Telecommunications Co.	17,792	613,112
Spok Holdings, Inc.	16,054	302,217
		1,552,211
TOTAL TELECOMMUNICATION SERVICES		9,976,511
UTILITIES - 3.5%
Electric Utilities - 1.3%
Allete, Inc.	35,510	1,786,153
Cleco Corp.	43,901	2,386,019
El Paso Electric Co.	30,343	1,129,063
Empire District Electric Co. (d)	31,736	748,018
IDACORP, Inc.	37,144	2,240,898
MGE Energy, Inc.	25,543	1,059,524
NRG Yield, Inc. Class A (d)	17,532	862,574
Otter Tail Corp.	26,797	801,498
PNM Resources, Inc.	58,732	1,631,575
Portland General Electric Co. (d)	57,337	2,015,969
Spark Energy, Inc. Class A, (d)	2,028	25,350
UIL Holdings Corp.	41,529	2,071,467
Unitil Corp.	10,543	360,571
		17,118,679
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	10,726	512,488
Laclede Group, Inc.	31,582	1,640,053
New Jersey Resources Corp.	62,040	1,892,840
Northwest Natural Gas Co.	19,885	928,630
ONE Gas, Inc. (d)	38,253	1,605,478
Piedmont Natural Gas Co., Inc. (d)	57,132	2,139,022
South Jersey Industries, Inc.	24,412	1,287,733
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Southwest Gas Corp.	34,076	$ 1,874,180
WGL Holdings, Inc.	38,124	2,097,201
		13,977,625
Independent Power and Renewable Electricity Producers - 0.7%
Abengoa Yield PLC (d)	20,937	709,974
Atlantic Power Corp. (d)	87,005	282,685
Black Hills Corp.	32,872	1,620,261
Dynegy, Inc. (a)	90,467	3,009,837
Ormat Technologies, Inc. (d)	24,142	883,356
Pattern Energy Group, Inc.	32,152	931,765
Terraform Power, Inc.	20,824	823,173
Vivint Solar, Inc. (d)	14,874	210,021
		8,471,072
Multi-Utilities - 0.2%
Avista Corp.	44,135	1,439,684
NorthWestern Energy Corp.	34,374	1,790,542
		3,230,226
Water Utilities - 0.2%
American States Water Co.	28,471	1,093,002
Artesian Resources Corp. Class A	6,062	130,575
California Water Service Group	35,298	842,563
Connecticut Water Service, Inc.	7,859	282,924
Middlesex Water Co.	11,729	267,069
SJW Corp.	11,381	332,894
York Water Co.	9,649	242,769
		3,191,796
TOTAL UTILITIES		45,989,398
TOTAL COMMON STOCKS (Cost $1,166,942,248)		1,301,068,382
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.2% 6/25/15 to 2/4/16 (e) (Cost $1,998,286)	$ 2,000,000	1,998,876
Money Market Funds - 23.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	12,247,843	$ 12,247,843
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	300,495,062	300,495,062
TOTAL MONEY MARKET FUNDS (Cost $312,742,905)		312,742,905
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $1,481,683,439)		1,615,810,163
NET OTHER ASSETS (LIABILITIES) - (23.6)%		(308,648,079)
NET ASSETS - 100%		$ 1,307,162,084
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 5,595,440	$ 38,387

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $660,257.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,296
Fidelity Securities Lending Cash Central Fund	2,945,555
Total	$ 2,962,851
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,221,865	$ 179,221,865	$ -	$ -
Consumer Staples	40,137,646	40,137,646	-	-
Energy	50,672,580	50,672,571	-	9
Financials	309,612,918	309,612,918	-	-
Health Care	198,956,036	198,914,601	-	41,435
Industrials	175,402,475	175,402,475	-	-
Information Technology	234,065,598	234,065,598	-	-
Materials	57,033,355	57,033,355	-	-
Telecommunication Services	9,976,511	9,903,431	-	73,080
Utilities	45,989,398	45,989,398	-	-
U.S. Government and Government Agency Obligations	1,998,876	-	1,998,876	-
Money Market Funds	312,742,905	312,742,905	-	-
Total Investments in Securities:	$ 1,615,810,163	$ 1,613,696,763	$ 1,998,876	$ 114,524
Derivative Instruments:
Assets
Futures Contracts	$ 38,387	$ 38,387	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 38,387	$ -
Total Value of Derivatives	$ 38,387	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $285,393,771) - See accompanying schedule: Unaffiliated issuers (cost $1,168,940,534)	$ 1,303,067,258
Fidelity Central Funds (cost $312,742,905)	312,742,905
Total Investments (cost $1,481,683,439)		$ 1,615,810,163
Receivable for investments sold		783,791
Receivable for fund shares sold		2,150,859
Dividends receivable		459,114
Distributions receivable from Fidelity Central Funds		306,152
Receivable from investment adviser for expense reductions		143,812
Other receivables		255
Total assets		1,619,654,146

Liabilities
Payable for investments purchased	$ 10,276,297
Payable for fund shares redeemed	1,183,869
Accrued management fee	167,572
Payable for daily variation margin for derivative instruments	295,825
Other affiliated payables	73,437
Collateral on securities loaned, at value	300,495,062
Total liabilities		312,492,062

Net Assets		$ 1,307,162,084
Net Assets consist of:
Paid in capital		$ 1,159,401,474
Undistributed net investment income		5,189,275
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,406,224
Net unrealized appreciation (depreciation) on investments		134,165,111
Net Assets		$ 1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Investor Class: Net Asset Value, offering price and redemption price per share ($31,449,247 ÷ 1,845,040 shares)	$ 17.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($895,002,831 ÷ 52,434,494 shares)	$ 17.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($376,321,411 ÷ 22,042,206 shares)	$ 17.07

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,388,595 ÷ 257,051 shares)	$ 17.07

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Small Cap Index Fund
Financial Statements - continued

Statement of Operations

	Year ended April 30, 2015

Investment Income
Dividends		$ 14,118,189
Interest		1,015
Income from Fidelity Central Funds (including $2,945,555 from security lending)		2,962,851
Total income		17,082,055

Expenses
Management fee	$ 1,672,282
Transfer agent fees	740,021
Independent trustees' compensation	4,619
Miscellaneous	1,604
Total expenses before reductions	2,418,526
Expense reductions	(1,442,060)	976,466
Net investment income (loss)		16,105,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,762,050
Foreign currency transactions	(285)
Futures contracts	1,799,305
Total net realized gain (loss)		32,561,070
Change in net unrealized appreciation (depreciation) on: Investment securities	57,397,760
Assets and liabilities in foreign currencies	(10)
Futures contracts	15,480
Total change in net unrealized appreciation (depreciation)		57,413,230
Net gain (loss)		89,974,300
Net increase (decrease) in net assets resulting from operations		$ 106,079,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2015	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,105,589	$ 7,924,604
Net realized gain (loss)	32,561,070	9,936,654
Change in net unrealized appreciation (depreciation)	57,413,230	54,094,962
Net increase (decrease) in net assets resulting from operations	106,079,889	71,956,220
Distributions to shareholders from net investment income	(13,224,854)	(4,986,490)
Distributions to shareholders from net realized gain	(26,203,371)	(6,296,385)
Total distributions	(39,428,225)	(11,282,875)
Share transactions - net increase (decrease)	319,856,572	623,676,829
Redemption fees	184,318	287,609
Total increase (decrease) in net assets	386,692,554	684,637,783

Net Assets
Beginning of period	920,469,530	235,831,747
End of period (including undistributed net investment income of $5,189,275 and undistributed net investment income of $3,307,629, respectively)	$ 1,307,162,084	$ 920,469,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 13.59	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.19	.18	.09
Net realized and unrealized gain (loss)	1.34	2.56	1.85	1.73
Total from investment operations	1.56	2.75	2.03	1.82
Distributions from net investment income	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.57)	(.29)J	(.23)K	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.05	$ 16.06	$ 13.59	$ 11.78
Total ReturnB, C	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.36%	.36%	.36%	.36%A
Expenses net of fee waivers, if any	.23%	.23%	.29%	.31%A
Expenses net of all reductions	.23%	.23%	.29%	.31%A
Net investment income (loss)	1.30%	1.18%	1.54%	1.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,449	$ 21,013	$ 8,079	$ 12,116
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.08	$ 13.61	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.21	.21	.10
Net realized and unrealized gain (loss)	1.34	2.57	1.84	1.73
Total from investment operations	1.58	2.78	2.05	1.83
Distributions from net investment income	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.59)	(.32)	(.24)J	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.08	$ 13.61	$ 11.79
Total ReturnB, C	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net Assets E, H
Expenses before reductions	.23%	.23%	.23%	.23%A
Expenses net of fee waivers, if any	.09%	.09%	.12%	.17%A
Expenses net of all reductions	.09%	.09%	.12%	.17%A
Net investment income (loss)	1.44%	1.32%	1.71%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 895,003	$ 632,741	$ 197,995	$ 23,851
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.21	.22	.10
Net realized and unrealized gain (loss)	1.34	2.58	1.82	1.74
Total from investment operations	1.58	2.79	2.04	1.84
Distributions from net investment income	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.60)K	(.32)	(.24)J	(.04)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.09	$ 13.61	$ 11.80
Total ReturnB, C	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.07%	.07%	.10%	.13%A
Expenses net of all reductions	.07%	.07%	.10%	.13%A
Net investment income (loss)	1.46%	1.34%	1.73%	1.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,321	$ 263,061	$ 27,675	$ 574
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

K Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended April 30,	2015	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.09	$ 13.61	$ 11.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.21	.23	.10
Net realized and unrealized gain (loss)	1.33	2.58	1.81	1.75
Total from investment operations	1.58	2.79	2.04	1.85
Distributions from net investment income	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.39)	(.18)	(.08)	-
Total distributions	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalD	-I	.01	.01	-I
Net asset value, end of period	$ 17.07	$ 16.09	$ 13.61	$ 11.80
Total ReturnB, C	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.15%	.15%	.15%	.15%A
Expenses net of fee waivers, if any	.05%	.05%	.06%	.11%A
Expenses net of all reductions	.05%	.05%	.06%	.11%A
Net investment income (loss)	1.48%	1.36%	1.77%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,389	$ 3,654	$ 2,082	$ 574
Portfolio turnover rateF	14%	9%	11%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$ 1,229,491,964	$ 212,702,484	$ (43,229,395)	$ 169,473,089
Spartan Small Cap Index Fund	1,484,444,793	236,634,051	(105,268,681)	131,365,370

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 5,430,917	$ 4,541,821	$ 169,473,085
Spartan Small Cap Index Fund	8,391,658	8,003,582	131,365,370

The tax character of distributions paid was as follows:

April 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 14,453,695	$ 8,109,076	$ 22,562,771
Spartan Small Cap Index Fund	23,953,404	15,474,821	39,428,225
April 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$ 5,871,823	$ 1,785,972	$ 7,657,795
Spartan Small Cap Index Fund	8,797,191	2,485,684	11,282,875

Short-Term Trading (Redemption) Fees. Shares held by investors in the Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors in the Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ 129,168	$ 154
Totals (a)	$ 129,168	$ 154
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ 1,799,305	$ 15,480
Totals (a)	$ 1,799,305	$ 15,480

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	680,542,734	75,514,464
Spartan Small Cap Index Fund	480,631,279	149,604,324

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Mid Cap Index Fund	Amount
Investor Class	$ 54,849
Fidelity Advantage Class	578,115
Institutional Class	28,376
$ 661,340
Spartan Small Cap Index Fund
Investor Class	$ 53,906
Fidelity Advantage Class	625,451
Institutional Class	60,664
$ 740,021

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$ 1,261
Spartan Small Cap Index Fund	1,604

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds

Annual Report

8. Security Lending - continued

and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$ 29,116
Fidelity Advantage Class	.08%	872,241
Institutional Class	.06%	114,650
Fidelity Advantage Institutional Class	.04%	12,223
Spartan Small Cap Index Fund
Investor Class	.23%	33,653
Fidelity Advantage Class	.09%	1,099,139
Institutional Class	.07%	305,065
Fidelity Advantage Institutional Class	.05%	4,071

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$ 13
Spartan Small Cap Index Fund	33

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Mid Cap Index Fund	$ 65
Spartan Small Cap Index Fund	99

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2015	2014
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$ 267,184	$ 74,958
Fidelity Advantage Class	8,493,921	3,809,814
Institutional Class	1,407,870	524,010
Fidelity Advantage Institutional Class	203,633	38,713
Total	$ 10,372,608	$ 4,447,495
From net realized gain
Investor Class	$ 359,992	$ 62,107
Fidelity Advantage Class	9,951,426	2,753,728
Institutional Class	1,618,192	367,797
Fidelity Advantage Institutional Class	260,553	26,668
Total	$ 12,190,163	$ 3,210,300
Spartan Small Cap Index Fund
From net investment income
Investor Class	$ 263,566	$ 121,693
Fidelity Advantage Class	9,350,412	3,732,923
Institutional Class	3,561,440	1,098,983
Fidelity Advantage Institutional Class	49,436	32,891
Total	$ 13,224,854	$ 4,986,490

Annual Report

10. Distributions to Shareholders - continued

Years ended April 30,	2015	2014
Spartan Small Cap Index Fund
From net realized gain
Investor Class	$ 590,532	$ 180,848
Fidelity Advantage Class	18,574,669	4,730,550
Institutional Class	6,943,378	1,344,444
Fidelity Advantage Institutional Class	94,792	40,543
Total	$ 26,203,371	$ 6,296,385

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended April 30,	2015	2014	2015	2014
Spartan Mid Cap Index Fund
Investor Class
Shares sold	3,107,833	1,975,682	$ 54,171,764	$ 29,876,609
Reinvestment of distributions	35,221	8,979	611,467	133,800
Shares redeemed	(2,077,791)	(1,432,371)	(36,647,729)	(21,248,784)
Net increase (decrease)	1,065,263	552,290	$ 18,135,502	$ 8,761,625
Fidelity Advantage Class
Shares sold	35,877,842	24,053,029	$ 626,263,361	$ 363,116,725
Reinvestment of distributions	1,041,055	430,910	18,074,336	6,463,596
Shares redeemed	(13,933,045)	(7,114,375)	(242,485,307)	(108,519,672)
Net increase (decrease)	22,985,852	17,369,564	$ 401,852,390	$ 261,060,649
Institutional Class
Shares sold	10,822,328	2,965,195	$ 191,270,897	$ 45,885,096
Reinvestment of distributions	174,319	59,718	3,026,062	891,807
Shares redeemed	(1,531,439)	(720,066)	(26,849,483)	(11,097,777)
Net increase (decrease)	9,465,208	2,304,847	$ 167,447,476	$ 35,679,126
Fidelity Advantage Institutional Class
Shares sold	1,370,744	228,342	$ 23,465,684	$ 3,279,459
Reinvestment of distributions	26,645	4,379	464,186	65,381
Shares redeemed	(259,364)	(43,759)	(4,603,539)	(684,268)
Net increase (decrease)	1,138,025	188,962	$ 19,326,331	$ 2,660,572

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2015	2014	2015	2014
Spartan Small Cap Index Fund
Investor Class
Shares sold	2,465,432	2,738,219	$ 41,037,076	$ 42,850,558
Reinvestment of distributions	44,294	16,538	735,663	254,669
Shares redeemed	(1,972,969)	(2,041,094)	(33,019,680)	(32,230,267)
Net increase (decrease)	536,757	713,663	$ 8,753,059	$ 10,874,960
Fidelity Advantage Class
Shares sold	28,688,105	31,293,380	$ 473,838,250	$ 488,417,744
Reinvestment of distributions	1,617,830	525,763	26,899,193	8,101,146
Shares redeemed	(17,213,908)	(7,029,195)	(285,726,895)	(111,411,379)
Net increase (decrease)	13,092,027	24,789,948	$ 215,010,548	$ 385,107,511
Institutional Class
Shares sold	8,995,651	15,593,373	$ 150,584,472	$ 247,126,510
Reinvestment of distributions	631,755	156,951	10,504,818	2,443,427
Shares redeemed	(3,938,225)	(1,430,969)	(65,485,782)	(22,920,545)
Net increase (decrease)	5,689,181	14,319,355	$ 95,603,508	$ 226,649,392
Fidelity Advantage Institutional Class
Shares sold	54,450	113,729	$ 902,733	$ 1,682,596
Reinvestment of distributions	8,675	4,815	144,228	73,434
Shares redeemed	(33,238)	(44,393)	(557,504)	(711,064)
Net increase (decrease)	29,887	74,151	$ 489,457	$ 1,044,966

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

Spartan Mid Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/08/2015	06/05/2015	$0.06145	$0.074
Fidelity Advantage Institutional Class	06/08/2015	06/05/2015	$0.06301	$0.074
Spartan Small Cap Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/08/2015	06/05/2015	$0.06702	$0.144
Fidelity Advantage Institutional Class	06/08/2015	06/05/2015	$0.06853	$0.144

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$12,154,234
Spartan Small Cap Index Fund	$21,580,337

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	June 2014	December 2014
Spartan Mid Cap Index Fund
Institutional Class	70%	56%
Fidelity Advantage Institutional Class	69%	56%
Spartan Small Cap Index Fund
Institutional Class	36%	33%
Fidelity Advantage Institutional Class	35%	33%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Spartan Mid Cap Index Fund	June 2014	December 2014
Institutional Class	74%	61%
Fidelity Advantage Institutional Class	72%	61%
Spartan Small Cap Index Fund
Institutional Class	37%	36%
Fidelity Advantage Institutional Class	37%	36%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCX-I-SCX-I-ANN-0615
1.929320.103

Item 2. Code of Ethics

As of the end of the period, April 30, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$45,000	$-	$5,000	$800
Spartan Small Cap Index Fund	$54,000	$-	$5,000	$900

April 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$41,000	$-	$4,700	$600
Spartan Small Cap Index Fund	$45,000	$-	$4,700	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2015A	April 30, 2014A
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$220,000	$695,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2015 A	April 30, 2014 A
Deloitte Entities	$1,305,000	$1,585,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015